John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 63.0%
Communication services – 5.9%
Interactive media and services – 5.9%
Alphabet, Inc., Class A (A)	144,002	$46,106,560
Meta Platforms, Inc., Class A (A)	32,919	21,329,866
		67,436,426
Consumer discretionary – 5.9%
Broadline retail – 3.4%
Amazon.com, Inc. (A)(B)	165,777	38,662,512
Hotels, restaurants and leisure – 2.5%
Starbucks Corp.	144,757	12,609,782
Yum! Brands, Inc. (A)	103,684	15,885,426
		28,495,208
		67,157,720
Consumer staples – 0.0%
Beverages – 0.0%
Keurig Dr. Pepper, Inc.	5,082	141,788
Energy – 1.0%
Oil, gas and consumable fuels – 1.0%
Canadian Natural Resources, Ltd.	351,285	11,862,894
Financials – 7.3%
Capital markets – 1.8%
Ares Management Corp., Class A	385	60,387
KKR & Company, Inc.	110,392	13,502,046
S&P Global, Inc.	14,000	6,983,620
		20,546,053
Financial services – 2.4%
Mastercard, Inc., Class A	25,378	13,971,350
Visa, Inc., Class A (A)	38,943	13,024,097
		26,995,447
Insurance – 3.1%
Arthur J. Gallagher & Company	76,295	18,892,168
Ryan Specialty Holdings, Inc.	56,600	3,286,762
Willis Towers Watson PLC	39,550	12,695,550
		34,874,480
		82,415,980
Health care – 12.9%
Biotechnology – 1.3%
Arcellx, Inc. (B)	45,674	3,320,957
BioNTech SE, ADR (B)	29,186	3,010,536
Cytokinetics, Inc. (B)	57,946	3,947,861
Ionis Pharmaceuticals, Inc. (B)	30,167	2,495,716
Vaxcyte, Inc. (B)	34,201	1,696,712
		14,471,782
Health care equipment and supplies – 4.5%
Abbott Laboratories	180,830	23,308,987
Becton, Dickinson and Company	145,153	28,162,585
		51,471,572
Health care providers and services – 2.9%
Cencora, Inc.	31,269	11,536,072
McKesson Corp.	12,680	11,172,602
UnitedHealth Group, Inc.	31,129	10,265,410
		32,974,084
Life sciences tools and services – 3.2%
Danaher Corp.	20,383	4,622,457
Revvity, Inc.	249,468	26,046,954
Thermo Fisher Scientific, Inc.	6,548	3,868,755
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Waters Corp. (B)	3,944	$1,591,088
		36,129,254
Pharmaceuticals – 1.0%
Eli Lilly & Company	11,119	11,958,151
		147,004,843
Industrials – 1.1%
Machinery – 1.1%
Ingersoll Rand, Inc.	154,749	12,432,535
Information technology – 21.5%
Electronic equipment, instruments and components – 1.1%
Amphenol Corp., Class A	87,247	12,293,102
Semiconductors and semiconductor equipment – 7.6%
Advanced Micro Devices, Inc. (B)	64,597	14,051,785
Broadcom, Inc.	48,094	19,379,958
NVIDIA Corp.	289,044	51,160,788
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	7,600	2,215,476
		86,808,007
Software – 9.4%
Aurora Innovation, Inc. (B)	2,776,823	11,634,888
Intuit, Inc. (A)	4,226	2,679,622
Microsoft Corp. (A)	115,043	56,602,311
PTC, Inc. (A)(B)	106,083	18,610,141
Roper Technologies, Inc.	12,008	5,358,210
Salesforce, Inc.	18,100	4,172,774
Workday, Inc., Class A (B)	36,075	7,778,492
		106,836,438
Technology hardware, storage and peripherals – 3.4%
Apple, Inc.	137,142	38,242,047
		244,179,594
Utilities – 7.4%
Electric utilities – 1.2%
PPL Corp.	373,043	13,765,287
Multi-utilities – 6.2%
Ameren Corp.	158,658	16,873,278
CenterPoint Energy, Inc.	574,724	22,977,466
DTE Energy Company	54,246	7,433,329
NiSource, Inc.	511,601	22,576,952
		69,861,025
		83,626,312
TOTAL COMMON STOCKS (Cost $596,399,120)		$716,258,092
PREFERRED SECURITIES – 0.1%
Financials – 0.1%
Capital markets – 0.1%
KKR & Company, Inc., 6.250%	10,945	541,996
Utilities – 0.0%
Multi-utilities – 0.0%
CMS Energy Corp., 5.875%	4,358	102,021
TOTAL PREFERRED SECURITIES (Cost $650,942)		$644,017
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 16.0%
U.S. Government – 16.0%
U.S. Treasury Notes
3.625%, 08/31/2030 to 10/31/2030	$75,706,700	75,775,920
3.750%, 10/31/2032	10,997,000	10,971,226
3.875%, 06/30/2030 to 09/30/2032	85,241,000	86,172,818

1

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
U.S. Government and Agency obligations (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.000%, 07/31/2032	$8,494,000	$8,609,797
		181,529,761
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $180,021,430)		$181,529,761
CORPORATE BONDS - 7.5%
Consumer discretionary - 2.4%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (C)	1,509,000	1,402,288
3.750%, 05/01/2029 (C)	1,487,000	1,442,705
4.000%, 05/01/2031 (C)	1,916,000	1,829,931
4.875%, 01/15/2030	1,746,000	1,749,824
5.750%, 05/01/2028 (C)	1,472,000	1,476,206
5.750%, 09/15/2033 (C)	1,428,000	1,463,686
5.875%, 04/01/2029 (C)	707,000	724,083
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	838,000	837,878
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	2,575,000	2,576,203
Life Time, Inc. 6.000%, 11/15/2031 (C)	605,000	616,969
Service Corp. International
3.375%, 08/15/2030	669,000	626,914
4.625%, 12/15/2027	109,000	108,805
5.750%, 10/15/2032	618,000	630,616
Six Flags Entertainment Corp.
5.375%, 04/15/2027	1,642,000	1,628,605
5.500%, 04/15/2027 (C)	1,420,000	1,401,814
6.500%, 10/01/2028	1,106,000	1,072,980
Vail Resorts, Inc.
5.625%, 07/15/2030 (C)	365,000	370,356
6.500%, 05/15/2032 (C)	791,000	822,248
Yum! Brands, Inc.
3.625%, 03/15/2031	719,000	681,612
4.625%, 01/31/2032	1,375,000	1,353,881
4.750%, 01/15/2030 (C)	1,138,000	1,141,276
5.350%, 11/01/2043	1,217,000	1,189,194
5.375%, 04/01/2032	2,271,000	2,304,686
6.875%, 11/15/2037	511,000	572,111
		28,024,871
Financials - 2.2%
AmWINS Group, Inc. 6.375%, 02/15/2029 (C)	741,000	761,474
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (C)	2,381,000	2,376,972
HUB International, Ltd.
5.625%, 12/01/2029 (C)	1,526,000	1,525,984
7.250%, 06/15/2030 (C)	8,610,000	9,021,429
7.375%, 01/31/2032 (C)	5,196,000	5,406,454
MSCI, Inc. 5.250%, 09/01/2035	1,548,000	1,565,307
Ryan Specialty LLC
4.375%, 02/01/2030 (C)	511,000	500,595
5.875%, 08/01/2032 (C)	1,165,000	1,190,917
USI, Inc. 7.500%, 01/15/2032 (C)	2,291,000	2,388,329
		24,737,461
Health care - 0.3%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	184,000	175,615
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Avantor Funding, Inc. (continued)
4.625%, 07/15/2028 (C)	$750,000	$742,916
Hologic, Inc. 3.250%, 02/15/2029 (C)	666,000	657,985
IQVIA, Inc.
5.000%, 05/15/2027 (C)	477,000	476,459
6.500%, 05/15/2030 (C)	628,000	653,350
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (C)	507,000	520,293
		3,226,618
Industrials - 1.4%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (C)	563,000	549,919
5.950%, 08/04/2033	572,000	602,037
Korn Ferry 4.625%, 12/15/2027 (C)	425,000	424,984
TransDigm, Inc.
4.625%, 01/15/2029	825,000	814,855
6.250%, 01/31/2034 (C)	198,000	205,294
6.375%, 03/01/2029 (C)	2,715,000	2,796,360
6.375%, 05/31/2033 (C)	3,052,000	3,128,288
6.625%, 03/01/2032 (C)	3,584,000	3,725,113
6.750%, 08/15/2028 (C)	504,000	514,304
6.750%, 01/31/2034 (C)	1,896,000	1,981,016
7.125%, 12/01/2031 (C)	1,579,000	1,655,414
		16,397,584
Information technology - 0.3%
Capstone Borrower, Inc. 8.000%, 06/15/2030 (C)	541,000	551,555
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	143,679
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (C)	789,000	799,773
Fair Isaac Corp. 6.000%, 05/15/2033 (C)	826,000	849,004
PTC, Inc. 4.000%, 02/15/2028 (C)	834,000	823,233
		3,167,244
Real estate - 0.3%
SBA Communications Corp.
3.125%, 02/01/2029	1,516,000	1,449,036
3.875%, 02/15/2027	1,887,000	1,877,991
SBA Tower Trust 6.599%, 01/15/2028 (C)	68,000	69,615
		3,396,642
Utilities - 0.6%
CenterPoint Energy, Inc. 5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	1,550,000	1,566,845
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	1,437,000	1,435,193
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	1,107,000	1,113,585
NiSource, Inc. 5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	2,890,000	2,923,632
		7,039,255
TOTAL CORPORATE BONDS (Cost $83,261,446)		$85,989,675

2

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (D) – 9.6%
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.704%, 11/08/2030		$4,809,965	4,827,088
Mister Car Wash Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.416%, 03/27/2031		519,789	521,171
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 3.000%) 7.026%, 08/26/2031		3,135,143	3,142,980
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 5.666%, 05/24/2030		626,149	626,737
			9,117,976
Financials – 3.6%
AmWINS Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.252%, 01/30/2032		6,879,221	6,894,149
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.750%) 6.666%, 06/13/2031		7,490,319	7,510,018
CPI Holdco B LLC, TBD 05/17/2031 (E)		503,000	503,161
CPI Holdco B LLC, 2024 Term Loan (1 month CME Term SOFR + 2.000%) 5.916%, 05/19/2031		3,638,657	3,639,822
EP Wealth Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%) 6.894%, 10/18/2032		339,000	339,637
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.120%, 06/20/2030		14,167,229	14,215,964
Mariner Wealth Advisors LLC, 2025 Term Loan (3 month CME Term SOFR + 2.500%) 6.502%, 12/31/2030		1,689,304	1,696,348
Ryan Specialty LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 2.000%) 5.916%, 09/15/2031		142,641	142,671
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 6.252%, 09/29/2030		2,960,511	2,962,968
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.252%, 11/21/2029		2,933,192	2,937,915
			40,842,653
Health care – 0.3%
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.916%, 01/21/2030		3,618,417	3,617,296
Industrials – 1.3%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.460%, 10/21/2028	EUR	2,012,211	2,341,709
Filtration Group Corp., 2025 USD Term Loan (1 month CME Term SOFR + 2.750%) 6.666%, 10/21/2028		$6,268,735	6,303,213
TransDigm, Inc., 2025 Term Loan K (3 month CME Term SOFR + 2.250%) 6.252%, 03/22/2030		5,709,912	5,715,507
			14,360,429
Information technology – 3.4%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.500%) 6.502%, 02/24/2031		15,041,020	15,091,858
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Information technology (continued)
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.502%, 02/23/2032	$2,150,401	2,188,033
Ascend Learning LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%) 6.916%, 12/11/2028	3,387,199	3,386,420
Bending Spoons US, Inc., USD Term Loan B (1 month CME Term SOFR + 5.250%) 9.242%, 03/07/2031	218,519	215,423
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%) 5.916%, 01/23/2032	965,866	969,083
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%) 6.666%, 10/09/2029	2,603,222	2,609,521
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%) 6.416%, 05/30/2031	2,912,579	2,920,356
Icon Parent, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.000%) 8.841%, 11/12/2032	1,038,400	1,038,400
Icon Parent, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%) 6.753%, 11/13/2031	4,128,185	4,135,368
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.252%, 06/28/2030	736,770	733,086
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.166%, 04/16/2031	1,780,256	1,786,932
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%) 6.338%, 02/10/2031	3,242,245	3,239,490
		38,313,970
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 5.670%, 01/25/2031	2,817,129	2,824,453
TOTAL TERM LOANS (Cost $108,572,761)		$109,076,777
SHORT-TERM INVESTMENTS – 3.7%
Short-term funds – 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.9244% (F)	7,352,620	$7,352,620
T. Rowe Price Government Reserve Fund, 3.9759% (F)	34,212,943	34,212,943
TOTAL SHORT-TERM INVESTMENTS (Cost $41,565,563)		$41,565,563
Total Investments (Capital Appreciation Value Fund) (Cost $1,010,471,262) – 99.9%		$1,135,063,885
Other assets and liabilities, net – 0.1%		1,633,724
TOTAL NET ASSETS – 100.0%		$1,136,697,609
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.

3

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
Capital Appreciation Value Fund (continued)
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	The rate shown is the annualized seven-day yield as of 11-30-25.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BOA	Abbott Laboratories	USD	130.00	Jan 2026	106	10,600	$58,698	$(35,988)
BOA	Abbott Laboratories	USD	140.00	Jan 2026	60	6,000	12,736	(3,607)
BOA	Abbott Laboratories	USD	145.00	Jan 2026	52	5,200	29,834	(1,276)
BARC	Advanced Micro Devices, Inc.	USD	175.00	Jan 2026	60	6,000	86,671	(280,017)
BARC	Advanced Micro Devices, Inc.	USD	180.00	Jan 2026	60	6,000	76,984	(254,482)
UBS	Alphabet, Inc., Class A	USD	205.00	Jan 2026	60	6,000	63,998	(699,258)
UBS	Alphabet, Inc., Class A	USD	215.00	Jan 2026	60	6,000	45,322	(639,987)
UBS	Alphabet, Inc., Class A	USD	340.00	Jan 2027	22	2,200	60,533	(108,228)
UBS	Alphabet, Inc., Class A	USD	350.00	Jan 2027	22	2,200	54,811	(99,565)
UBS	Alphabet, Inc., Class A	USD	360.00	Jan 2027	22	2,200	49,529	(91,564)
CITI	Amazon.com, Inc.	USD	250.00	Jan 2026	60	6,000	68,460	(25,963)
CITI	Amazon.com, Inc.	USD	260.00	Jan 2026	60	6,000	49,620	(13,835)
UBS	Amphenol Corp., Class A	USD	115.00	Jan 2026	35	3,500	17,392	(96,082)
UBS	Amphenol Corp., Class A	USD	120.00	Jan 2026	35	3,500	12,493	(80,441)
BARC	Apple, Inc.	USD	235.00	Jan 2026	60	6,000	47,094	(275,401)
BARC	Apple, Inc.	USD	245.00	Jan 2026	60	6,000	30,377	(218,152)
BARC	Canadian Natural Resources, Ltd.	USD	32.50	Jan 2026	179	17,900	21,859	(32,905)
BARC	Canadian Natural Resources, Ltd.	USD	35.00	Jan 2026	179	17,900	13,260	(11,044)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	177	17,700	25,046	(89,893)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	103	10,300	13,794	(52,310)
UBS	Danaher Corp.	USD	220.00	Jan 2026	48	4,800	25,342	(62,694)
UBS	Danaher Corp.	USD	330.00	Jan 2026	65	6,500	105,146	—
WFB	DTE Energy Company	USD	145.00	Jan 2026	92	9,200	23,000	(4,608)
CITI	Eli Lilly & Company	USD	850.00	Jan 2026	5	500	24,390	(117,151)
CITI	Eli Lilly & Company	USD	890.00	Jan 2026	5	500	18,410	(98,251)
WFB	Ingersoll Rand, Inc.	USD	95.00	Jan 2026	20	2,000	3,133	(358)
WFB	Ingersoll Rand, Inc.	USD	95.00	Jan 2026	64	6,400	10,689	(1,146)
WFB	Ingersoll Rand, Inc.	USD	100.00	Jan 2026	20	2,000	1,335	(94)
WFB	Ingersoll Rand, Inc.	USD	100.00	Jan 2026	64	6,400	5,137	(301)
UBS	Intuit, Inc.	USD	840.00	Jan 2026	12	1,200	36,075	(168)
UBS	Intuit, Inc.	USD	860.00	Jan 2026	12	1,200	28,860	(98)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2026	24	2,400	65,028	(13,600)
BARC	Mastercard, Inc., Class A	USD	585.00	Jan 2026	24	2,400	58,302	(10,875)
BARC	Mastercard, Inc., Class A	USD	610.00	Jan 2026	24	2,400	35,968	(3,192)
BARC	Mastercard, Inc., Class A	USD	620.00	Jan 2026	11	1,100	31,297	(845)
BARC	Mastercard, Inc., Class A	USD	640.00	Jan 2026	24	2,400	23,208	(553)
BARC	Mastercard, Inc., Class A	USD	670.00	Jun 2026	24	2,400	39,168	(14,219)
GSI	McKesson Corp.	USD	660.00	Jan 2026	9	900	31,731	(202,760)
GSI	McKesson Corp.	USD	680.00	Jan 2026	9	900	37,287	(185,018)
GSI	McKesson Corp.	USD	760.00	Jan 2026	3	300	8,793	(38,413)
GSI	McKesson Corp.	USD	760.00	Jan 2026	9	900	26,592	(115,238)
GSI	McKesson Corp.	USD	780.00	Jan 2026	3	300	6,424	(32,823)
GSI	McKesson Corp.	USD	780.00	Jan 2026	9	900	20,462	(98,469)
JPM	Meta Platforms, Inc., Class A	USD	775.00	Jan 2026	24	2,400	102,805	(6,681)
JPM	Meta Platforms, Inc., Class A	USD	810.00	Jan 2026	24	2,400	75,206	(4,079)
JPM	Microsoft Corp.	USD	565.00	Jan 2026	24	2,400	30,229	(2,196)
JPM	Microsoft Corp.	USD	590.00	Jan 2026	24	2,400	16,988	(766)
GSI	NVIDIA Corp.	USD	190.00	Jan 2026	66	6,600	85,120	(37,314)
GSI	NVIDIA Corp.	USD	200.00	Jan 2026	66	6,600	63,574	(21,133)
WFB	Starbucks Corp.	USD	100.00	Jan 2026	20	2,000	10,950	(748)
WFB	Starbucks Corp.	USD	100.00	Jan 2026	75	7,500	47,956	(2,805)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	20	2,000	7,568	(291)
4

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	75	7,500	$34,142	$(1,093)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	126	12,600	29,681	(1,835)
WFB	Starbucks Corp.	USD	125.00	Jan 2026	50	5,000	35,850	(14)
GSI	Visa, Inc., Class A	USD	360.00	Jan 2026	35	3,500	49,200	(6,799)
GSI	Visa, Inc., Class A	USD	370.00	Jan 2026	36	3,600	56,397	(3,142)
GSI	Visa, Inc., Class A	USD	380.00	Jan 2026	35	3,500	24,920	(1,372)
GSI	Visa, Inc., Class A	USD	390.00	Jan 2026	38	3,800	58,931	(666)
GSI	Visa, Inc., Class A	USD	400.00	Jan 2026	36	3,600	22,224	(268)
GSI	Visa, Inc., Class A	USD	395.00	Jun 2026	35	3,500	39,795	(17,317)
BOA	Willis Towers Watson PLC	USD	330.00	Jan 2026	12	1,200	11,628	(6,956)
BOA	Willis Towers Watson PLC	USD	340.00	Jan 2026	12	1,200	6,704	(3,599)
WFB	Workday, Inc., Class A	USD	260.00	Jan 2026	47	4,700	58,010	(2,898)
WFB	Workday, Inc., Class A	USD	270.00	Jan 2026	47	4,700	45,536	(1,599)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2026	42	4,200	11,125	(41,109)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	53	5,300	24,825	(7,723)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	25	2,500	8,200	(3,643)
WFB	Yum! Brands, Inc.	USD	165.00	Jan 2026	25	2,500	4,925	(1,512)
							$2,466,777	$(4,288,430)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 48.2%
U.S. Government – 19.4%
U.S. Treasury Bonds
1.125%, 08/15/2040	$2,324,000	$1,488,359
1.375%, 11/15/2040 to 08/15/2050	22,534,000	13,284,533
1.625%, 11/15/2050	14,697,000	7,978,863
1.750%, 08/15/2041	28,993,000	19,951,941
2.000%, 11/15/2041	43,970,000	31,309,732
2.250%, 08/15/2049	13,761,000	8,880,683
2.375%, 02/15/2042	18,837,000	14,133,637
3.000%, 02/15/2048 to 02/15/2049	36,494,000	27,711,190
3.125%, 05/15/2048	3,968,000	3,093,645
4.625%, 11/15/2055	5,602,000	5,561,736
4.750%, 08/15/2055	32,593,000	33,000,413
4.875%, 08/15/2045	24,761,000	25,534,781
U.S. Treasury Notes
3.500%, 10/31/2027 to 11/30/2030	24,010,000	23,995,226
3.625%, 03/31/2030 to 10/31/2030	48,690,000	48,745,677
3.750%, 06/30/2030 to 10/31/2032	24,839,000	24,886,416
4.000%, 07/31/2030 to 11/15/2035	23,133,000	23,285,400
4.125%, 08/31/2030	11,132,000	11,383,340
4.625%, 09/30/2030	2,509,000	2,621,317
		326,846,889
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 28.8%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	$20,253,221	$17,881,701
2.500%, 07/01/2033 to 04/01/2052	41,275,787	36,304,142
3.000%, 03/01/2043 to 01/01/2050	30,823,501	28,236,612
3.092%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (A)	938,656	944,444
4.000%, 03/01/2050	3,212,151	3,131,547
4.201%, (30 day Average SOFR + 2.307%), 05/01/2053 (A)	2,719,191	2,726,653
4.500%, 06/01/2039 to 07/01/2039	67,775	67,320
4.628%, (30 day Average SOFR + 2.352%), 03/01/2053 (A)	1,858,694	1,864,919
4.762%, (30 day Average SOFR + 2.335%), 10/01/2054 (A)	1,204,293	1,219,295
4.806%, (30 day Average SOFR + 2.151%), 01/01/2055 (A)	1,561,186	1,578,462
4.977%, (30 day Average SOFR + 2.060%), 07/01/2055 (A)	481,247	486,942
4.992%, (30 day Average SOFR + 2.259%), 02/01/2054 (A)	586,019	595,293
5.013%, (30 day Average SOFR + 2.139%), 06/01/2055 (A)	959,878	971,347

5

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.013%, (30 day Average SOFR + 2.060%), 06/01/2055 (A)	$711,562	$720,071
5.077%, (30 day Average SOFR + 2.187%), 08/01/2055 (A)	419,028	425,078
5.078%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	908,818	921,450
5.086%, (30 day Average SOFR + 2.095%), 11/01/2055 (A)	2,037,792	2,064,944
5.099%, (30 day Average SOFR + 2.229%) , 06/01/2055 (A)	4,352,681	4,413,990
5.111%, (30 day Average SOFR + 2.162%), 06/01/2055 (A)	776,990	787,699
5.144%, (30 day Average SOFR + 2.272%), 01/01/2055 (A)	3,868,985	3,925,743
5.190%, (30 day Average SOFR + 2.200%), 06/01/2055 (A)	1,238,054	1,258,425
5.321%, (30 day Average SOFR + 2.105%), 08/01/2055 (A)	753,309	767,434
5.337%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	929,504	945,762
5.431%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	1,194,941	1,216,792
5.435%, (30 day Average SOFR + 2.090%), 05/01/2055 (A)	530,224	541,124
5.500%, 05/01/2055 to 07/01/2055	12,635,181	12,836,383
5.604%, (30 day Average SOFR + 2.330%), 07/01/2055 (A)	1,375,064	1,404,721
5.945%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	520,015	531,157
6.000%, 09/01/2054 to 06/01/2055	25,116,607	26,032,046
6.500%, 09/01/2054 to 10/01/2055	6,799,658	7,218,721
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	35,121,838	30,661,689
2.500%, 05/01/2037 to 05/01/2052	30,620,553	27,069,977
2.500%, 03/01/2052 (B)	557,868	482,984
2.753%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	691,262	673,434
3.000%, 08/01/2042 to 02/01/2055	86,780,155	79,386,943
4.000%, 01/01/2027 to 12/01/2048	3,368,371	3,311,342
4.102%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	1,249,397	1,269,066
4.132%, (30 day Average SOFR + 2.129%), 11/01/2052 (A)	991,983	1,005,119
4.133%, (30 day Average SOFR + 2.134%), 10/01/2052 (A)	3,479,438	3,526,942
4.347%, (30 day Average SOFR + 2.161%), 01/01/2055 (A)	1,402,548	1,417,740
4.359%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	1,447,789	1,456,439
4.500%, 03/01/2043 to 02/01/2046	1,530,435	1,537,856
4.535%, (30 day Average SOFR + 2.330%), 04/01/2053 (A)	4,753,338	4,767,298
4.584%, (30 day Average SOFR + 2.127%), 08/01/2052 (A)	1,576,425	1,593,532
4.602%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	1,227,283	1,237,636
4.633%, (30 day Average SOFR + 2.129%), 08/01/2052 (A)	827,598	836,953
4.670%, (30 day Average SOFR + 2.297%), 04/01/2053 (A)	5,776,639	5,844,293
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.941%, (30 day Average SOFR + 2.164%), 04/01/2055 (A)	$1,140,263	$1,156,192
4.964%, (30 day Average SOFR + 2.310%), 05/01/2055 (A)	1,339,331	1,351,957
5.014%, (30 day Average SOFR + 2.050%), 08/01/2055 (A)	469,820	476,687
5.052%, (30 day Average SOFR + 2.085%), 07/01/2055 (A)	1,326,951	1,347,598
5.379%, (30 day Average SOFR + 2.332%), 08/01/2054 (A)	1,826,580	1,869,537
5.500%, TBA (B)	16,900,000	17,107,000
5.500%, 02/01/2054 to 07/01/2055	46,484,884	47,258,078
5.589%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	1,329,249	1,364,494
5.603%, (30 day Average SOFR + 2.088%), 12/01/2053 (A)	821,272	841,747
5.922%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.604%), 03/01/2050 (A)	1,112,483	1,137,780
6.000%, 12/01/2053 to 11/01/2055	29,219,892	30,349,877
6.500%, 12/01/2053 to 11/01/2055	4,560,736	4,835,490
Government National Mortgage Association
2.500%, 12/20/2037 to 07/20/2050	9,759,902	8,672,364
3.000%, 06/20/2043 to 10/20/2050	6,696,340	6,111,080
4.000%, 08/20/2052	13,814,312	13,246,205
5.500%, TBA (B)	5,300,000	5,353,828
5.500%, 08/20/2055	4,105,311	4,152,877
6.000%, 01/20/2053 to 07/20/2055	10,390,262	10,688,165
		485,420,416
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $803,961,026)		$812,267,305
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (C)(D)	1,910,000	1,943,488
Indonesia – 0.2%
Republic of Indonesia
4.300%, 04/16/2031 (D)	1,590,000	1,588,965
4.900%, 04/16/2036	1,575,000	1,577,014
		3,165,979
Israel – 0.1%
State of Israel
3.875%, 07/03/2050	898,000	664,492
5.750%, 03/12/2054	1,317,000	1,284,614
		1,949,106
Kuwait – 0.5%
State of Kuwait
4.016%, 10/09/2028 (C)	2,635,000	2,635,085
4.136%, 10/09/2030 (C)	4,049,000	4,051,707
4.652%, 10/09/2035 (C)	1,491,000	1,494,742
		8,181,534
Mexico – 0.4%
Government of Mexico
3.500%, 02/12/2034	1,041,000	897,498
4.400%, 02/12/2052	781,000	575,441
4.600%, 01/23/2046	813,000	649,034
4.600%, 02/10/2048	728,000	570,679
4.750%, 03/08/2044	760,000	628,368
5.375%, 03/22/2033	2,160,000	2,153,309

6

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
6.000%, 05/07/2036	$1,479,000	$1,506,214
		6,980,543
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	1,676,000	1,543,595
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $23,382,988)		$23,764,245
CORPORATE BONDS – 27.0%
Communication services – 2.0%
Alphabet, Inc.
4.375%, 11/15/2032	715,000	723,697
4.700%, 11/15/2035	1,666,000	1,692,892
5.250%, 05/15/2055	791,000	785,851
5.300%, 05/15/2065	791,000	777,751
5.450%, 11/15/2055	620,000	630,263
AT&T, Inc.
3.500%, 06/01/2041	526,000	419,498
3.500%, 09/15/2053	817,000	562,102
3.550%, 09/15/2055	816,000	559,209
3.650%, 09/15/2059	516,000	351,772
3.800%, 12/01/2057	719,000	510,766
4.550%, 11/01/2032	966,000	967,765
4.900%, 11/01/2035	966,000	962,778
5.550%, 11/01/2045	772,000	758,494
5.700%, 11/01/2054	772,000	757,774
Charter Communications Operating LLC
3.500%, 06/01/2041	283,000	201,914
3.500%, 03/01/2042	1,384,000	971,367
3.900%, 06/01/2052	402,000	263,911
5.250%, 04/01/2053	677,000	548,684
5.500%, 04/01/2063	288,000	231,730
5.850%, 12/01/2035	1,047,000	1,049,380
6.700%, 12/01/2055	1,024,000	997,916
Comcast Corp.
2.987%, 11/01/2063	617,000	344,318
4.049%, 11/01/2052	531,000	397,158
5.350%, 05/15/2053	442,000	407,454
Meta Platforms, Inc.
4.200%, 11/15/2030	2,054,000	2,068,278
4.600%, 11/15/2032	1,430,000	1,451,377
4.875%, 11/15/2035	1,908,000	1,928,679
5.400%, 08/15/2054	999,000	968,922
5.500%, 11/15/2045	478,000	478,156
5.550%, 08/15/2064	1,529,000	1,479,083
5.625%, 11/15/2055	478,000	476,789
5.750%, 11/15/2065	478,000	475,973
Verizon Communications, Inc.
2.987%, 10/30/2056	826,000	504,637
4.750%, 01/15/2033	959,000	964,832
5.000%, 01/15/2036	959,000	960,250
5.250%, 04/02/2035	2,556,000	2,620,689
5.750%, 11/30/2045	647,000	652,602
5.875%, 11/30/2055	1,279,000	1,290,892
6.000%, 11/30/2065	1,278,000	1,292,494
		33,488,097
Consumer discretionary – 1.3%
Amazon.Com, Inc.
3.900%, 11/20/2028	1,118,000	1,122,323
4.100%, 11/20/2030	1,118,000	1,123,375
4.350%, 03/20/2033	1,398,000	1,407,749
4.650%, 11/20/2035	1,919,000	1,936,123
5.450%, 11/20/2055	811,000	817,949
5.550%, 11/20/2065	811,000	814,797
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Chevron USA, Inc. 4.300%, 10/15/2030	$1,001,000	$1,013,108
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052 (D)	1,055,000	781,119
Ford Motor Credit Company LLC 2.900%, 02/10/2029	2,691,000	2,516,851
General Motors Financial Company, Inc. 2.700%, 06/10/2031	2,093,000	1,894,931
Hyundai Capital America
4.500%, 09/18/2030 (C)	724,000	724,996
5.150%, 03/27/2030 (C)	816,000	836,583
Lowe's Companies, Inc.
3.500%, 04/01/2051	666,000	472,951
4.250%, 03/15/2031	1,294,000	1,289,033
4.250%, 04/01/2052	1,227,000	983,874
4.850%, 10/15/2035 (D)	1,205,000	1,202,464
McDonald's Corp. 6.300%, 03/01/2038	840,000	940,173
The Home Depot, Inc.
3.625%, 04/15/2052	536,000	400,236
4.850%, 06/25/2031 (D)	245,000	253,905
Toyota Motor Credit Corp. 4.650%, 09/03/2032	1,686,000	1,710,113
		22,242,653
Consumer staples – 1.3%
Altria Group, Inc. 3.875%, 09/16/2046	454,000	346,722
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	2,889,000	2,886,906
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	561,000	588,012
BAT Capital Corp.
4.540%, 08/15/2047	1,164,000	982,018
6.250%, 08/15/2055	825,000	866,365
7.081%, 08/02/2053	304,000	347,768
Bunge, Ltd. Finance Corp. 5.150%, 08/04/2035	1,440,000	1,475,001
Imperial Brands Finance PLC 5.625%, 07/01/2035 (C)	1,203,000	1,239,986
JBS USA Lux SA
3.000%, 05/15/2032	1,085,000	981,268
3.625%, 01/15/2032	1,460,000	1,368,040
5.750%, 04/01/2033	359,000	376,230
6.375%, 04/15/2066 (C)	289,000	294,077
6.500%, 12/01/2052	758,000	792,050
7.250%, 11/15/2053	1,160,000	1,320,553
PepsiCo, Inc.
4.100%, 01/15/2029	1,399,000	1,408,305
4.300%, 07/23/2030	775,000	785,191
Philip Morris International, Inc.
4.125%, 04/28/2028	2,433,000	2,442,873
4.375%, 04/30/2030	2,059,000	2,073,063
4.875%, 04/30/2035	2,183,000	2,203,350
		22,777,778
Energy – 1.2%
Aker BP ASA
5.250%, 10/30/2035 (C)	1,949,000	1,924,546
5.800%, 10/01/2054 (C)	274,000	253,669
Devon Energy Corp. 5.750%, 09/15/2054	922,000	858,259
Energy Transfer LP
5.250%, 07/01/2029	1,401,000	1,445,906
5.300%, 04/15/2047	561,000	506,340
5.700%, 04/01/2035	1,637,000	1,702,420
5.950%, 05/15/2054	2,256,000	2,175,645

7

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP (continued)
6.000%, 02/01/2029 (C)	$1,017,000	$1,028,890
6.050%, 09/01/2054	564,000	551,423
EOG Resources, Inc. 4.400%, 01/15/2031	1,621,000	1,628,839
Equinor ASA
4.500%, 09/03/2030	478,000	486,913
4.750%, 11/14/2035	1,099,000	1,105,661
5.125%, 06/03/2035	481,000	499,340
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	903,353	816,220
2.625%, 03/31/2036 (C)	817,000	718,835
Kinder Morgan, Inc. 5.150%, 06/01/2030	958,000	992,670
ONEOK, Inc.
5.050%, 11/01/2034	289,000	287,532
5.700%, 11/01/2054	1,201,000	1,132,463
5.850%, 11/01/2064	223,000	212,996
6.250%, 10/15/2055	720,000	730,696
Petroleos Mexicanos 2.460%, 12/15/2025	170,050	169,812
TotalEnergies Capital SA
5.425%, 09/10/2064	288,000	277,134
5.638%, 04/05/2064	277,000	275,768
		19,781,977
Financials – 9.4%
American Express Company
4.351%, (4.351% to 7-20-28, then Overnight SOFR + 0.810%), 07/20/2029	1,957,000	1,973,003
4.731%, (4.731% to 4-25-28, then Overnight SOFR + 1.260%), 04/25/2029	1,810,000	1,840,057
4.918%, (4.918% to 7-20-32, then Overnight SOFR + 1.220%), 07/20/2033	1,641,000	1,681,068
5.016%, (5.016% to 4-25-30, then Overnight SOFR + 1.440%), 04/25/2031	279,000	288,329
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031	759,000	784,911
5.442%, (5.442% to 1-30-35, then SOFR Compounded Index + 1.320%), 01/30/2036	994,000	1,039,493
Ares Management Corp. 5.600%, 10/11/2054	836,000	791,975
Athene Global Funding 5.543%, 08/22/2035 (C)	613,000	616,926
Banco Santander SA
4.551%, 11/06/2030	1,800,000	1,809,024
5.127%, 11/06/2035	1,000,000	1,008,131
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	3,488,000	3,433,726
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031	484,000	434,124
2.496%, (2.496% to 2-13-30, then 3 month CME Term SOFR + 1.252%), 02/13/2031	1,091,000	1,019,508
5.464%, (5.464% to 5-9-35, then Overnight SOFR + 1.640%), 05/09/2036	563,000	593,613
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Blackstone Reg Finance Company LLC
4.300%, 11/03/2030	$1,011,000	$1,011,608
4.950%, 02/15/2036	601,000	598,951
Brookfield Asset Management, Ltd.
4.653%, 11/15/2030	1,438,000	1,446,836
5.298%, 01/15/2036	959,000	964,901
6.077%, 09/15/2055	565,000	582,436
CaixaBank SA
4.634%, (4.634% to 7-3-28, then Overnight SOFR + 1.140%), 07/03/2029 (C)	1,762,000	1,779,949
4.885%, (4.885% to 7-3-30, then Overnight SOFR + 1.360%), 07/03/2031 (C)	1,762,000	1,793,284
5.581%, (5.581% to 7-3-35, then Overnight SOFR + 1.790%), 07/03/2036 (C)	1,182,000	1,226,454
Canadian Imperial Bank of Commerce
4.243%, (4.243% to 9-8-27, then SOFR Compounded Index + 0.600%), 09/08/2028	1,694,000	1,698,187
4.580%, (4.580% to 9-8-30, then SOFR Compounded Index + 1.170%), 09/08/2031	1,814,000	1,830,101
Capital One Financial Corp.
5.197%, (5.197% to 9-11-35, then Overnight SOFR + 1.630%), 09/11/2036	1,420,000	1,417,495
6.051%, (6.051% to 2-1-34, then Overnight SOFR + 2.260%), 02/01/2035	2,148,000	2,294,477
Citigroup, Inc.
4.503%, (4.503% to 9-11-30, then Overnight SOFR + 1.171%), 09/11/2031	2,075,000	2,089,552
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	906,000	914,267
4.786%, (4.786% to 3-4-28, then Overnight SOFR + 0.870%), 03/04/2029	1,955,000	1,982,637
4.952%, (4.952% to 5-7-30, then Overnight SOFR + 1.463%), 05/07/2031	1,436,000	1,471,764
5.174%, (5.174% to 9-11-35, then Overnight SOFR + 1.488%), 09/11/2036	1,350,000	1,377,688
5.333%, (5.333% to 3-27-35, then Overnight SOFR + 1.465%), 03/27/2036	1,971,000	2,033,967
5.612%, (5.612% to 3-4-55, then Overnight SOFR + 1.746%), 03/04/2056	1,342,000	1,365,112
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	610,000	637,934
6.020%, (6.020% to 1-24-35, then Overnight SOFR + 1.830%), 01/24/2036	1,687,000	1,777,760
Credit Agricole SA 4.818%, (4.818% to 9-25-32, then Overnight SOFR + 1.360%), 09/25/2033 (C)	1,608,000	1,611,638
FS KKR Capital Corp. 6.125%, 01/15/2030 (D)	1,579,000	1,569,097

8

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Guardian Life Global Funding 4.327%, 10/06/2030 (C)	$651,000	$655,129
HSBC Holdings PLC
4.619%, (4.619% to 11-6-30, then Overnight SOFR + 1.190%), 11/06/2031	1,567,000	1,577,193
5.133%, (5.133% to 11-6-35, then Overnight SOFR + 1.430%), 11/06/2036	1,303,000	1,314,726
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	852,000	795,684
4.255%, (4.255% to 10-22-30, then Overnight SOFR + 0.930%), 10/22/2031	1,529,000	1,530,789
4.810%, (4.810% to 10-22-35, then Overnight SOFR + 1.190%), 10/22/2036	854,000	858,735
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	1,202,000	1,257,578
Lloyds Banking Group PLC
4.425%, (4.425% to 11-4-30, then 1 Year CMT + 0.820%), 11/04/2031	1,567,000	1,570,190
4.943%, (4.943% to 11-4-35, then 1 Year CMT + 0.970%), 11/04/2036	1,774,000	1,768,118
Mitsubishi UFJ Financial Group, Inc.
4.527%, (4.527% to 9-12-30, then 1 Year CMT + 0.800%), 09/12/2031	1,607,000	1,620,429
5.188%, (5.188% to 9-12-35, then 5 Year CMT + 0.930%), 09/12/2036	1,617,000	1,659,609
Morgan Stanley
4.133%, (4.133% to 10-18-28, then Overnight SOFR + 0.913%), 10/18/2029	3,060,000	3,059,672
4.892%, (4.892% to 10-22-35, then Overnight SOFR + 1.314%), 10/22/2036	1,661,000	1,666,382
4.994%, (4.994% to 4-12-28, then Overnight SOFR + 1.380%), 04/12/2029	2,837,000	2,893,624
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	1,177,000	1,209,950
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,087,000	1,123,388
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	2,541,000	2,725,438
Morgan Stanley Private Bank NA
4.204%, (4.204% to 11-17-27, then Overnight SOFR + 0.780%), 11/17/2028	3,420,000	3,425,794
4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	6,479,000	6,514,436
4.466%, (4.466% to 7-6-27, then Overnight SOFR + 0.770%), 07/06/2028	1,749,000	1,759,742
4.734%, (4.734% to 7-18-30, then Overnight SOFR + 1.080%), 07/18/2031	5,880,000	5,980,846
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Oaktree Specialty Lending Corp. 6.340%, 02/27/2030 (D)	$950,000	$952,156
PNC Bank NA 4.429%, (4.429% to 7-21-27, then Overnight SOFR + 0.727%), 07/21/2028	2,312,000	2,326,850
Protective Life Corp.
4.700%, 01/15/2031 (C)	1,397,000	1,402,743
5.350%, 12/15/2035 (C)	863,000	872,750
Royal Bank of Canada 4.696%, (4.696% to 8-6-30, then Overnight SOFR + 1.060%), 08/06/2031	1,921,000	1,952,247
Societe Generale SA 7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (C)	1,333,000	1,419,493
State Street Corp.
4.729%, 02/28/2030	2,235,000	2,292,374
4.784%, (4.784% to 10-23-35, then Overnight SOFR + 1.215%), 10/23/2036	555,000	556,859
Sumitomo Mitsui Trust Bank, Ltd. 4.350%, 09/11/2030 (C)	476,000	479,540
Sumitomo Mitsui Trust Group, Inc. 5.416%, (5.416% to 9-11-35, then Overnight SOFR + 1.650%), 09/11/2036 (C)	1,422,000	1,442,338
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	1,579,000	1,626,804
The Charles Schwab Corp.
4.343%, (4.343% to 11-14-30, then Overnight SOFR + 0.940%), 11/14/2031	2,583,000	2,589,697
4.914%, (4.914% to 11-14-35, then Overnight SOFR + 1.230%), 11/14/2036	2,253,000	2,257,083
The Goldman Sachs Group, Inc.
4.153%, (4.153% to 10-21-28, then Overnight SOFR + 0.900%), 10/21/2029	3,568,000	3,570,572
4.369%, (4.369% to 10-21-30, then Overnight SOFR + 1.060%), 10/21/2031	2,400,000	2,402,829
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	1,672,000	1,699,419
4.939%, (4.939% to 10-21-35, then Overnight SOFR + 1.330%), 10/21/2036	1,639,000	1,645,104
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	863,000	886,556
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	2,208,000	2,287,625
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	2,833,000	2,935,074
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	1,717,000	1,781,889
5.734%, (5.734% to 1-28-55, then Overnight SOFR + 1.696%), 01/28/2056	787,000	817,683

9

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	$1,282,000	$1,308,043
5.373%, (5.373% to 7-21-35, then Overnight SOFR + 1.417%), 07/21/2036	721,000	746,905
The Toronto-Dominion Bank 4.928%, 10/15/2035	1,442,000	1,456,442
Truist Bank 4.420%, (4.420% to 7-24-27, then Overnight SOFR + 0.770%), 07/24/2028	1,951,000	1,960,411
UBS Group AG
4.151%, (4.151% to 12-23-28, then Overnight SOFR + 0.840%), 12/23/2029 (C)	1,980,000	1,979,741
4.398%, (4.398% to 9-23-30, then Overnight SOFR + 1.060%), 09/23/2031 (C)	1,964,000	1,963,263
4.844%, (4.844% to 11-6-32, then Overnight SOFR + 1.290%), 11/06/2033 (C)	1,310,000	1,320,513
5.010%, (5.010% to 3-23-36, then Overnight SOFR + 1.340%), 03/23/2037 (C)	3,076,000	3,076,536
5.528%, (5.528% to 5-6-46, then Overnight SOFR + 1.490%), 05/06/2047 (C)	1,673,000	1,678,252
Wells Fargo & Company
4.078%, (4.078% to 9-15-28, then Overnight SOFR + 0.880%), 09/15/2029	573,000	572,792
4.892%, (4.892% to 9-15-35, then Overnight SOFR + 1.340%), 09/15/2036	965,000	973,292
4.900%, (4.900% to 1-24-27, then Overnight SOFR + 0.780%), 01/24/2028	1,205,000	1,215,312
4.970%, (4.970% to 4-23-28, then Overnight SOFR + 1.370%), 04/23/2029	2,311,000	2,356,336
5.150%, (5.150% to 4-23-30, then Overnight SOFR + 1.500%), 04/23/2031	937,000	970,399
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	895,000	924,325
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	547,000	566,915
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	870,000	888,521
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	557,000	589,801
		158,502,919
Health care – 2.5%
AbbVie, Inc.
3.200%, 11/21/2029 (D)	2,049,000	1,987,395
4.050%, 11/21/2039	582,000	526,585
4.250%, 11/21/2049	2,022,000	1,706,953
4.500%, 05/14/2035	85,000	84,342
4.550%, 03/15/2035	241,000	240,038
4.800%, 03/15/2027	1,390,000	1,405,265
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc. (continued)
4.875%, 03/15/2030	$1,118,000	$1,155,353
4.950%, 03/15/2031	834,000	866,392
5.050%, 03/15/2034	1,234,000	1,279,845
5.200%, 03/15/2035	1,298,000	1,355,181
5.600%, 03/15/2055	128,000	131,320
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	1,678,000	1,768,649
Amgen, Inc.
5.600%, 03/02/2043	801,000	818,407
5.650%, 03/02/2053	253,000	254,181
CVS Health Corp.
4.780%, 03/25/2038	609,000	578,871
5.050%, 03/25/2048	2,185,000	1,960,414
5.550%, 06/01/2031	1,102,000	1,158,133
5.700%, 06/01/2034	1,132,000	1,192,483
Eli Lilly & Company
4.200%, 08/14/2029	1,746,000	1,766,471
4.250%, 03/15/2031	1,679,000	1,693,077
4.600%, 08/14/2034	993,000	1,005,534
4.700%, 02/09/2034	548,000	558,622
4.900%, 02/12/2032	422,000	439,463
5.050%, 08/14/2054	135,000	129,400
5.100%, 02/12/2035	600,000	626,680
5.500%, 02/12/2055	695,000	713,822
5.550%, 10/15/2055	350,000	361,312
5.600%, 02/12/2065	767,000	789,368
Gilead Sciences, Inc. 4.000%, 09/01/2036	561,000	528,687
HCA, Inc.
5.250%, 06/15/2049	714,000	658,030
5.500%, 03/01/2032	1,904,000	1,996,805
5.900%, 06/01/2053	417,000	416,583
6.200%, 03/01/2055	558,000	581,475
Merck & Company, Inc. 2.350%, 06/24/2040	466,000	341,446
Pfizer, Inc.
3.875%, 11/15/2027	1,118,000	1,119,795
4.200%, 11/15/2030 (D)	1,593,000	1,600,625
4.500%, 11/15/2032	1,292,000	1,301,043
4.875%, 11/15/2035	671,000	679,024
Roche Holdings, Inc.
4.075%, 12/02/2030 (C)	1,060,000	1,060,628
4.374%, 12/02/2032 (C)	1,655,000	1,661,710
UnitedHealth Group, Inc.
3.050%, 05/15/2041	258,000	198,489
5.500%, 07/15/2044	672,000	677,278
5.625%, 07/15/2054	1,513,000	1,515,732
5.875%, 02/15/2053	1,017,000	1,048,714
		41,939,620
Industrials – 2.7%
Caterpillar Financial Services Corp.
4.375%, 08/16/2029 (D)	628,000	638,088
5.000%, 05/14/2027	1,671,000	1,698,730
Crowley Conro LLC 4.181%, 08/15/2043	657,538	609,473
Deere & Company 5.700%, 01/19/2055	1,160,000	1,226,937
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	1,809,000	1,819,987
4.950%, 07/10/2028	2,234,000	2,268,270
5.250%, 07/10/2030	2,514,000	2,580,991
Eaton Capital ULC 4.450%, 05/09/2030	799,000	808,245

10

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Embraer Netherlands Finance BV
5.400%, 01/09/2038	$848,000	$839,478
5.980%, 02/11/2035	890,000	950,298
General Electric Company
4.300%, 07/29/2030	1,682,000	1,700,842
4.900%, 01/29/2036	1,529,000	1,568,919
Howmet Aerospace, Inc. 4.850%, 10/15/2031	744,000	766,844
John Deere Capital Corp.
4.150%, 09/15/2027	1,096,000	1,103,184
4.500%, 01/08/2027	1,381,000	1,391,498
4.650%, 01/07/2028	973,000	989,700
4.850%, 06/11/2029	181,000	186,436
5.150%, 09/08/2026	1,022,000	1,031,437
Norfolk Southern Corp. 5.100%, 05/01/2035	960,000	987,461
Northrop Grumman Corp.
4.650%, 07/15/2030	797,000	812,681
5.250%, 07/15/2035	740,000	772,929
Novartis Capital Corp.
4.100%, 11/05/2030	1,284,000	1,288,952
4.600%, 11/05/2035	2,122,000	2,123,174
Siemens Funding BV
4.350%, 05/26/2028 (C)	1,957,000	1,983,191
4.600%, 05/28/2030 (C)	1,306,000	1,331,847
4.900%, 05/28/2032 (C)	1,573,000	1,626,468
5.200%, 05/28/2035 (C)	1,573,000	1,639,452
5.800%, 05/28/2055 (C)	798,000	848,915
Southwest Airlines Company 5.250%, 11/15/2035	1,672,000	1,637,583
The Boeing Company
5.805%, 05/01/2050	969,000	964,981
6.858%, 05/01/2054	579,000	659,637
Uber Technologies, Inc.
4.150%, 01/15/2031	1,447,000	1,440,661
4.800%, 09/15/2034	1,414,000	1,421,918
4.800%, 09/15/2035	965,000	964,562
5.350%, 09/15/2054	663,000	641,811
Union Pacific Corp. 5.600%, 12/01/2054	432,000	439,165
Verisk Analytics, Inc.
4.500%, 08/15/2030	960,000	967,776
5.125%, 02/15/2036	1,072,000	1,087,356
		45,819,877
Information technology – 2.4%
Apple, Inc.
2.375%, 02/08/2041	400,000	291,395
2.650%, 05/11/2050	771,000	496,352
3.950%, 08/08/2052	1,051,000	852,686
4.000%, 05/12/2028	840,000	846,767
4.200%, 05/12/2030	1,444,000	1,466,567
Broadcom, Inc.
4.150%, 02/15/2028	1,367,000	1,373,604
4.550%, 02/15/2032	1,393,000	1,409,480
4.600%, 07/15/2030	1,811,000	1,845,554
4.800%, 10/15/2034	1,950,000	1,977,213
4.900%, 07/15/2032	950,000	977,499
4.926%, 05/15/2037 (C)	785,000	788,983
5.050%, 07/12/2029	2,004,000	2,070,774
5.150%, 11/15/2031	1,869,000	1,950,239
5.200%, 07/15/2035	587,000	611,263
Cadence Design Systems, Inc.
4.200%, 09/10/2027	479,000	480,934
4.300%, 09/10/2029	2,324,000	2,335,782
4.700%, 09/10/2034	540,000	543,351
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Cisco Systems, Inc. 5.500%, 02/24/2055	$976,000	$985,584
Flex, Ltd.
5.250%, 01/15/2032 (D)	391,000	399,440
5.375%, 11/13/2035	839,000	843,000
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)	500,000	519,958
5.900%, 01/25/2033 (C)	512,000	540,741
6.300%, 01/25/2039 (C)	408,000	438,098
Intel Corp.
2.800%, 08/12/2041	472,000	334,876
3.250%, 11/15/2049	276,000	181,639
5.625%, 02/10/2043	315,000	309,857
5.900%, 02/10/2063	413,000	399,027
Oracle Corp.
4.000%, 07/15/2046	953,000	695,831
4.450%, 09/26/2030	1,187,000	1,169,637
4.800%, 09/26/2032	1,187,000	1,166,945
5.200%, 09/26/2035	1,187,000	1,163,130
5.375%, 09/27/2054	717,000	612,458
5.550%, 02/06/2053	593,000	519,307
5.875%, 09/26/2045	1,129,000	1,064,552
5.950%, 09/26/2055	929,000	870,506
6.000%, 08/03/2055	1,659,000	1,541,362
6.100%, 09/26/2065	513,000	477,741
Synopsys, Inc.
4.650%, 04/01/2028	838,000	849,204
4.850%, 04/01/2030	1,198,000	1,223,846
5.000%, 04/01/2032	959,000	983,872
5.150%, 04/01/2035	844,000	862,798
5.700%, 04/01/2055	674,000	675,640
Texas Instruments, Inc.
5.000%, 03/14/2053	656,000	614,481
5.050%, 05/18/2063	292,000	268,523
5.150%, 02/08/2054	247,000	237,443
		40,267,939
Materials – 0.3%
Eagle Materials, Inc. 5.000%, 03/15/2036	1,433,000	1,418,061
Glencore Funding LLC
5.634%, 04/04/2034 (C)	648,000	679,884
5.673%, 04/01/2035 (C)	1,230,000	1,293,170
6.141%, 04/01/2055 (C)	567,000	594,196
Suzano Netherlands BV 5.500%, 01/15/2036 (D)	848,000	842,700
		4,828,011
Real estate – 1.4%
Agree LP
2.000%, 06/15/2028	857,000	816,018
2.600%, 06/15/2033	234,000	202,794
4.800%, 10/01/2032	515,000	522,445
5.600%, 06/15/2035	839,000	883,944
American Homes 4 Rent LP
3.625%, 04/15/2032	946,000	893,656
4.300%, 04/15/2052	424,000	340,975
4.950%, 06/15/2030	722,000	737,491
5.500%, 07/15/2034	385,000	400,077
Brixmor Operating Partnership LP
2.500%, 08/16/2031	905,000	813,903
4.850%, 02/15/2033	396,000	397,273
CBRE Services, Inc.
4.900%, 01/15/2033	839,000	849,557
5.500%, 06/15/2035	727,000	755,292
Equinix Europe 2 Financing Corp. LLC 4.600%, 11/15/2030	1,195,000	1,202,843

11

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Essex Portfolio LP 2.550%, 06/15/2031	$488,000	$442,519
FIBRA Prologis 5.500%, 11/26/2035 (C)	872,000	868,495
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	163,000	142,059
4.150%, 04/15/2032	941,000	913,864
4.875%, 02/01/2035	836,000	831,169
4.950%, 01/15/2033	954,000	965,563
Kimco Realty OP LLC
4.850%, 03/01/2035	753,000	753,975
5.300%, 02/01/2036	865,000	892,036
Realty Income Corp.
2.100%, 03/15/2028	531,000	509,160
2.850%, 12/15/2032	685,000	616,549
3.400%, 01/15/2030	567,000	551,929
3.950%, 02/01/2029	848,000	845,171
4.500%, 02/01/2033	723,000	719,379
4.900%, 07/15/2033	728,000	741,344
Regency Centers LP
2.950%, 09/15/2029	1,295,000	1,241,066
5.000%, 07/15/2032	818,000	841,443
5.250%, 01/15/2034	1,110,000	1,150,263
Store Capital LLC
2.700%, 12/01/2031	329,000	290,796
2.750%, 11/18/2030	665,000	606,919
Sun Communities Operating LP 4.200%, 04/15/2032	849,000	828,938
		23,568,905
Utilities – 2.5%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (C)	341,000	308,344
Arizona Public Service Company 5.900%, 08/15/2055	954,000	980,799
Baltimore Gas & Electric Company
2.250%, 06/15/2031	733,000	663,582
5.450%, 06/01/2035	962,000	1,005,939
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	541,000	403,836
4.950%, 08/15/2035	1,152,000	1,167,534
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (C)	757,566	780,293
5.672%, 10/20/2035 (C)	1,154,366	1,192,460
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	164,000	111,463
3.700%, 11/15/2059	279,000	199,304
Consumers Energy Company
4.500%, 01/15/2031	1,438,000	1,457,444
5.050%, 05/15/2035	1,063,000	1,089,753
DTE Electric Company
2.950%, 03/01/2050	855,000	579,567
3.650%, 03/01/2052	392,000	295,595
Duke Energy Carolinas LLC
2.550%, 04/15/2031	334,000	307,789
2.850%, 03/15/2032	910,000	836,153
3.550%, 03/15/2052	663,000	488,202
5.350%, 01/15/2053	642,000	628,184
Duke Energy Corp.
3.500%, 06/15/2051	454,000	322,448
4.950%, 09/15/2035	560,000	559,731
Duke Energy Florida LLC
2.400%, 12/15/2031	730,000	660,124
4.200%, 12/01/2030	377,000	377,786
4.850%, 12/01/2035	771,000	775,052
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Progress LLC
2.500%, 08/15/2050	$739,000	$444,450
3.700%, 10/15/2046	167,000	129,879
Entergy Arkansas LLC
2.650%, 06/15/2051	660,000	402,106
5.150%, 01/15/2033	1,099,000	1,141,454
Entergy Mississippi LLC 5.800%, 04/15/2055	717,000	737,596
Exelon Corp. 5.875%, 03/15/2055	1,103,000	1,129,448
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (C)	714,000	698,583
4.300%, 01/15/2029 (C)	861,000	863,533
5.200%, 04/01/2028 (C)	564,000	576,632
Georgia Power Company 4.850%, 03/15/2031	523,000	538,862
Jersey Central Power & Light Company
2.750%, 03/01/2032 (C)	805,000	726,051
4.150%, 01/15/2029 (C)	777,000	777,403
4.400%, 01/15/2031 (C)	1,295,000	1,291,788
5.100%, 01/15/2035	652,000	662,308
MidAmerican Energy Company
2.700%, 08/01/2052	635,000	398,323
5.500%, 11/15/2056	624,000	622,023
Mississippi Power Company
3.100%, 07/30/2051	879,000	589,103
4.250%, 03/15/2042	373,000	325,683
Northern States Power Company
5.050%, 05/15/2035	1,199,000	1,233,187
5.400%, 03/15/2054	443,000	439,143
5.650%, 06/15/2054	481,000	494,950
Ohio Edison Company 4.950%, 12/15/2029 (C)	721,000	740,713
Oncor Electric Delivery Company LLC
5.350%, 04/01/2035 (C)	394,000	410,104
5.800%, 04/01/2055 (C)	786,000	807,649
Pacific Gas & Electric Company
3.500%, 08/01/2050	278,000	191,339
3.950%, 12/01/2047	1,685,000	1,273,807
4.200%, 06/01/2041	426,000	354,430
4.950%, 07/01/2050	2,093,000	1,806,439
5.050%, 10/15/2032	1,212,000	1,220,076
6.100%, 10/15/2055	777,000	781,560
PECO Energy Company 2.850%, 09/15/2051	884,000	566,824
PPL Capital Funding, Inc. 5.250%, 09/01/2034	509,000	524,365
Public Service Company of Oklahoma 3.150%, 08/15/2051	496,000	331,787
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,259,000	1,114,845
2.050%, 08/01/2050	203,000	112,593
2.700%, 05/01/2050	343,000	217,614
Southern California Edison Company 4.125%, 03/01/2048	84,000	65,265
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	1,045,000	1,076,667
Virginia Electric & Power Company 2.950%, 11/15/2051	733,000	472,356
Wisconsin Electric Power Company 4.150%, 10/15/2030	1,043,000	1,043,358
		42,525,678
TOTAL CORPORATE BONDS (Cost $452,202,012)		$455,743,454

12

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	$600,000	$380,606
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	720,000	815,578
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	518,741
Ohio State University 4.800%, 06/01/2111	433,000	368,996
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	867,916
TOTAL MUNICIPAL BONDS (Cost $3,428,451)		$2,951,837
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.8%
Commercial and residential – 1.7%
Angel Oak Mortgage Trust LLC Series 2021-6, Class A1 1.458%, 09/25/2066 (C)(E)	655,160	559,972
BANK Series 2022-BNK44, Class A5 5.935%, 11/15/2055 (E)	687,000	732,187
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	203,133	203,069
Series 2021-C12, Class A5, 2.689%, 11/15/2054	423,000	381,097
Series 2022-C17, Class A5, 4.441%, 09/15/2055	538,000	534,526
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	1,064,000	1,123,909
Series 2025-5C37, Class A3, 5.015%, 09/15/2058	266,000	273,136
Series 2025-5C38, Class A3, 5.146%, 11/15/2058	1,596,000	1,649,609
Series 2025-C35, Class A5, 5.586%, 07/15/2058 (E)	400,000	425,181
Benchmark Mortgage Trust
Series 2021-B25, Class A4, 2.268%, 04/15/2054	573,000	524,552
Series 2025-V18, Class A3, 5.184%, 10/15/2058	812,000	840,772
BMO Mortgage Trust
Series 2025-C11, Class A5, 5.687%, 02/15/2058	853,000	908,657
Series 2025-C12, Class A5, 5.871%, 06/15/2058 (E)	572,000	616,720
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	238,492	234,330
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 4.773%, 09/15/2036 (A)(C)	3,588,539	3,586,297
BX Trust
Series 2025-VLT7, Class A (1 month CME Term SOFR + 1.700%), 5.659%, 07/15/2044 (A)(C)	1,012,000	1,012,000
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%), 5.700%, 12/15/2044 (A)(C)	1,862,000	1,860,836
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	842,883	717,230
Series 2021-4, Class A1, 1.397%, 10/25/2066 (C)(E)	913,380	786,516
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust Series 2019-C16, Class ASB 3.142%, 06/15/2052	$569,069	$561,010
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	1,786,000	1,604,317
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	303,797	301,297
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	319,801	284,090
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	656,686	595,665
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	186,229	178,006
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	741,598	662,195
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.402%, 02/15/2042 (A)(C)	1,577,000	1,562,727
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	524,837	474,190
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	595,469	525,526
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	740,808	632,686
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(E)	1,814,477	1,587,588
Series 2021-7, Class A1 (1.829% to 11-1-25, then 2.829% thereafter), 2.829%, 10/25/2066 (C)	765,302	706,073
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(E)	753,214	700,976
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	228,780	221,356
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	259,161	247,625
		27,815,923
U.S. Government Agency – 13.1%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,251,911	1,164,114
Series 326, Class F2 (30 day Average SOFR + 0.664%), 4.807%, 03/15/2044 (A)	617,208	615,756
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.757%, 07/15/2040 (A)	405,816	403,599
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.757%, 09/15/2041 (A)	394,182	391,736
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.707%, 11/15/2041 (A)	364,932	362,100
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.747%, 12/15/2041 (A)	335,724	333,812

13

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.707%, 01/15/2042 (A)	$416,191	$413,119
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.707%, 06/15/2042 (A)	496,622	492,228
Series 4091, Class BX, 3.250%, 10/15/2041	811,655	776,119
Series 4091, Class EX, 3.375%, 07/15/2042	533,988	509,288
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.657%, 08/15/2042 (A)	484,073	478,352
Series 4091, Class MX, 3.250%, 02/15/2042	591,256	561,199
Series 4117, Class HB, 2.500%, 10/15/2042	545,998	497,776
Series 4160, Class HP, 2.500%, 01/15/2033	477,714	461,608
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.607%, 03/15/2043 (A)	283,027	279,129
Series 4205, Class PA, 1.750%, 05/15/2043	642,682	569,181
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.757%, 08/15/2043 (A)	1,365,058	1,352,854
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.657%, 12/15/2043 (A)	220,411	218,706
Series 4290, Class LF (30 day Average SOFR + 0.514%), 4.657%, 07/15/2035 (A)	446,104	443,095
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.607%, 02/15/2044 (A)	395,459	390,317
Series 4427, Class CE, 3.000%, 02/15/2034	103,481	102,522
Series 4446, Class CP, 2.250%, 03/15/2045	639,727	582,229
Series 4582, Class HA, 3.000%, 09/15/2045	2,516,855	2,398,639
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.607%, 06/15/2046 (A)	685,843	681,100
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.657%, 08/15/2046 (A)	1,340,025	1,328,949
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.657%, 06/15/2041 (A)	5,085,962	5,042,923
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.657%, 10/15/2046 (A)	720,086	714,703
Series 4628, Class KF (30 day Average SOFR + 0.614%), 4.757%, 01/15/2055 (A)	809,229	794,473
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.557%, 08/15/2047 (A)	533,373	527,023
Series 4719, Class LA, 3.500%, 09/15/2047	757,947	719,879
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4719, Class LM, 3.000%, 09/15/2047	$545,282	$501,625
Series 4742, Class PA, 3.000%, 10/15/2047	876,490	814,643
Series 4753, Class BD, 3.000%, 01/15/2048	630,855	575,806
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.557%, 09/15/2048 (A)	459,163	450,428
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.557%, 01/15/2049 (A)	1,348,338	1,333,661
Series 4857, Class JA, 3.350%, 01/15/2049	2,136,306	2,073,941
Series 4880, Class DA, 3.000%, 05/15/2050	1,372,734	1,288,417
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.586%, 08/25/2049 (A)	451,560	445,451
Series 4927, Class BG, 3.000%, 11/25/2049	1,007,059	940,736
Series 4937, Class MD, 2.500%, 10/25/2049	988,711	890,677
Series 4940, Class AG, 3.000%, 05/15/2040	601,883	577,490
Series 4941, Class GA, 2.000%, 12/15/2047	576,130	492,318
Series 4954, Class LB, 2.500%, 02/25/2050	447,711	400,528
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	608,030
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.536%, 07/25/2050 (A)	749,294	742,040
Series 4993, Class KF (30 day Average SOFR + 0.564%), 4.636%, 07/25/2050 (A)	4,230,664	4,122,541
Series 5004, Class FM (30 day Average SOFR + 0.464%), 4.536%, 08/25/2050 (A)	844,933	817,332
Series 5020, Class ET, 3.500%, 10/25/2050	884,025	822,951
Series 5058, Class BC, 5.000%, 11/25/2050	624,185	625,082
Series 5091, Class AB, 1.500%, 03/25/2051	1,765,142	1,465,765
Series 5092, Class HE, 2.000%, 02/25/2051	1,038,599	889,235
Series 5114, Class AD, 1.500%, 08/25/2047	3,840,894	3,367,196
Series 5118, Class CA, 1.500%, 10/15/2033	1,023,065	956,109
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.272%, 06/25/2051 (A)	1,262,184	1,200,982
Series 5202, Class BH, 2.000%, 12/25/2047	590,512	549,275
Series 5202, Class KA, 2.500%, 06/25/2049	935,951	852,731
Series 5202, Class TA, 2.500%, 12/25/2048	1,734,040	1,612,461

14

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5207, Class PA, 3.000%, 06/25/2051	$1,385,013	$1,262,987
Series 5220, Class QK, 3.500%, 09/25/2050	1,926,906	1,875,212
Series 5228, Class TN, 3.500%, 07/25/2039	661,696	643,981
Series 5335, Class FB (30 day Average SOFR + 0.814%), 4.957%, 10/15/2039 (A)	1,764,381	1,770,971
Series 5396, Class HF (30 day Average SOFR + 0.950%), 5.022%, 04/25/2054 (A)	2,387,988	2,397,394
Series 5399, Class FB (30 day Average SOFR + 0.900%), 4.972%, 04/25/2054 (A)	1,416,960	1,414,834
Series 5410, Class JY, 3.000%, 03/15/2044	1,107,000	966,689
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.657%, 01/15/2044 (A)	778,059	769,796
Series 5452, Class KY, 3.000%, 03/15/2044	1,168,000	1,031,409
Series 5529, Class HA, 3.000%, 03/15/2043	631,614	604,285
Series 5565, Class QA, 4.500%, 08/25/2055	2,846,181	2,846,065
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	39,000	39,703
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.596%, 09/25/2040 (A)	372,935	370,066
Series 2011-111, Class DB, 4.000%, 11/25/2041	785,146	769,666
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.636%, 11/25/2041 (A)	334,121	331,451
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.636%, 11/25/2041 (A)	778,367	772,402
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.636%, 12/25/2041 (A)	359,085	355,956
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.686%, 01/25/2042 (A)	405,724	403,251
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.626%, 06/25/2041 (A)	273,742	272,009
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 4.526%, 10/25/2042 (A)	314,247	311,080
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.686%, 02/25/2042 (A)	356,249	353,973
Series 2012-151, Class NX, 1.500%, 01/25/2043	540,621	476,593
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.686%, 05/25/2042 (A)	479,227	476,111
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,700,139	1,572,988
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2013-43, Class BP, 1.750%, 05/25/2043	$778,674	$690,061
Series 2013-49, Class AP, 1.750%, 05/25/2043	437,677	384,467
Series 2014-25, Class EL, 3.000%, 05/25/2044	720,666	669,010
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.586%, 11/25/2044 (A)	397,998	393,259
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.486%, 05/25/2045 (A)	674,371	661,381
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.486%, 07/25/2045 (A)	803,370	788,233
Series 2015-72, Class GL, 3.000%, 10/25/2045	562,000	500,944
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,278,517	1,162,442
Series 2015-84, Class PA, 1.700%, 08/25/2033	859,149	813,753
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.536%, 03/25/2046 (A)	369,712	366,126
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 4.536%, 03/25/2046 (A)	493,764	488,977
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.586%, 04/25/2046 (A)	2,241,596	2,226,201
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.586%, 04/25/2046 (A)	972,053	963,893
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.586%, 04/25/2046 (A)	854,797	847,461
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,924,733	1,814,211
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,525,906	3,922,670
Series 2016-64, Class BC, 1.750%, 09/25/2046	877,668	826,580
Series 2016-64, Class PE, 2.500%, 09/25/2046	595,000	468,076
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.586%, 10/25/2046 (A)	779,712	773,827
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.586%, 10/25/2046 (A)	592,085	587,864
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.586%, 03/25/2044 (A)	373,124	369,811
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.586%, 11/25/2046 (A)	601,152	596,793
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.586%, 11/25/2046 (A)	1,309,322	1,300,192
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.586%, 11/25/2046 (A)	1,213,093	1,203,213

15

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.586%, 11/25/2046 (A)	$581,430	$576,573
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.586%, 11/25/2046 (A)	1,516,044	1,503,215
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 4.636%, 12/25/2046 (A)	1,018,064	1,011,547
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.586%, 12/25/2046 (A)	532,348	528,942
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.586%, 03/25/2047 (A)	225,522	223,871
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.436%, 01/25/2048 (A)	237,929	235,032
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.586%, 03/25/2047 (A)	580,115	575,811
Series 2017-13, Class PA, 3.000%, 08/25/2046	573,738	543,872
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.586%, 04/25/2047 (A)	673,352	668,042
Series 2017-24, Class PG, 2.625%, 04/25/2047	2,298,024	2,058,084
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.536%, 04/25/2047 (A)	1,512,617	1,500,100
Series 2017-35, Class MC, 2.625%, 12/25/2044	458,454	446,914
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.436%, 10/25/2047 (A)	525,704	521,404
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.586%, 03/25/2047 (A)	726,771	721,387
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.586%, 03/25/2047 (A)	516,435	512,631
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.586%, 03/25/2047 (A)	263,722	261,820
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.486%, 12/25/2047 (A)	933,574	922,114
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.436%, 02/25/2048 (A)	302,129	298,552
Series 2018-14, Class KC, 3.000%, 03/25/2048	818,444	788,193
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.436%, 06/25/2048 (A)	1,242,943	1,229,778
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,098,567	1,061,821
Series 2018-45, Class TM, 3.000%, 06/25/2048	855,515	783,680
Series 2018-55, Class GA, 3.375%, 08/25/2048	812,016	787,125
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-64, Class A, 3.000%, 09/25/2048	$799,520	$727,681
Series 2018-85, Class EA, 3.500%, 12/25/2048	560,840	549,570
Series 2019-13, Class PE, 3.000%, 03/25/2049	519,220	481,708
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 4.686%, 04/25/2049 (A)	410,368	403,711
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,573,345	1,488,138
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 4.686%, 08/25/2059 (A)	1,119,911	1,100,835
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.586%, 08/25/2049 (A)	803,510	792,362
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 4.636%, 11/25/2049 (A)	449,083	443,556
Series 2019-8, Class GA, 3.000%, 03/25/2049	2,387,722	2,159,080
Series 2019-81, Class LH, 3.000%, 12/25/2049	179,858	165,494
Series 2020-34, Class AG, 2.000%, 06/25/2035	1,560,308	1,494,594
Series 2020-48, Class AB, 2.000%, 07/25/2050	908,447	774,165
Series 2020-59, Class NC, 3.000%, 08/25/2040	973,066	922,500
Series 2021-27, Class EC, 1.500%, 05/25/2051	3,316,891	2,747,927
Series 2021-40, Class DW, 2.000%, 06/25/2041	214,201	193,469
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,303,375	1,081,241
Series 2021-91, Class AB, 2.500%, 09/25/2049	1,107,151	1,006,927
Series 2021-95, Class CP, 1.500%, 08/25/2051	500,165	433,649
Series 2022-62, Class KA, 3.250%, 09/25/2052	643,237	611,466
Series 2022-89, Class AY, 3.000%, 02/25/2048	1,381,000	1,229,241
Series 2023-14, Class EJ, 2.750%, 04/25/2049	1,024,920	968,369
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.586%, 01/25/2050 (A)	1,798,207	1,775,126
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 4.736%, 06/25/2040 (A)	1,351,711	1,348,489
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 5.047%, 10/25/2039 (A)	413,445	407,452
Series 2024-64, Class KY, 3.000%, 12/25/2043	681,000	597,124
Series 2025-95, Class FC (30 day Average SOFR + 0.700%), 4.772%, 09/25/2052 (A)	2,620,210	2,609,844
Series 2025-98, Class PK, 4.500%, 08/25/2054	9,504,145	9,430,798

16

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	$820,402	$816,933
Series 2013-152, Class HA, 2.500%, 06/20/2043	969,885	908,101
Series 2014-133, Class BP, 2.250%, 09/20/2044	728,651	664,036
Series 2014-149, Class KP, 2.250%, 07/16/2044	625,851	581,910
Series 2014-181, Class L, 3.000%, 12/20/2044	688,218	632,512
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,050,591	942,721
Series 2016-136, Class A, 3.000%, 07/20/2044	625,490	575,530
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,367,733	1,169,050
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,641,610	1,407,264
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,373,461	2,181,505
Series 2017-167, Class BQ, 2.500%, 08/20/2044	544,787	518,182
Series 2018-65, Class DC, 3.500%, 05/20/2048	948,000	894,595
Series 2020-63, Class UD, 1.750%, 04/20/2050	645,722	539,982
Series 2021-105, Class P, 1.750%, 06/20/2051	3,228,558	2,682,556
Series 2021-107, Class DB, 1.750%, 04/20/2051	3,001,615	2,498,181
Series 2021-135, Class A, 2.000%, 08/20/2051	744,471	628,249
Series 2021-160, Class NE, 2.000%, 09/20/2051	1,636,648	1,413,271
Series 2021-215, Class GA, 2.000%, 12/20/2051	1,859,622	1,641,891
Series 2021-225, Class YC, 2.000%, 12/20/2051	586,181	508,429
Series 2021-24, Class BC, 1.250%, 02/20/2051	1,036,312	825,555
Series 2021-27, Class BD, 5.000%, 02/20/2051	757,663	763,189
Series 2021-27, Class CW, 5.000%, 02/20/2051 (E)	1,076,239	1,084,203
Series 2021-27, Class NT, 5.000%, 02/20/2051	848,859	846,122
Series 2021-27, Class Q, 5.000%, 02/20/2051	758,911	764,203
Series 2021-8, Class CY, 5.000%, 01/20/2051	756,235	761,555
Series 2021-89, Class LK, 2.000%, 05/20/2051	1,807,879	1,520,980
Series 2021-97, Class QK, 2.000%, 06/20/2051	1,234,923	1,040,073
Series 2022-107, Class C, 2.500%, 06/20/2051	1,475,435	1,262,886
Series 2022-138, Class PT, 2.500%, 10/20/2051	4,682,322	3,965,510
Series 2022-153, Class KA, 4.000%, 12/20/2049	934,392	925,815
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 4.799%, 11/20/2052 (A)	$3,434,702	$3,414,997
Series 2022-205, Class A, 2.000%, 09/20/2051	1,303,998	1,051,471
Series 2022-24, Class AH, 2.500%, 02/20/2052	316,797	276,307
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,214,193	2,021,273
Series 2022-34, Class DN, 3.500%, 09/20/2041	1,861,655	1,803,190
Series 2022-46, Class LY, 3.000%, 03/20/2052	459,000	389,105
Series 2022-5, Class BA, 2.000%, 10/20/2049	3,774,542	3,323,391
Series 2022-50, Class CA, 3.000%, 03/20/2052	3,358,461	3,070,472
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,078,503	2,002,873
Series 2022-78, Class HW, 2.500%, 04/20/2052	783,000	637,750
Series 2022-84, Class A, 2.500%, 01/20/2052	934,739	790,968
Series 2022-9, Class GA, 2.000%, 01/20/2052	856,351	721,914
Series 2023-81, Class YJ, 3.500%, 06/20/2053	4,576,000	4,068,577
Series 2024-110, Class JC, 3.000%, 09/20/2047	5,545,237	5,318,572
Series 2024-110, Class JL, 3.000%, 10/20/2049	1,227,000	1,078,147
Series 2024-184, Class GC, 3.500%, 10/20/2051	3,635,402	3,528,600
Series 2024-45, Class BD, 2.000%, 03/20/2054	771,815	718,439
Series 2025-7, Class EL, 2.500%, 01/20/2055	529,000	386,467
		221,204,822
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $249,749,560)		$249,020,745
ASSET-BACKED SECURITIES – 8.2%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 10/16/2028	666,000	668,511
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/16/2030	1,288,000	1,335,247
Series 2025-2, Class A 4.280%, 04/15/2030	1,163,000	1,175,908
Series 2025-4, Class A 4.300%, 07/15/2030	4,766,000	4,830,294
Series 2025-5, Class A 4.510%, 07/15/2032	2,283,000	2,343,450
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class A3 5.620%, 11/18/2027	249,695	250,538
Series 2023-2, Class A3 5.810%, 05/18/2028	1,061,939	1,069,767

17

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (C)	$1,183,000	$1,193,867
BA Credit Card Trust Series 2025-A1, Class A 4.310%, 05/15/2030	2,472,000	2,502,549
Barclays Dryrock Issuance Trust Series 2025-1, Class A 3.970%, 07/15/2031	2,567,000	2,574,056
Capital One Multi-Asset Execution Trust
Series 2025-A2, Class A 4.020%, 09/15/2032	570,000	572,954
Series 2025-A3, Class A 4.650%, 10/15/2037	1,110,000	1,123,144
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3 3.850%, 07/15/2030	995,000	998,141
Series 2025-1, Class A4 3.920%, 02/18/2031	980,000	980,517
CarMax Auto Owner Trust
Series 2025-2, Class A3 4.480%, 03/15/2030	2,777,000	2,803,571
Series 2025-3, Class A3 4.350%, 07/15/2030	1,561,000	1,571,888
Series 2025-3, Class A4 4.470%, 01/15/2031	1,058,000	1,071,651
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	814,000	813,983
Chase Issuance Trust Series 2024-A2, Class A 4.630%, 01/15/2031	427,000	437,338
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 5.719%, 11/26/2046 (A)(C)	244,836	246,964
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	343,501	339,660
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	402,388	387,162
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	688,000	691,185
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (C)	2,240,000	2,237,565
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	608,110
Series 2024-D, Class A3 4.610%, 08/15/2029	682,000	689,463
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (C)	3,382,000	3,488,641
Series 2025-2, Class A (4.370% to 8-15-30, then 8.750% thereafter) 4.370%, 02/15/2038 (C)	2,232,000	2,257,416
Series 2025-B, Class A4 3.950%, 07/15/2031	1,954,000	1,958,346
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class A1 4.300%, 09/15/2029 (C)	3,812,000	3,833,288
Series 2025-1, Class A1 4.630%, 04/15/2030	2,928,000	2,969,523
GM Financial Automobile Leasing Trust Series 2023-3, Class A4 5.440%, 08/20/2027	430,002	430,284
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3 3.840%, 02/18/2031	$1,731,000	$1,732,783
Series 2025-4, Class A4 3.930%, 04/16/2032	335,000	335,352
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (C)	1,316,000	1,354,636
Series 2024-2, Class A 4.520%, 03/11/2037 (C)	962,000	978,780
Series 2025-1, Class A 4.640%, 12/11/2037 (C)	4,023,000	4,111,228
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1 4.730%, 11/15/2029 (C)	2,300,000	2,332,424
Series 2025-2A, Class A 4.640%, 03/15/2030 (C)	3,079,000	3,124,565
Honda Auto Receivables Owner Trust
Series 2025-3, Class A4 4.100%, 11/21/2031	1,545,000	1,555,069
Series 2025-4, Class A3 3.980%, 06/17/2030	3,298,000	3,311,120
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A3 4.530%, 04/17/2028 (C)	2,318,000	2,337,209
Hyundai Auto Receivables Trust
Series 2022-A, Class A4 2.350%, 04/17/2028	290,736	289,964
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,263,911
Series 2023-B, Class A3 5.480%, 04/17/2028	448,597	451,853
Series 2025-D, Class A3 3.990%, 09/16/2030	2,111,000	2,119,479
Hyundai Floorplan Master Owner Trust Series 2025-1A, Class A 4.010%, 10/15/2030 (C)	2,006,000	2,009,146
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,406,312
Series 2025-1, Class A3 4.780%, 12/17/2029	1,335,000	1,351,475
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	276,440	274,709
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	225,204	222,654
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	997,922	974,329
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	486,148	469,925
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	69,769	65,856
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	777,064	732,417
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	242,673	222,364
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	66,850	61,310
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	1,780,468	1,600,609
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	983,577	878,245
Series 2021-GA, Class A 1.580%, 04/15/2070 (C)	290,595	264,364

18

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2022-A, Class A 2.230%, 07/15/2070 (C)	$2,560,855	$2,351,845
Navient Refinance Loan Trust Series 2025-C, Class A 4.800%, 10/15/2055 (C)	1,468,000	1,471,828
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (C)	1,047,925	926,558
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.735%, 01/25/2037 (A)	372,400	371,565
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.685%, 10/25/2033 (A)	1,133,058	1,124,803
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.739%, 03/23/2037 (A)	1,232,745	1,224,673
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.759%, 12/24/2035 (A)	855,614	850,940
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	823,293
PenFed Auto Receivables Owner Trust Series 2022-A, Class A4 4.180%, 12/15/2028 (C)	32,930	32,926
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	945,516	949,540
Series 2025-2, Class A3 4.670%, 08/15/2029	1,488,000	1,495,400
Series 2025-3, Class A3 4.380%, 01/15/2030	1,730,000	1,737,484
SBNA Auto Lease Trust Series 2024-C, Class A4 4.420%, 03/20/2029 (C)	872,000	875,275
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (C)	461,409	463,060
Series 2024-A, Class A4 5.210%, 04/16/2029 (C)	399,000	402,473
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (C)	1,604,412	1,612,635
Series 2024-1A, Class A4 4.940%, 01/21/2031 (C)	347,000	352,438
Series 2024-2A, Class A3 5.330%, 11/20/2029 (C)	1,278,109	1,290,882
Series 2025-2A, Class A4 4.580%, 05/20/2031 (C)	1,109,000	1,130,872
Series 2025-3A, Class A3 4.120%, 04/21/2031 (C)	1,646,000	1,651,705
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	1,873,792	1,720,270
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	760,793	671,508
Synchrony Card Funding LLC Series 2025-A2, Class A 4.490%, 05/15/2031	1,741,000	1,764,666
Synchrony Card Issuance Trust
Series 2025-A1, Class A 4.780%, 02/15/2031	2,039,000	2,076,023
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Synchrony Card Issuance Trust (continued)
Series 2025-A3, Class A 4.060%, 11/17/2031	$4,123,000	$4,130,540
T-Mobile US Trust
Series 2024-2A, Class A 4.250%, 05/21/2029 (C)	3,767,000	3,780,232
Series 2025-2A, Class A 4.340%, 04/22/2030 (C)	1,193,000	1,202,572
Toyota Auto Receivables Owner Trust Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	769,074
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (C)	1,354,000	1,365,289
Series 2025-1A, Class A4 4.620%, 12/16/2030 (C)	405,000	411,087
Verizon Master Trust
Series 2024-7, Class A 4.350%, 08/20/2032 (C)	2,782,000	2,812,680
Series 2025-10, Class A 4.280%, 10/20/2033 (C)	1,836,000	1,837,148
Series 2025-2, Class A 4.940%, 01/20/2033 (C)	3,540,000	3,654,265
Series 2025-4, Class A 4.760%, 03/21/2033 (C)	2,104,000	2,158,358
Volkswagen Auto Lease Trust Series 2025-B, Class A3 4.010%, 01/22/2029	3,258,000	3,265,564
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A3 4.630%, 07/20/2029	873,000	883,166
World Financial Network Credit Card Master Trust Series 2024-A, Class A 5.470%, 02/15/2031	456,000	465,010
World Omni Auto Receivables Trust Series 2025-C, Class A4 4.190%, 11/17/2031	951,000	957,296
TOTAL ASSET-BACKED SECURITIES (Cost $139,033,459)		$139,352,012
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 1.9%
John Hancock Collateral Trust, 3.9009% (F)(G)	202,614	2,026,769
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.9244% (F)	29,039,153	29,039,153
TOTAL SHORT-TERM INVESTMENTS (Cost $31,065,882)		$31,065,922
Total Investments (Core Bond Fund) (Cost $1,702,823,378) – 101.7%		$1,714,165,520
Other assets and liabilities, net – (1.7%)		(27,826,401)
TOTAL NET ASSETS – 100.0%		$1,686,339,119
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.

19

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $1,965,255.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 11-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.8%
Australia - 3.4%
ANZ Group Holdings, Ltd.	369,527	$8,383,732
APA Group	159,074	964,999
Aristocrat Leisure, Ltd.	69,096	2,640,885
ASX, Ltd.	24,590	937,403
BHP Group, Ltd.	629,157	17,215,583
Brambles, Ltd.	168,235	2,651,278
carsales.com, Ltd.	46,348	1,056,390
Cochlear, Ltd.	8,049	1,470,995
Coles Group, Ltd.	164,011	2,397,527
Commonwealth Bank of Australia	207,337	20,721,524
Computershare, Ltd.	64,670	1,520,369
CSL, Ltd.	60,155	7,341,140
Evolution Mining, Ltd.	248,171	1,932,324
Fortescue, Ltd.	210,054	2,952,216
Goodman Group	254,590	4,954,864
Insurance Australia Group, Ltd.	302,461	1,536,375
Lynas Rare Earths, Ltd. (A)	110,765	1,055,876
Macquarie Group, Ltd.	45,391	5,862,949
Medibank Private, Ltd.	347,094	1,079,378
MMG, Ltd. (A)	560,000	500,099
National Australia Bank, Ltd.	379,255	9,971,691
Northern Star Resources, Ltd.	166,382	2,991,591
Origin Energy, Ltd.	213,273	1,632,531
Pro Medicus, Ltd.	7,130	1,246,760
Qantas Airways, Ltd.	93,489	611,894
QBE Insurance Group, Ltd.	193,179	2,436,200
REA Group, Ltd.	6,378	819,147
Rio Tinto, Ltd.	46,035	3,993,379
Santos, Ltd.	398,572	1,682,226
Scentre Group	642,039	1,716,488
SGH, Ltd.	25,431	788,126
Sigma Healthcare, Ltd.	641,360	1,209,801
Sonic Healthcare, Ltd.	58,657	896,803
South32, Ltd.	554,444	1,174,836
Stockland	300,900	1,186,481
Suncorp Group, Ltd.	140,879	1,618,694
Telstra Group, Ltd.	491,530	1,584,899
The Lottery Corp., Ltd.	269,645	965,944
Transurban Group	382,733	3,743,045
Vicinity, Ltd.	478,432	771,280
Washington H. Soul Pattinson & Company, Ltd.	42,113	1,043,619
Wesfarmers, Ltd.	140,651	7,547,872
Westpac Banking Corp.	423,688	10,436,212
WiseTech Global, Ltd.	25,023	1,198,386
Woodside Energy Group, Ltd.	233,967	3,826,698
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Woolworths Group, Ltd.	149,866	$2,879,054
		155,149,563
Austria - 0.1%
Erste Group Bank AG	39,425	4,309,364
OMV AG	18,288	1,011,895
Raiffeisen Bank International AG	16,518	671,233
Verbund AG (B)	8,559	631,067
		6,623,559
Belgium - 0.5%
Ageas SA/NV	22,763	1,555,233
Anheuser-Busch InBev SA/NV	139,041	8,571,221
D'ieteren Group	2,946	513,101
Elia Group SA/NV	6,060	731,900
Financiere de Tubize SA	2,864	698,842
Groupe Bruxelles Lambert NV	11,475	992,534
KBC Group NV	32,136	3,956,011
Lotus Bakeries NV	58	521,172
Sofina SA	2,305	650,116
Syensqo SA	10,360	845,724
UCB SA	17,796	4,974,221
		24,010,075
Brazil - 1.0%
Ambev SA	658,600	1,715,024
Axia Energia	163,000	1,920,755
B3 SA - Brasil Bolsa Balcao	743,760	2,099,809
Banco Bradesco SA	186,538	587,796
Banco BTG Pactual SA	167,200	1,687,709
Banco do Brasil SA	239,500	1,010,882
BB Seguridade Participacoes SA	99,300	634,176
Caixa Seguridade Participacoes SA	88,800	267,838
Cia de Saneamento Basico do Estado de Sao Paulo	66,300	1,751,696
CPFL Energia SA	29,400	268,066
Embraer SA	97,700	1,530,701
Energisa SA	40,370	374,594
Eneva SA (A)	126,500	471,367
Engie Brasil Energia SA	38,675	223,884
Equatorial Energia SA	161,900	1,211,099
JBS NV, Class A (A)	56,064	823,580
Klabin SA	110,160	365,491
Localiza Rent a Car SA	125,945	1,070,256
MBRF Global Foods Company SA	88,810	323,440
Motiva Infraestrutura de Mobilidade SA	128,900	389,754
NU Holdings, Ltd., Class A (A)	469,972	8,172,813
Petroleo Brasileiro SA	503,800	3,156,153
Porto Seguro SA	27,800	243,270
PRIO SA (A)	114,500	807,614
Raia Drogasil SA	177,764	794,266
Rede D'Or Sao Luiz SA (C)	110,100	977,480
Rumo SA	178,100	563,543
StoneCo, Ltd., Class A (A)	31,000	522,350
Suzano SA	96,227	860,803
Telefonica Brasil SA	113,660	751,225
TIM SA	119,200	560,064
TOTVS SA	73,300	591,717
Ultrapar Participacoes SA	99,000	408,957
Vale SA	505,138	6,369,763
Vibra Energia SA	148,333	692,776
WEG SA	233,040	1,917,024
XP, Inc., Class A	57,170	1,126,821
		47,244,556

20

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada - 8.0%
Agnico Eagle Mines, Ltd.	68,307	$11,909,061
Alamos Gold, Inc., Class A	57,874	2,170,922
Alimentation Couche-Tard, Inc.	102,442	5,578,615
AltaGas, Ltd.	42,935	1,327,423
ARC Resources, Ltd.	80,227	1,430,646
Atco, Ltd., Class I	954	38,127
AtkinsRealis Group, Inc.	23,116	1,444,409
Bank of Montreal	97,773	12,336,980
Barrick Mining Corp.	231,347	9,578,688
BCE, Inc.	12,477	293,343
Bombardier, Inc., Class B (A)	12,071	1,987,921
Brookfield Corp.	284,831	13,391,103
Brookfield Wealth Solutions, Ltd. (A)	1,160	54,512
CAE, Inc. (A)	42,934	1,154,267
Cameco Corp.	59,394	5,262,135
Canadian Apartment Properties REIT	1,955	53,231
Canadian Imperial Bank of Commerce	127,247	10,965,032
Canadian National Railway Company	72,530	6,955,344
Canadian Natural Resources, Ltd.	285,802	9,655,238
Canadian Pacific Kansas City, Ltd.	124,037	9,001,991
Canadian Tire Corp., Ltd., Class A	7,201	877,703
Canadian Utilities, Ltd., Class A	21,505	652,021
CCL Industries, Inc., Class B	20,938	1,281,946
Celestica, Inc. (A)	15,632	5,380,956
Cenovus Energy, Inc.	194,264	3,467,684
CGI, Inc.	27,745	2,457,133
China Gold International Resources Corp., Ltd.	31,511	603,785
Constellation Software, Inc.	2,745	6,717,879
Dollarama, Inc.	37,502	5,392,699
Element Fleet Management Corp.	58,459	1,554,082
Emera, Inc.	42,533	2,076,963
Empire Company, Ltd., Class A	18,640	690,138
Enbridge, Inc.	297,504	14,512,754
Fairfax Financial Holdings, Ltd.	2,921	5,020,537
First Capital Real Estate Investment Trust	1,868	26,267
First Quantum Minerals, Ltd. (A)	97,814	2,216,030
FirstService Corp.	5,907	926,682
Fortis, Inc.	71,220	3,741,796
Franco-Nevada Corp.	26,359	5,533,419
George Weston, Ltd.	24,760	1,705,533
GFL Environmental, Inc.	33,612	1,527,807
Gildan Activewear, Inc. (B)	20,162	1,125,217
Great-West Lifeco, Inc.	41,529	1,920,952
Hydro One, Ltd. (C)	47,283	1,857,214
iA Financial Corp., Inc. (B)	14,123	1,654,901
IGM Financial, Inc.	15,146	620,060
Imperial Oil, Ltd.	24,214	2,393,763
Intact Financial Corp.	24,863	5,069,743
Ivanhoe Mines, Ltd., Class A (A)	109,189	1,140,763
Keyera Corp.	33,202	1,074,382
Kinross Gold Corp.	165,861	4,668,012
Loblaw Companies, Ltd.	82,560	3,672,058
Lundin Gold, Inc.	14,742	1,241,959
Lundin Mining Corp.	94,694	1,772,654
Magna International, Inc.	37,896	1,850,801
Metro, Inc.	29,227	2,109,020
National Bank of Canada	54,458	6,590,141
Nutrien, Ltd.	66,519	3,869,902
Open Text Corp.	35,749	1,202,591
Pan American Silver Corp.	57,932	2,645,276
Pembina Pipeline Corp.	80,617	3,141,435
Power Corp. of Canada	78,962	4,014,634
Restaurant Brands International, Inc.	43,020	3,117,253
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
RioCan Real Estate Investment Trust	5,703	$77,335
Rogers Communications, Inc., Class B	51,149	2,000,647
Royal Bank of Canada	191,572	29,539,472
Saputo, Inc.	35,450	1,003,290
Shopify, Inc., Class A (A)	165,533	26,274,196
SmartCentres Real Estate Investment Trust	1,782	33,473
Stantec, Inc.	16,204	1,564,800
Sun Life Financial, Inc.	80,473	4,757,147
Suncor Energy, Inc.	165,643	7,417,753
TC Energy Corp.	142,003	7,766,496
Teck Resources, Ltd., Class B	62,896	2,697,311
TELUS Corp. (B)	73,431	965,278
TFI International, Inc.	11,076	969,333
The Bank of Nova Scotia	170,055	11,788,062
The Descartes Systems Group, Inc. (A)	12,281	1,011,868
The Toronto-Dominion Bank	231,564	19,445,444
Thomson Reuters Corp. (B)	21,685	2,935,455
TMX Group, Ltd.	40,875	1,501,972
Toromont Industries, Ltd.	11,644	1,363,417
Tourmaline Oil Corp. (B)	51,093	2,343,598
Wheaton Precious Metals Corp.	62,043	6,829,192
Whitecap Resources, Inc.	171,547	1,431,349
WSP Global, Inc.	18,270	3,207,922
		364,630,343
Chile - 0.2%
Antofagasta PLC	52,624	1,924,165
Banco de Chile	6,078,052	1,150,873
Banco de Credito e Inversiones SA	11,596	663,992
Banco Santander Chile	8,633,237	645,042
Cencosud SA	163,754	514,278
Empresas CMPC SA	160,775	225,180
Empresas COPEC SA	51,783	368,525
Enel Americas SA	2,850,707	276,385
Enel Chile SA	3,742,165	290,284
Falabella SA	82,711	536,644
Latam Airlines Group SA	41,303,466	997,677
Plaza SA	96,909	333,467
		7,926,512
China - 7.7%
360 Security Technology, Inc., Class A	53,500	103,304
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	14,500	42,330
3SBio, Inc. (A)(C)	244,000	983,441
AAC Technologies Holdings, Inc.	105,644	499,913
Accelink Technologies Company, Ltd., Class A	6,200	53,457
ACM Research Shanghai, Inc., Class A	1,625	36,441
Advanced Micro-Fabrication Equipment, Inc., Class A	4,824	184,053
AECC Aviation Power Company, Ltd., Class A	21,700	114,174
Agricultural Bank of China, Ltd., Class A	670,300	761,144
Agricultural Bank of China, Ltd., H Shares	3,738,544	2,804,481
Aier Eye Hospital Group Company, Ltd., Class A	72,684	118,348
Air China, Ltd., Class A (A)	94,400	107,291
Akeso, Inc. (A)(C)	86,504	1,374,820
Alibaba Group Holding, Ltd.	2,301,183	45,275,297
Aluminum Corp. of China, Ltd., A Shares	110,700	165,095
Aluminum Corp. of China, Ltd., H Shares	498,805	674,655
Amlogic Shanghai Company, Ltd., Class A (A)	3,367	43,297

21

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Angel Yeast Company, Ltd., Class A	7,300	$42,343
Anhui Conch Cement Company, Ltd., Class A	34,800	112,452
Anhui Conch Cement Company, Ltd., H Shares	162,939	491,200
Anhui Gujing Distillery Company, Ltd., B Shares	15,019	189,260
Anhui Gujing Distillery Company, Ltd., Class A	3,300	77,658
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	17,800	123,656
Anker Innovations Technology Company, Ltd., Class A	4,150	65,114
ANTA Sports Products, Ltd.	168,283	1,843,445
APT Medical, Inc., Class A	793	26,256
Autohome, Inc., ADR	8,567	203,552
Avary Holding Shenzhen Company, Ltd., Class A	18,900	121,268
AVIC Airborne Systems Company, Ltd.	28,980	49,723
AviChina Industry & Technology Company, Ltd., H Shares (B)	384,295	191,996
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	43,600	48,446
Baidu, Inc., Class A (A)	297,785	4,390,352
Bank of Beijing Company, Ltd., Class A	177,600	142,520
Bank of Changsha Company, Ltd., Class A	35,900	48,937
Bank of Chengdu Company, Ltd., Class A	36,500	87,011
Bank of China, Ltd., Class A	290,200	248,936
Bank of China, Ltd., H Shares	9,604,899	5,787,095
Bank of Communications Company, Ltd., Class A	436,100	467,861
Bank of Communications Company, Ltd., H Shares	1,170,090	1,075,028
Bank of Hangzhou Company, Ltd., Class A	62,500	137,684
Bank of Jiangsu Company, Ltd., Class A	156,500	236,989
Bank of Nanjing Company, Ltd., Class A	104,700	171,203
Bank of Ningbo Company, Ltd., Class A	55,900	224,145
Bank of Shanghai Company, Ltd., Class A	108,400	151,282
Bank of Suzhou Company, Ltd., Class A	43,300	50,173
Baoshan Iron & Steel Company, Ltd., Class A	171,300	175,738
Beijing Compass Technology Development Company, Ltd., Class A (A)	5,200	90,557
Beijing Enlight Media Company, Ltd., Class A	23,200	53,980
Beijing Kingsoft Office Software, Inc., Class A	3,549	156,723
Beijing New Building Materials PLC, Class A	12,900	46,187
Beijing Roborock Technology Company, Ltd., Class A	2,092	45,175
Beijing Tiantan Biological Products Corp., Ltd., Class A	9,940	24,300
Beijing Tong Ren Tang Company, Ltd., Class A	9,800	46,324
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	7,269	49,355
Beijing Yanjing Brewery Company, Ltd., Class A	21,100	35,971
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	392,200	282,443
Bestechnic Shanghai Company, Ltd., Class A	1,379	44,681
Bilibili, Inc., Class Z (A)	33,093	882,190
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BOC International China Company, Ltd., Class A	32,300	$59,152
BOE Technology Group Company, Ltd., Class A	298,600	163,179
BYD Company, Ltd., Class A	43,200	584,171
BYD Company, Ltd., H Shares	493,815	6,206,191
BYD Electronic International Company, Ltd.	107,301	459,518
Caitong Securities Company, Ltd., Class A	61,200	70,748
Cambricon Technologies Corp., Ltd., Class A (A)	3,358	635,893
Capital Securities Company, Ltd., Class A	17,800	52,724
CCOOP Group Company, Ltd., Class A (A)	142,100	51,908
CGN Power Company, Ltd., Class A	140,600	74,959
CGN Power Company, Ltd., H Shares (C)	1,427,089	556,084
Changchun High-Tech Industry Group Company, Ltd., Class A	3,000	42,164
Changjiang Securities Company, Ltd., Class A	67,500	76,017
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,200	37,531
Chaozhou Three-Circle Group Company, Ltd., Class A	14,800	92,637
Chifeng Jilong Gold Mining Company, Ltd., Class A	11,200	50,769
China Citic Bank Corp., Ltd., Class A	88,700	97,335
China CITIC Bank Corp., Ltd., H Shares	1,112,061	1,025,738
China CITIC Financial Asset Management Company, Ltd., H Shares (A)(C)	1,929,000	255,834
China Coal Energy Company, Ltd., H Shares	244,593	330,487
China Communications Services Corp., Ltd., H Shares	330,874	207,292
China Construction Bank Corp., Class A	170,400	232,665
China Construction Bank Corp., H Shares	12,895,124	13,585,053
China CSSC Holdings, Ltd., Class A	61,700	300,146
China Eastern Airlines Corp., Ltd., Class A (A)	116,400	82,997
China Energy Engineering Corp., Ltd., Class A	273,300	90,886
China Everbright Bank Company, Ltd., Class A	383,200	195,645
China Feihe, Ltd. (C)	479,868	255,641
China Galaxy Securities Company, Ltd., Class A	66,400	149,674
China Galaxy Securities Company, Ltd., H Shares	476,020	624,885
China Great Wall Securities Company, Ltd., Class A	39,700	56,835
China Greatwall Technology Group Company, Ltd., Class A (A)	24,600	52,368
China Hongqiao Group, Ltd.	381,332	1,519,966
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A (D)	25,400	124,480
China International Capital Corp., Ltd., H Shares (C)(D)	226,449	556,394
China Jushi Company, Ltd., Class A	30,100	63,566
China Life Insurance Company, Ltd., Class A	23,900	147,376
China Life Insurance Company, Ltd., H Shares	1,004,911	3,487,081

22

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Literature, Ltd. (A)(C)	54,250	$262,666
China Longyuan Power Group Corp., Ltd., H Shares	332,016	293,900
China Mengniu Dairy Company, Ltd.	418,329	809,974
China Merchants Bank Company, Ltd., Class A	168,800	1,025,995
China Merchants Bank Company, Ltd., H Shares	521,387	3,515,565
China Merchants Energy Shipping Company, Ltd., Class A	58,800	73,305
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	42,100	59,198
China Merchants Securities Company, Ltd., Class A	75,600	174,431
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	78,800	103,290
China Minsheng Banking Corp., Ltd., Class A	330,900	191,288
China Minsheng Banking Corp., Ltd., H Shares	853,767	477,649
China National Building Material Company, Ltd., H Shares	487,361	328,124
China National Chemical Engineering Company, Ltd., Class A	55,000	57,988
China National Nuclear Power Company, Ltd., Class A	171,500	209,362
China National Software & Service Company, Ltd., Class A (A)	5,760	36,895
China Nonferrous Mining Corp, Ltd.	178,000	343,200
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	27,900	177,675
China Oilfield Services, Ltd., H Shares	239,334	223,111
China Pacific Insurance Group Company, Ltd., Class A	60,200	296,587
China Pacific Insurance Group Company, Ltd., H Shares	356,163	1,418,107
China Petroleum & Chemical Corp., Class A	237,700	194,231
China Petroleum & Chemical Corp., H Shares	3,079,946	1,747,751
China Railway Group, Ltd., Class A	172,600	132,597
China Railway Group, Ltd., H Shares	564,115	283,725
China Railway Signal & Communication Corp., Ltd., Class A	61,793	45,451
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	7,000	46,395
China Resources Microelectronics, Ltd., Class A	10,385	68,374
China Resources Mixc Lifestyle Services, Ltd. (C)	91,081	520,446
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	11,626	46,193
China Shenhua Energy Company, Ltd., Class A	51,200	297,876
China Shenhua Energy Company, Ltd., H Shares	454,502	2,329,305
China Southern Airlines Company, Ltd., Class A (A)	80,100	76,814
China State Construction Engineering Corp., Ltd., Class A	362,000	266,293
China Three Gorges Renewables Group Company, Ltd., Class A	208,200	122,996
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Tourism Group Duty Free Corp., Ltd., Class A	15,700	$175,891
China Tower Corp., Ltd., H Shares (C)	596,485	944,312
China United Network Communications, Ltd., Class A	264,800	202,700
China Vanke Company, Ltd., Class A (A)	90,800	69,173
China Vanke Company, Ltd., H Shares (A)(B)	299,523	140,396
China XD Electric Company, Ltd., Class A	40,200	47,500
China Yangtze Power Company, Ltd., Class A	196,400	776,562
China Zheshang Bank Company, Ltd., Class A	199,800	86,702
Chongqing Changan Automobile Company, Ltd., Class A	66,510	112,428
Chongqing Qianli Technology Company, Ltd., Class A (A)	33,700	51,283
Chongqing Rural Commercial Bank Company, Ltd., Class A	89,700	82,350
Chongqing Rural Commercial Bank Company, Ltd., H Shares	303,000	244,386
Chongqing Zhifei Biological Products Company, Ltd., Class A	18,350	53,424
Citic Pacific Special Steel Group Company, Ltd., Class A	19,800	42,451
CITIC Securities Company, Ltd., Class A	110,600	432,428
CITIC Securities Company, Ltd., H Shares	210,842	726,518
CITIC, Ltd.	543,235	851,575
CMOC Group, Ltd., Class A	137,900	318,367
CMOC Group, Ltd., H Shares	501,272	1,046,277
CNGR Advanced Material Company, Ltd., Class A	6,120	36,500
CNPC Capital Company, Ltd., Class A	67,200	87,201
Contemporary Amperex Technology Company, Ltd., Class A	35,320	1,871,994
Contemporary Amperex Technology Company, Ltd., H Shares (B)	10,500	641,397
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	28,600	48,943
COSCO SHIPPING Holdings Company, Ltd., Class A	99,500	205,619
COSCO SHIPPING Holdings Company, Ltd., H Shares	353,991	602,649
CRRC Corp., Ltd., Class A	210,300	216,441
CRRC Corp., Ltd., H Shares	577,773	459,272
CSC Financial Company, Ltd., Class A	40,200	141,222
CSI Solar Company, Ltd., Class A	29,393	71,610
CSPC Innovation Pharmaceutical Company, Ltd., Class A	11,100	50,996
CSPC Pharmaceutical Group, Ltd.	1,079,785	1,102,002
Daqin Railway Company, Ltd., Class A	179,000	138,640
Datang International Power Generation Company, Ltd., Class A	91,700	45,798
Dongfang Electric Corp., Ltd., Class A	24,100	73,309
Dongfeng Motor Group Company, Ltd., H Shares (A)	300,000	355,651
Dongxing Securities Company, Ltd., Class A (D)	36,100	66,604
East Money Information Company, Ltd., Class A	133,256	442,184
Eastroc Beverage Group Company, Ltd., Class A	3,980	148,438
Ecovacs Robotics Company, Ltd., Class A	4,400	49,050

23

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Empyrean Technology Company, Ltd., Class A	3,100	$45,959
ENN Energy Holdings, Ltd.	106,077	969,724
ENN Natural Gas Company, Ltd., Class A	15,900	47,854
Eoptolink Technology, Inc. Ltd., Class A	8,040	397,313
Eve Energy Company, Ltd., Class A	16,200	164,243
Everbright Securities Company, Ltd., Class A	44,700	109,704
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	86,880	33,811
Flat Glass Group Company, Ltd., Class A	13,400	30,668
Focus Media Information Technology Company, Ltd., Class A	107,400	111,705
Foshan Haitian Flavouring & Food Company, Ltd., Class A	38,444	201,336
Fosun International, Ltd.	316,935	198,155
Founder Securities Company, Ltd., Class A	92,400	101,421
Foxconn Industrial Internet Company, Ltd., Class A	106,400	920,392
Fuyao Glass Industry Group Company, Ltd., Class A	15,800	147,403
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	80,774	699,414
GalaxyCore, Inc., Class A	15,168	31,476
Ganfeng Lithium Group Company, Ltd., Class A	11,460	101,751
Ganfeng Lithium Group Company, Ltd., H Shares (C)	60,000	379,373
GD Power Development Company, Ltd., Class A	144,500	115,006
GDS Holdings, Ltd., Class A (A)	150,100	639,170
GEM Company, Ltd., Class A	35,300	37,783
Genscript Biotech Corp. (A)	160,044	307,689
GF Securities Company, Ltd., Class A	54,500	163,284
GF Securities Company, Ltd., H Shares	118,800	257,826
Giant Biogene Holding Company, Ltd. (B)(C)	50,200	234,095
Giant Network Group Company, Ltd., Class A	14,900	86,933
GigaDevice Semiconductor, Inc., Class A	5,300	153,375
GoerTek, Inc., Class A	28,700	122,779
Goldwind Science & Technology Company, Ltd., Class A	28,000	61,186
Goneo Group Company, Ltd., Class A	4,476	27,126
Gotion High-tech Company, Ltd., Class A	13,700	75,999
Great Wall Motor Company, Ltd., Class A	20,800	64,502
Great Wall Motor Company, Ltd., H Shares	310,249	599,295
Gree Electric Appliances, Inc. of Zhuhai, Class A	23,800	135,917
Guangdong Haid Group Company, Ltd., Class A	12,800	100,931
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	23,100	69,348
Guanghui Energy Company, Ltd., Class A	48,000	33,941
Guangzhou Automobile Group Company, Ltd., Class A	48,100	63,170
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	11,400	41,601
Guangzhou Tinci Materials Technology Company, Ltd., Class A	14,600	85,448
Guolian Minsheng Securities Company, Ltd., Class A	49,800	72,161
Guosen Securities Company, Ltd., Class A	69,900	128,239
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guotai Haitong Securities Company, Ltd.	121,214	$328,844
Guotai Haitong Securities Company, Ltd., H Shares (C)	263,526	526,967
Guoyuan Securities Company, Ltd., Class A	65,200	75,827
H World Group, Ltd., ADR	26,791	1,235,065
Haidilao International Holding, Ltd. (C)	217,816	386,292
Haier Smart Home Company, Ltd., Class A	50,200	196,225
Haier Smart Home Company, Ltd., H Shares	328,986	1,128,282
Hainan Airlines Holding Company, Ltd., Class A (A)	318,600	78,088
Hainan Airport Infrastructure Company, Ltd., Class A	79,400	55,705
Haisco Pharmaceutical Group Company, Ltd., Class A	6,700	56,758
Haitian International Holdings, Ltd.	84,963	238,619
Hangzhou Chang Chuan Technology Company, Ltd., Class A	4,800	52,594
Hangzhou First Applied Material Company, Ltd., Class A	17,851	35,660
Hangzhou Silan Microelectronics Company, Ltd., Class A	11,100	44,027
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,300	23,884
Hansoh Pharmaceutical Group Company, Ltd. (C)	201,299	1,043,657
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	16,700	58,069
Henan Shuanghui Investment & Development Company, Ltd., Class A	25,700	98,082
Hengan International Group Company, Ltd.	82,190	296,996
Hengli Petrochemical Company, Ltd., Class A	53,400	142,906
Hengtong Optic-electric Company, Ltd., Class A	22,100	62,128
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,500	204,981
Horizon Robotics (A)	670,800	683,156
Hoshine Silicon Industry Company, Ltd., Class A	6,800	54,302
Hua Hong Semiconductor, Ltd., Class A (A)	3,200	49,455
Hua Hong Semiconductor, Ltd., H Shares (A)(C)	97,732	941,741
Huadian Power International Corp., Ltd., Class A	77,300	56,300
Huadong Medicine Company, Ltd., Class A	12,600	74,932
Huafon Chemical Company, Ltd., Class A	40,100	53,465
Huagong Tech Company, Ltd., Class A	7,900	81,777
Huaibei Mining Holdings Company, Ltd., Class A	18,800	32,714
Huaneng Power International, Inc., Class A	72,900	80,203
Huaneng Power International, Inc., H Shares	558,352	445,953
Huaqin Technology Company, Ltd., Class A	7,100	88,711
Huatai Securities Company, Ltd., Class A	73,400	219,628
Huatai Securities Company, Ltd., H Shares (C)	183,706	433,167
Huaxia Bank Company, Ltd., Class A	105,100	102,956

24

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huayu Automotive Systems Company, Ltd., Class A	23,800	$65,412
Huizhou Desay Sv Automotive Company, Ltd., Class A	4,700	73,264
Humanwell Healthcare Group Company, Ltd., Class A	12,100	33,101
Hunan Valin Steel Company, Ltd., Class A	49,700	39,223
Hundsun Technologies, Inc., Class A	14,300	59,580
Hwatsing Technology Company, Ltd., Class A	2,404	46,064
Hygon Information Technology Company, Ltd., Class A	18,501	573,374
IEIT Systems Company, Ltd., Class A	12,000	105,309
Iflytek Company, Ltd., Class A	17,400	122,406
Imeik Technology Development Company, Ltd., Class A	2,300	47,332
Industrial & Commercial Bank of China, Ltd., Class A	483,500	554,077
Industrial & Commercial Bank of China, Ltd., H Shares	8,765,826	7,267,043
Industrial Bank Company, Ltd., Class A	173,200	517,024
Industrial Securities Company, Ltd., Class A	89,200	85,512
Ingenic Semiconductor Company, Ltd., Class A	3,800	42,949
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	349,100	120,172
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	15,500	57,088
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	70,500	48,759
Inner Mongolia Xingye Silver&Tin Mining Company, Ltd., Class A	11,500	56,446
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	52,000	216,215
Inner Mongolia Yitai Coal Company, Ltd., Class B	122,873	234,013
Innovent Biologics, Inc. (A)(C)	194,521	2,358,057
Isoftstone Information Technology Group Company, Ltd., Class A	7,550	51,055
J&T Global Express, Ltd. (A)	318,000	391,867
JA Solar Technology Company, Ltd., Class A (A)	21,888	37,442
JCET Group Company, Ltd., Class A	15,900	81,127
JD Health International, Inc. (A)(C)	148,958	1,178,445
JD Logistics, Inc. (A)(C)	260,994	410,121
JD.com, Inc., Class A	319,903	4,785,438
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	42,100	57,275
Jiangsu Expressway Company, Ltd., H Shares	156,837	201,566
Jiangsu Hengli Hydraulic Company, Ltd., Class A	10,400	149,499
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	51,400	452,485
Jiangsu Hoperun Software Company, Ltd., Class A (A)	6,600	48,155
Jiangsu King's Luck Brewery JSC, Ltd., Class A	8,800	47,064
Jiangsu Yanghe Distillery Company, Ltd., Class A	12,100	113,248
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	7,500	37,888
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Zhongtian Technology Company, Ltd., Class A	31,000	$69,631
Jiangxi Copper Company, Ltd., Class A	15,200	80,692
Jiangxi Copper Company, Ltd., H Shares	139,515	552,358
Jinduicheng Molybdenum Company, Ltd., Class A	17,300	34,143
Jinko Solar Company, Ltd., Class A (A)	69,925	55,811
JL Mag Rare-Earth Company, Ltd., Class A	8,000	38,312
Kanzhun, Ltd., ADR	49,466	1,093,199
KE Holdings, Inc., Class A	272,800	1,572,884
Kingdee International Software Group Company, Ltd. (A)	400,412	730,413
Kingfa Sci & Tech Company, Ltd., Class A	21,500	55,601
Kingnet Network Company, Ltd., Class A	13,300	42,126
Kingsoft Corp., Ltd.	137,996	510,033
Kuaishou Technology (C)	336,371	2,952,807
Kuang-Chi Technologies Company, Ltd., Class A (A)	17,100	109,293
Kunlun Tech Company, Ltd., Class A (A)	9,800	60,633
Kweichow Moutai Company, Ltd., Class A	10,000	2,053,130
Laopu Gold Company Ltd., H Shares (B)	3,600	312,535
LB Group Company, Ltd., Class A	19,300	50,160
Lenovo Group, Ltd.	1,082,690	1,355,855
Lens Technology Company, Ltd., Class A	41,400	162,045
Li Auto, Inc., Class A (A)	166,698	1,539,031
Li Ning Company, Ltd.	308,602	691,669
Lingyi iTech Guangdong Company, Class A	59,000	116,632
Longfor Group Holdings, Ltd. (C)	288,327	361,657
LONGi Green Energy Technology Company, Ltd., Class A (A)	57,840	152,123
Loongson Technology Corp, Ltd., Class A (A)	2,894	54,335
Luxshare Precision Industry Company, Ltd., Class A	59,300	488,453
Luzhou Laojiao Company, Ltd., Class A	11,600	223,292
Mango Excellent Media Company, Ltd., Class A	13,400	49,203
Maxscend Microelectronics Company, Ltd., Class A	3,800	37,272
Meitu, Inc. (A)(C)	485,000	538,622
Meituan, Class B (A)(C)	666,646	8,641,970
Metallurgical Corp. of China, Ltd., Class A	150,600	67,876
Midea Group Company, Ltd., Class A	29,600	334,489
Midea Group Company, Ltd., H Shares	56,900	648,933
MINISO Group Holding, Ltd.	66,200	331,935
Montage Technology Company, Ltd., Class A	9,196	155,051
Muyuan Foods Company, Ltd., Class A	43,260	310,571
NARI Technology Company, Ltd., Class A	63,948	200,767
National Silicon Industry Group Company, Ltd., Class A (A)	20,177	60,659
NAURA Technology Group Company, Ltd., Class A	5,670	344,499
NetEase, Inc.	232,896	6,442,598
New China Life Insurance Company, Ltd., Class A	16,800	156,602
New China Life Insurance Company, Ltd., H Shares	127,517	762,508
New Hope Liuhe Company, Ltd., Class A	26,200	34,868
New Oriental Education & Technology Group, Inc.	181,358	932,810

25

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Nexchip Semiconductor Corp., Class A	15,168	$68,606
Ningbo Deye Technology Company, Ltd., Class A	6,912	79,355
Ningbo Orient Wires & Cables Company, Ltd., Class A	5,200	42,586
Ningbo Sanxing Medical Electric Company, Ltd., Class A	10,900	34,921
Ningbo Tuopu Group Company, Ltd., Class A	14,190	127,404
Ningxia Baofeng Energy Group Company, Ltd., Class A	57,500	146,535
NIO, Inc., Class A (A)	247,200	1,400,320
Nongfu Spring Company, Ltd., H Shares (C)	268,806	1,692,232
OFILM Group Company, Ltd., Class A (A)	22,200	35,501
OmniVision Integrated Circuits Group, Inc.	9,945	168,558
Orient Securities Company, Ltd., Class A	82,000	120,900
PetroChina Company, Ltd., Class A	157,600	217,198
PetroChina Company, Ltd., H Shares	2,840,130	3,174,166
Pharmaron Beijing Company, Ltd., Class A	13,725	56,509
PICC Property & Casualty Company, Ltd., H Shares	935,292	2,127,300
Ping An Bank Company, Ltd., Class A	162,000	265,990
Ping An Insurance Group Company of China, Ltd., Class A	86,100	719,817
Ping An Insurance Group Company of China, Ltd., H Shares	903,662	6,613,381
Piotech, Inc., Class A	1,921	82,858
Poly Developments and Holdings Group Company, Ltd., Class A	114,400	109,487
Pop Mart International Group, Ltd. (C)	71,807	2,083,874
Postal Savings Bank of China Company, Ltd., Class A	240,400	193,041
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,196,504	846,495
Power Construction Corp. of China, Ltd., Class A	142,900	109,793
Qfin Holdings, Inc., ADR	13,621	266,018
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	39,500	148,027
Range Intelligent Computing Technology Group Company, Ltd., Class A	10,000	67,928
Remegen Company, Ltd., H Shares (A)(C)	25,000	299,808
Rockchip Electronics Company, Ltd., Class A	3,300	86,028
Rongsheng Petrochemical Company, Ltd., Class A	73,500	101,106
SAIC Motor Corp., Ltd., Class A	63,500	134,753
Sailun Group Company, Ltd., Class A	25,500	57,573
Sanan Optoelectronics Company, Ltd., Class A	40,000	74,861
Sany Heavy Industry Company, Ltd., Class A	66,800	192,207
Satellite Chemical Company, Ltd., Class A	28,843	69,042
SDIC Capital Company, Ltd., Class A	84,200	87,295
SDIC Power Holdings Company, Ltd., Class A	65,200	126,885
Seres Group Company, Ltd., Class A	12,700	226,919
SF Holding Company, Ltd., Class A	37,500	203,652
SG Micro Corp., Class A	4,201	38,801
Shaanxi Coal Industry Company, Ltd., Class A	75,600	242,596
Shandong Gold Mining Company, Ltd., Class A	27,200	140,373
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Gold Mining Company, Ltd., H Shares (C)	126,037	$561,458
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	6,200	60,404
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	14,700	58,813
Shandong Nanshan Aluminum Company, Ltd., Class A	99,100	66,136
Shandong Sun Paper Industry JSC, Ltd., Class A	22,900	48,473
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	331,495	236,532
Shanghai Allist Pharmaceuticals Company, Ltd., Class A	2,985	41,579
Shanghai Baosight Software Company, Ltd., Class A	15,072	45,636
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	1,806	33,894
Shanghai Electric Group Company, Ltd., Class A (A)	102,600	127,445
Shanghai Electric Power Company, Ltd., Class A	22,300	72,712
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	17,800	68,401
Shanghai International Airport Company, Ltd., Class A	3,900	17,475
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	23,400	58,961
Shanghai Pudong Development Bank Company, Ltd., Class A	259,200	420,794
Shanghai Putailai New Energy Technology Group Company, Ltd.	16,210	61,260
Shanghai RAAS Blood Products Company, Ltd., Class A	51,300	48,102
Shanghai Rural Commercial Bank Company, Ltd., Class A	74,600	99,287
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,111	115,188
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	12,600	73,955
Shanjin International Gold Company, Ltd., Class A	18,800	56,580
Shanxi Coking Coal Energy Group Company, Ltd., Class A	31,900	30,388
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	20,600	38,003
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	9,400	258,632
Sharetronic Data Technology Company, Ltd., Class A	2,700	53,932
Shenergy Company, Ltd., Class A	35,900	42,631
Shengyi Electronics Company, Ltd., Class A	5,618	74,009
Shengyi Technology Company, Ltd., Class A	19,200	157,459
Shennan Circuits Company, Ltd., Class A	5,190	144,559
Shenwan Hongyuan Group Company, Ltd., Class A	227,300	165,720
Shenzhen Envicool Technology Company, Ltd., Class A	7,600	77,498
Shenzhen Everwin Precision Technology Company, Ltd., Class A	10,900	66,564
Shenzhen Goodix Technology Company, Ltd., Class A	3,700	41,857

26

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Inovance Technology Company, Ltd., Class A	10,300	$103,134
Shenzhen Kinwong Electronic Company, Ltd., Class A	7,800	72,610
Shenzhen Longsys Electronics Company, Ltd., Class A (A)	2,600	92,821
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	9,800	283,400
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	6,000	50,001
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	8,700	76,117
Shenzhen Transsion Holdings Company, Ltd., Class A	8,467	77,029
Shenzhou International Group Holdings, Ltd.	111,791	1,001,308
Sichuan Biokin Pharmaceutical Company, Ltd., Class A (A)	1,287	69,159
Sichuan Changhong Electric Company, Ltd., Class A	38,500	51,715
Sichuan Chuantou Energy Company, Ltd., Class A	39,500	81,401
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	12,200	59,464
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)	6,500	381,961
Sichuan Road and Bridge Group Company, Ltd., Class A	49,600	66,137
Sinolink Securities Company, Ltd., Class A	51,400	66,651
Sinoma Science & Technology Company, Ltd., Class A	13,300	61,268
Sinopharm Group Company, Ltd., H Shares	181,753	468,831
Sinotruk Hong Kong, Ltd.	90,500	314,920
Smoore International Holdings, Ltd. (C)	251,334	430,259
SooChow Securities Company, Ltd., Class A	58,000	73,308
Spring Airlines Company, Ltd., Class A	7,300	56,731
Sungrow Power Supply Company, Ltd., Class A	16,620	432,187
Sunny Optical Technology Group Company, Ltd.	95,464	783,358
Sunwoda Electronic Company, Ltd., Class A	15,300	64,055
SUPCON Technology Company, Ltd., Class A	5,207	36,804
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	14,800	158,446
Suzhou TFC Optical Communication Company, Ltd., Class A	6,288	140,922
TAL Education Group, ADR (A)	55,923	615,153
TBEA Company, Ltd., Class A	39,110	120,957
TCL Technology Group Corp., Class A	159,870	92,577
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (A)	24,300	32,339
Tencent Holdings, Ltd.	857,995	67,791,502
Tencent Music Entertainment Group, ADR	76,928	1,419,322
The People's Insurance Company Group of China, Ltd., Class A	85,000	104,306
The People's Insurance Company Group of China, Ltd., H Shares	1,181,879	1,073,334
Tianfeng Securities Company, Ltd., Class A (A)	91,700	62,864
Tianqi Lithium Corp., Class A (A)	10,700	83,481
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tianshan Aluminum Group Company, Ltd., Class A	35,100	$63,594
Tianshui Huatian Technology Company, Ltd., Class A	26,800	41,516
Tingyi Cayman Islands Holding Corp.	261,102	400,779
Tongcheng Travel Holdings, Ltd.	171,112	482,993
TongFu Microelectronics Company, Ltd., Class A	12,000	62,305
Tongling Nonferrous Metals Group Company, Ltd., Class A	88,800	64,243
Tongwei Company, Ltd., Class A (A)	34,100	110,701
Trina Solar Company, Ltd., Class A (A)	15,078	38,600
Tsingtao Brewery Company, Ltd., Class A	6,300	56,624
Tsingtao Brewery Company, Ltd., H Shares	82,597	558,722
UBTech Robotics Corp, Ltd., H Shares (A)	27,050	395,550
Unigroup Guoxin Microelectronics Company, Ltd., Class A	6,079	65,737
Unisplendour Corp., Ltd., Class A	22,700	80,431
United Nova Technology Company, Ltd., Class A (A)	58,321	55,216
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	4,033	89,731
Victory Giant Technology Huizhou Company, Ltd., Class A	7,000	269,733
Vipshop Holdings, Ltd., ADR	41,905	823,014
Wanhua Chemical Group Company, Ltd., Class A	26,400	250,926
Weichai Power Company, Ltd., Class A	62,400	153,054
Weichai Power Company, Ltd., H Shares	252,633	627,558
Wens Foodstuff Group Company, Ltd., Class A	50,800	129,839
Western Mining Company, Ltd., Class A	18,700	61,036
Western Securities Company, Ltd., Class A	58,400	66,379
Western Superconducting Technologies Company, Ltd., Class A	4,379	41,043
Wingtech Technology Company, Ltd., Class A (A)	9,500	55,062
Wintime Energy Group Company, Ltd., Class A (A)	203,400	46,446
Wolong Electric Group Company, Ltd., Class A	12,800	75,527
Wuhan Guide Infrared Company, Ltd., Class A (A)	27,478	47,717
Wuliangye Yibin Company, Ltd., Class A	31,500	525,368
WUS Printed Circuit Kunshan Company, Ltd., Class A	15,400	152,374
WuXi AppTec Company, Ltd., Class A	20,700	268,238
WuXi AppTec Company, Ltd., H Shares (C)	50,994	666,264
WuXi Biologics Cayman, Inc. (A)(C)	466,120	1,877,164
WuXi XDC Cayman, Inc. (A)	49,000	413,934
XCMG Construction Machinery Company, Ltd., Class A	92,400	135,024
Xiamen Tungsten Company, Ltd., Class A	10,500	51,245
Xiaomi Corp., Class B (A)(C)	2,306,034	12,258,247
Xinjiang Daqo New Energy Company, Ltd., Class A (A)	15,991	65,037
Xinyi Solar Holdings, Ltd.	607,086	252,136
XPeng, Inc., A Shares (A)	166,976	1,819,706
XtalPi Holdings, Ltd. (A)	233,000	301,470
Yadea Group Holdings, Ltd. (C)	162,485	257,874
Yangzijiang Shipbuilding Holdings, Ltd.	249,300	645,824

27

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yankuang Energy Group Company, Ltd., Class A	44,770	$88,040
Yankuang Energy Group Company, Ltd., H Shares	434,584	567,952
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	7,800	62,307
Yealink Network Technology Corp., Ltd., Class A	9,380	44,891
Yonghui Superstores Company, Ltd., Class A (A)	65,600	37,711
Yonyou Network Technology Company, Ltd., Class A (A)	23,900	48,405
Youngor Fashion Company, Ltd., Class A	45,200	49,343
YTO Express Group Company, Ltd., Class A	25,400	61,296
Yum China Holdings, Inc.	49,550	2,395,699
Yunnan Aluminium Company, Ltd., Class A	26,800	94,018
Yunnan Baiyao Group Company, Ltd., Class A	14,040	111,283
Yunnan Yuntianhua Company, Ltd., Class A	13,600	59,643
Yutong Bus Company, Ltd., Class A	16,900	74,353
Zangge Mining Company, Ltd., Class A	11,300	97,409
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,400	106,893
Zhaojin Mining Industry Company, Ltd., H Shares	227,743	853,845
Zhejiang China Commodities City Group Company, Ltd., Class A	45,400	105,952
Zhejiang Chint Electrics Company, Ltd., Class A	16,000	63,678
Zhejiang Dahua Technology Company, Ltd., Class A	22,600	60,745
Zhejiang Expressway Company, Ltd., H Shares	216,255	209,887
Zhejiang Huayou Cobalt Company, Ltd., Class A	14,410	126,609
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	8,700	45,013
Zhejiang Juhua Company, Ltd., Class A	21,300	101,195
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(C)	66,600	455,615
Zhejiang Longsheng Group Company, Ltd., Class A	27,500	40,735
Zhejiang NHU Company, Ltd., Class A	24,680	85,117
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	15,600	95,387
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	17,700	40,489
Zhejiang Weiming Environment Protection Company, Ltd., Class A	9,480	30,327
Zhejiang Zheneng Electric Power Company, Ltd., Class A	89,600	63,761
Zheshang Securities Company, Ltd., Class A	56,200	87,178
Zhongji Innolight Company, Ltd., Class A	8,980	657,475
Zhongjin Gold Corp., Ltd., Class A	36,900	117,388
Zhongtai Securities Company, Ltd., Class A	73,800	69,261
Zhuzhou CRRC Times Electric Company, Ltd., Class A	6,740	47,578
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	58,992	292,843
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zijin Mining Group Company, Ltd., Class A	166,000	$673,481
Zijin Mining Group Company, Ltd., H Shares	800,396	3,182,834
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	56,400	64,515
ZTE Corp., Class A	31,400	187,528
ZTE Corp., H Shares	102,575	416,150
ZTO Express Cayman, Inc.	56,150	1,154,889
		350,413,109
Colombia - 0.0%
Grupo Cibest SA	30,520	519,211
Interconexion Electrica SA ESP	56,867	378,494
		897,705
Czech Republic - 0.0%
CEZ AS	17,726	1,084,731
Komercni banka AS	10,225	572,569
Moneta Money Bank AS (C)	35,505	323,293
		1,980,593
Denmark - 1.0%
A.P. Moller - Maersk A/S, Series A (B)	217	435,293
A.P. Moller - Maersk A/S, Series B	582	1,164,608
Carlsberg A/S, Class B	11,042	1,373,108
Coloplast A/S, B Shares	14,707	1,328,074
Danske Bank A/S	78,184	3,591,153
Demant A/S (A)	10,957	373,429
DSV A/S	23,963	5,472,808
Genmab A/S (A)	7,112	2,284,974
Novo Nordisk A/S, Class B	377,011	18,670,668
Novonesis A/S, B Shares	41,130	2,567,390
Orsted A/S (A)(C)	61,623	1,312,499
Pandora A/S	9,281	1,110,615
ROCKWOOL A/S, B Shares	11,471	387,774
Tryg A/S	42,024	1,040,969
Vestas Wind Systems A/S	117,902	2,802,766
		43,916,128
Egypt - 0.0%
Commercial International Bank Egypt SAE	93,908	211,913
Eastern Company SAE	52,474	50,767
Talaat Moustafa Group	32,366	48,902
		311,582
Finland - 0.7%
Elisa OYJ	18,553	813,292
Fortum OYJ	58,694	1,206,383
Kesko OYJ, B Shares	35,424	755,322
Kone OYJ, B Shares	44,957	3,059,328
Metso OYJ	88,531	1,463,281
Neste OYJ	55,587	1,074,701
Nokia OYJ	704,884	4,292,824
Nordea Bank ABP	412,112	7,292,575
Orion OYJ, Class B	14,428	1,032,907
Sampo OYJ, A Shares	331,431	3,898,234
Stora Enso OYJ, R Shares	77,928	917,052
UPM-Kymmene OYJ	70,313	1,919,580
Wartsila OYJ ABP	66,767	2,167,169
		29,892,648
France - 6.0%
Accor SA	25,874	1,400,245
Aeroports de Paris SA	4,331	635,195
Air Liquide SA	76,193	14,602,186
Airbus SE	78,322	18,420,716

28

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Alstom SA (A)	45,589	$1,196,576
Amundi SA (C)	8,821	706,170
AXA SA	231,751	10,469,974
BioMerieux	5,260	659,041
BNP Paribas SA	132,824	11,353,615
Bollore SE	93,906	521,506
Bouygues SA	24,540	1,226,200
Bureau Veritas SA	44,347	1,418,838
Capgemini SE	20,300	3,180,651
Carrefour SA	76,373	1,176,030
Cie de Saint-Gobain SA	59,426	5,931,120
Cie Generale des Etablissements Michelin SCA	88,364	2,892,312
Covivio SA	7,071	456,804
Credit Agricole SA	141,462	2,711,742
Danone SA	85,034	7,601,500
Dassault Aviation SA	2,528	795,171
Dassault Systemes SE	87,674	2,455,667
Edenred SE	31,392	673,193
Eiffage SA	8,739	1,207,534
Engie SA	239,481	6,093,892
EssilorLuxottica SA	39,659	14,224,661
FDJ UNITED	14,574	410,708
Gecina SA	5,823	539,830
Getlink SE	37,426	676,953
Hermes International SCA	4,172	10,181,102
Ipsen SA	4,961	716,249
Kering SA	9,806	3,339,338
Klepierre SA	27,369	1,065,423
Legrand SA	34,530	5,238,660
L'Oreal SA	31,624	13,793,920
LVMH Moet Hennessy Louis Vuitton SE	32,950	24,354,090
Orange SA	242,822	4,002,686
Pernod Ricard SA	26,727	2,409,312
Publicis Groupe SA	30,372	2,964,350
Renault SA	25,261	1,012,619
Rexel SA	29,587	1,127,586
Safran SA	47,457	15,953,209
Sanofi SA	145,741	14,535,812
Sartorius Stedim Biotech	3,852	928,304
Schneider Electric SE	71,141	19,144,411
Schneider Electric SE (Euronext London Exchange)	1,178	316,258
Societe Generale SA	93,338	6,499,160
Sodexo SA	11,600	613,528
Thales SA	12,138	3,178,874
TotalEnergies SE	260,878	17,162,292
Unibail-Rodamco-Westfield (A)	16,028	1,702,493
Veolia Environnement SA	82,133	2,795,179
Vinci SA	65,446	9,287,548
		275,960,433
Germany - 5.2%
adidas AG	21,845	4,068,814
Allianz SE	49,761	21,479,594
BASF SE	114,010	5,945,774
Bayer AG	125,322	4,433,722
Bayerische Motoren Werke AG	36,130	3,692,951
Beiersdorf AG	12,257	1,318,066
Brenntag SE	15,314	877,891
Commerzbank AG	92,820	3,642,096
Continental AG	13,721	1,021,405
Covestro AG (A)	22,368	1,606,897
CTS Eventim AG & Company KGaA	7,793	763,046
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Daimler Truck Holding AG	60,725	$2,570,485
Delivery Hero SE (A)(C)	24,674	575,282
Deutsche Bank AG	237,454	8,419,120
Deutsche Boerse AG	24,108	6,444,059
Deutsche Lufthansa AG	75,503	725,026
Deutsche Telekom AG	470,158	15,161,533
DHL Group	122,462	6,373,447
E.ON SE	285,157	5,079,280
Evonik Industries AG	31,811	489,590
Fresenius Medical Care AG	28,094	1,342,845
Fresenius SE & Company KGaA	53,843	2,957,765
GEA Group AG	18,289	1,239,221
Hannover Rueck SE	8,072	2,426,962
Heidelberg Materials AG	17,083	4,386,564
Henkel AG & Company KGaA	10,611	796,566
Hensoldt AG	8,005	635,158
HOCHTIEF AG	1,931	683,559
Infineon Technologies AG	166,957	7,048,137
Knorr-Bremse AG	8,958	950,235
LEG Immobilien SE	9,600	721,233
Mercedes-Benz Group AG	92,381	6,238,471
Merck KGaA	16,693	2,249,952
MTU Aero Engines AG	6,875	2,812,955
Muenchener Rueckversicherungs-Gesellschaft AG	16,855	10,622,320
Nemetschek SE	7,193	803,865
Rational AG	627	468,728
Rheinmetall AG	5,871	10,041,683
RWE AG	80,574	4,092,377
SAP SE	133,405	32,205,258
Scout24 SE (C)	9,327	953,982
Siemens AG	97,135	25,760,514
Siemens Energy AG (A)	98,993	13,255,365
Siemens Healthineers AG (C)	43,480	2,162,579
Symrise AG	16,910	1,399,723
Talanx AG	8,917	1,158,687
Vonovia SE	95,936	2,904,282
Zalando SE (A)(C)	28,575	769,755
		235,776,819
Greece - 0.2%
Alpha Bank SA	283,388	1,156,996
Eurobank Ergasias Services and Holdings SA	343,488	1,360,482
Hellenic Telecommunications Organization SA	20,900	415,393
JUMBO SA	15,035	477,425
National Bank of Greece SA	114,614	1,795,974
OPAP SA	23,953	489,554
Piraeus Financial Holdings SA (A)	146,493	1,202,563
Public Power Corp. SA	23,524	475,530
		7,373,917
Hong Kong - 1.7%
AIA Group, Ltd.	1,569,074	16,343,287
Alibaba Health Information Technology, Ltd. (A)	749,746	540,695
Beijing Enterprises Holdings, Ltd.	66,970	293,138
BOC Hong Kong Holdings, Ltd.	545,801	2,635,025
Bosideng International Holdings, Ltd.	601,812	384,142
C&D International Investment Group, Ltd.	114,246	242,998
China Gas Holdings, Ltd.	354,502	392,032
China Merchants Port Holdings Company, Ltd.	172,231	347,091
China Overseas Land & Investment, Ltd.	520,252	891,975

29

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Power International Development, Ltd.	469,969	$207,299
China Resources Beer Holdings Company, Ltd.	218,162	782,172
China Resources Gas Group, Ltd.	124,973	366,632
China Resources Land, Ltd.	434,211	1,690,647
China Resources Power Holdings Company, Ltd.	276,808	661,529
China Ruyi Holdings, Ltd. (A)	1,509,326	473,325
China State Construction International Holdings, Ltd.	169,116	201,916
China Taiping Insurance Holdings Company, Ltd.	197,529	442,561
Chow Tai Fook Jewellery Group, Ltd.	258,631	455,261
CK Asset Holdings, Ltd.	287,573	1,478,615
CK Hutchison Holdings, Ltd.	399,134	2,815,622
CK Infrastructure Holdings, Ltd.	93,299	646,705
CLP Holdings, Ltd.	243,344	2,128,323
Far East Horizon, Ltd.	310,693	318,009
Futu Holdings, Ltd., ADR	8,513	1,444,316
Galaxy Entertainment Group, Ltd.	292,387	1,517,120
GCL Technology Holdings, Ltd. (A)(B)	3,268,736	488,815
Geely Automobile Holdings, Ltd.	812,860	1,776,723
Guangdong Investment, Ltd.	384,587	369,849
Hang Seng Bank, Ltd.	111,333	2,180,014
Henderson Land Development Company, Ltd.	215,796	815,495
HKT Trust & HKT, Ltd.	551,846	844,320
Hong Kong & China Gas Company, Ltd.	1,654,498	1,540,706
Hong Kong Exchanges & Clearing, Ltd.	180,185	9,582,327
Hongkong Land Holdings, Ltd.	161,946	1,029,288
Jardine Matheson Holdings, Ltd.	24,167	1,587,170
Kunlun Energy Company, Ltd.	519,215	495,927
Link REIT	385,785	1,832,356
MTR Corp., Ltd.	224,212	890,347
NetEase Cloud Music, Inc. (A)(C)	11,400	283,746
Orient Overseas International, Ltd.	17,727	288,077
Power Assets Holdings, Ltd.	206,306	1,380,306
Prudential PLC	348,509	5,049,617
Sino Biopharmaceutical, Ltd.	1,380,160	1,254,647
Sino Land Company, Ltd.	525,297	705,585
SITC International Holdings Company, Ltd.	198,947	684,045
Sun Hung Kai Properties, Ltd.	216,363	2,747,884
Swire Pacific, Ltd., Class A	50,125	430,347
Techtronic Industries Company, Ltd.	219,113	2,577,015
The Wharf Holdings, Ltd.	155,000	470,460
Want Want China Holdings, Ltd.	614,564	368,332
WH Group, Ltd. (C)	1,226,366	1,284,290
Wharf Real Estate Investment Company, Ltd.	246,027	778,839
Zijin Gold International Company, Ltd. (A)	27,800	497,038
		79,934,000
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	51,117	452,828
OTP Bank NYRT	28,753	2,992,964
Richter Gedeon NYRT	18,146	537,409
		3,983,201
India - 4.4%
ABB India, Ltd.	6,782	393,344
Adani Enterprises, Ltd.	20,279	518,489
Adani Ports & Special Economic Zone, Ltd.	69,124	1,175,717
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Adani Power, Ltd. (A)	369,958	$612,894
Alkem Laboratories, Ltd.	6,148	390,572
Ambuja Cements, Ltd.	77,183	475,221
APL Apollo Tubes, Ltd.	22,510	433,640
Apollo Hospitals Enterprise, Ltd.	13,764	1,131,427
Ashok Leyland, Ltd.	373,476	663,034
Asian Paints, Ltd.	48,657	1,566,676
Astral, Ltd.	14,954	241,247
AU Small Finance Bank, Ltd. (C)	46,523	496,803
Aurobindo Pharma, Ltd.	34,300	468,617
Avenue Supermarts, Ltd. (A)(C)	20,644	924,514
Axis Bank, Ltd.	294,951	4,243,285
Bajaj Auto, Ltd.	8,731	888,322
Bajaj Finance, Ltd.	358,258	4,172,776
Bajaj Finserv, Ltd.	49,789	1,169,230
Bajaj Holdings & Investment, Ltd.	3,456	445,483
Balkrishna Industries, Ltd.	9,952	258,269
Bank of Baroda	130,253	423,581
Bharat Electronics, Ltd.	470,138	2,172,231
Bharat Forge, Ltd.	31,354	505,462
Bharat Heavy Electricals, Ltd.	132,805	432,341
Bharat Petroleum Corp., Ltd.	191,599	771,929
Bharti Airtel, Ltd.	328,879	7,753,070
Bosch, Ltd.	929	375,284
Britannia Industries, Ltd.	13,755	898,738
BSE, Ltd.	25,677	836,271
Canara Bank	230,835	392,251
CG Power & Industrial Solutions, Ltd.	91,340	686,967
Cholamandalam Investment and Finance Company, Ltd.	53,875	1,049,680
Cipla, Ltd.	73,011	1,250,761
Coal India, Ltd.	236,680	998,115
Colgate-Palmolive India, Ltd.	15,291	371,006
Coromandel International, Ltd.	14,753	392,771
Cummins India, Ltd.	17,877	895,636
Dabur India, Ltd.	69,582	403,935
Divi's Laboratories, Ltd.	15,375	1,111,918
Dixon Technologies India, Ltd.	4,653	763,593
DLF, Ltd.	97,227	790,261
Dr. Reddy's Laboratories, Ltd.	70,230	989,977
Eicher Motors, Ltd.	17,429	1,375,517
Eternal, Ltd. (A)	307,987	1,039,158
Fortis Healthcare, Ltd.	63,158	651,226
FSN E-Commerce Ventures, Ltd. (A)	140,520	420,519
GAIL India, Ltd.	301,382	596,248
GE Vernova T&D India, Ltd.	16,249	524,313
GMR Airports, Ltd. (A)	315,511	383,602
Godrej Consumer Products, Ltd.	52,373	671,755
Godrej Properties, Ltd. (A)	19,264	455,192
Grasim Industries, Ltd.	34,684	1,064,398
Havells India, Ltd.	27,563	445,336
HCL Technologies, Ltd.	122,202	2,226,168
HDFC Asset Management Company, Ltd. (C)	25,822	773,326
HDFC Bank, Ltd.	1,457,603	16,456,285
HDFC Life Insurance Company, Ltd. (C)	128,664	1,106,862
Hero MotoCorp, Ltd.	15,351	1,066,584
Hindalco Industries, Ltd.	173,847	1,580,315
Hindustan Aeronautics, Ltd.	25,841	1,315,159
Hindustan Petroleum Corp., Ltd.	120,553	618,931
Hindustan Unilever, Ltd.	105,544	2,916,397
Hitachi Energy India, Ltd.	1,712	425,372
Hyundai Motor India, Ltd.	20,678	539,242
ICICI Bank, Ltd.	679,647	10,580,644

30

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
ICICI Lombard General Insurance Company, Ltd. (C)	32,471	$716,994
ICICI Prudential Life Insurance Company, Ltd. (C)	51,136	355,693
IDFC First Bank, Ltd.	446,267	401,153
Indian Oil Corp., Ltd.	356,834	647,661
Indian Railway Catering & Tourism Corp., Ltd.	27,001	207,839
Indus Towers, Ltd. (A)	169,278	760,915
IndusInd Bank, Ltd. (A)	73,623	708,270
Info Edge India, Ltd.	45,870	684,864
Infosys, Ltd.	427,141	7,484,930
InterGlobe Aviation, Ltd. (C)	24,246	1,606,791
ITC, Ltd.	385,898	1,748,873
Jindal Stainless, Ltd.	41,930	362,271
Jindal Steel, Ltd.	46,413	545,993
Jio Financial Services, Ltd.	365,026	1,254,197
JSW Energy, Ltd.	56,047	307,217
JSW Steel, Ltd.	78,425	1,023,770
Jubilant Foodworks, Ltd.	49,753	334,942
Kalyan Jewellers India, Ltd.	53,147	301,707
Kotak Mahindra Bank, Ltd.	140,530	3,347,997
Larsen & Toubro, Ltd.	86,862	3,970,133
Lodha Developers, Ltd. (C)	38,273	494,159
LTIMindtree, Ltd. (C)	9,347	641,893
Lupin, Ltd.	32,258	752,442
Mahindra & Mahindra, Ltd.	119,795	5,048,274
Mankind Pharma, Ltd.	15,628	394,613
Marico, Ltd.	65,080	521,718
Maruti Suzuki India, Ltd.	16,110	2,869,806
Max Healthcare Institute, Ltd.	99,776	1,299,409
Mphasis, Ltd.	13,632	429,673
MRF, Ltd.	293	500,236
Muthoot Finance, Ltd.	15,253	638,917
Nestle India, Ltd.	84,986	1,200,218
NHPC, Ltd.	391,581	336,667
NMDC, Ltd.	392,472	325,377
NTPC, Ltd.	563,346	2,064,349
Oberoi Realty, Ltd.	16,298	301,253
Oil & Natural Gas Corp., Ltd.	403,490	1,099,470
Oil India, Ltd.	62,559	289,749
One 97 Communications, Ltd. (A)	49,097	726,750
Oracle Financial Services Software, Ltd.	2,808	255,587
Page Industries, Ltd.	758	323,665
PB Fintech, Ltd. (A)	44,254	902,368
Persistent Systems, Ltd.	14,044	1,003,140
Petronet LNG, Ltd.	92,401	281,816
PI Industries, Ltd.	9,575	364,134
Pidilite Industries, Ltd.	38,086	627,604
Polycab India, Ltd.	6,683	558,931
Power Finance Corp., Ltd.	190,691	776,295
Power Grid Corp. of India, Ltd.	600,172	1,816,842
Prestige Estates Projects, Ltd.	22,394	419,885
Punjab National Bank	286,187	400,269
Rail Vikas Nigam, Ltd.	67,627	245,984
REC, Ltd.	154,716	626,412
Reliance Industries, Ltd.	781,821	13,767,611
Samvardhana Motherson International, Ltd.	541,973	707,836
SBI Cards & Payment Services, Ltd.	35,569	350,947
SBI Life Insurance Company, Ltd. (C)	59,160	1,307,060
Shree Cement, Ltd.	1,118	330,876
Shriram Finance, Ltd.	180,289	1,731,778
Siemens Energy India, Ltd. (A)	11,678	411,933
Siemens, Ltd.	11,450	423,705
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Solar Industries India, Ltd.	3,452	$515,050
SRF, Ltd.	18,915	622,081
State Bank of India	239,438	2,620,918
Sun Pharmaceutical Industries, Ltd.	123,652	2,537,050
Sundaram Finance, Ltd.	8,456	447,111
Supreme Industries, Ltd.	8,166	310,729
Suzlon Energy, Ltd. (A)	1,307,210	794,541
Swiggy, Ltd. (A)	111,926	473,617
Tata Communications, Ltd.	14,362	292,257
Tata Consultancy Services, Ltd.	116,003	4,083,974
Tata Consumer Products, Ltd.	75,830	994,880
Tata Motors Passenger Vehicles, Ltd.	263,187	1,054,476
Tata Motors, Ltd. (A)	275,002	1,082,207
Tata Steel, Ltd.	960,289	1,810,490
Tech Mahindra, Ltd.	69,325	1,179,086
The Indian Hotels Company, Ltd.	108,157	902,846
The Phoenix Mills, Ltd.	24,997	485,454
The Tata Power Company, Ltd.	206,738	903,878
Titan Company, Ltd.	45,276	1,979,847
Torrent Pharmaceuticals, Ltd.	15,051	624,736
Torrent Power, Ltd.	22,445	331,263
Trent, Ltd.	23,154	1,104,901
Tube Investments of India, Ltd.	13,536	422,221
TVS Motor Company, Ltd.	30,201	1,197,506
UltraTech Cement, Ltd.	15,110	1,962,052
Union Bank of India, Ltd.	193,169	332,283
United Spirits, Ltd.	36,901	599,553
UPL, Ltd.	63,974	543,527
Varun Beverages, Ltd.	172,673	930,957
Vedanta, Ltd.	175,834	1,040,672
Vishal Mega Mart, Ltd. (A)	272,131	414,349
Vodafone Idea, Ltd. (A)	3,462,883	387,567
Voltas, Ltd.	27,104	417,315
WAAREE Energies, Ltd.	11,025	394,388
Wipro, Ltd.	341,515	956,970
Yes Bank, Ltd. (A)	1,963,333	504,856
Zydus Lifesciences, Ltd.	26,499	279,453
		202,044,809
Indonesia - 0.4%
Amman Mineral Internasional PT (A)	1,937,500	768,518
Astra International Tbk PT	2,728,700	1,074,836
Bank Central Asia Tbk PT	7,467,600	3,718,568
Bank Mandiri Persero Tbk PT	5,041,000	1,464,218
Bank Negara Indonesia Persero Tbk PT	1,994,700	510,959
Bank Rakyat Indonesia Persero Tbk PT	9,166,400	2,030,412
Barito Pacific Tbk PT (A)	3,135,200	675,026
Barito Renewables Energy Tbk PT	1,081,900	623,439
Bumi Resources Minerals Tbk PT (A)	7,546,200	443,147
Chandra Asri Pacific Tbk PT	1,158,200	514,645
Charoen Pokphand Indonesia Tbk PT	1,007,700	280,268
Dian Swastatika Sentosa Tbk PT (A)	134,000	884,795
GoTo Gojek Tokopedia Tbk PT (A)	120,284,600	462,097
Indofood Sukses Makmur Tbk PT	605,800	267,513
Petrindo Jaya Kreasi Tbk PT	2,994,100	482,334
Sumber Alfaria Trijaya Tbk PT	2,518,600	272,521
Telkom Indonesia Persero Tbk PT	6,694,800	1,423,138
United Tractors Tbk PT	193,600	325,925
		16,222,359
Ireland - 0.8%
AerCap Holdings NV	24,828	3,326,952
AIB Group PLC	318,955	3,281,855
Bank of Ireland Group PLC	143,050	2,649,537
DCC PLC	12,844	849,879

31

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Experian PLC	123,022	$5,406,236
Kerry Group PLC, Class A	24,444	2,269,161
Kingspan Group PLC	23,213	1,992,707
PDD Holdings, Inc., ADR (A)	95,056	11,034,100
Ryanair Holdings PLC	126,835	4,153,026
		34,963,453
Israel - 0.6%
Azrieli Group, Ltd.	5,681	577,206
Bank Hapoalim BM	167,207	3,619,365
Bank Leumi Le-Israel BM	199,069	4,174,730
Check Point Software Technologies, Ltd. (A)	11,545	2,156,260
CyberArk Software, Ltd. (A)	6,781	3,109,699
Elbit Systems, Ltd.	3,726	1,748,093
ICL Group, Ltd.	102,499	568,125
Israel Discount Bank, Ltd., Class A	162,219	1,698,832
Mizrahi Tefahot Bank, Ltd.	20,676	1,448,360
Monday.com, Ltd. (A)	5,809	835,683
Nice, Ltd. (A)	8,282	866,688
Nova, Ltd. (A)	3,971	1,245,840
Teva Pharmaceutical Industries, Ltd., ADR (A)	154,165	4,145,497
The Phoenix Holdings, Ltd.	31,416	1,264,973
Wix.com, Ltd. (A)	7,446	712,657
		28,172,008
Italy - 2.0%
Banca Mediolanum SpA	32,553	697,540
Banca Monte dei Paschi di Siena SpA	287,688	2,721,752
Banco BPM SpA	163,797	2,360,818
BPER Banca SpA	213,930	2,578,013
Buzzi SpA	11,317	698,033
Davide Campari-Milano NV	89,687	612,243
Enel SpA	1,186,352	12,259,783
Eni SpA	296,088	5,536,398
Ferrari NV	18,416	7,234,213
FinecoBank SpA	88,552	2,178,203
Generali	126,778	5,032,501
Infrastrutture Wireless Italiane SpA (B)(C)	39,647	363,086
Intesa Sanpaolo SpA	2,082,362	13,508,247
Leonardo SpA	59,137	3,241,269
Moncler SpA	34,051	2,301,332
Nexi SpA (C)	76,959	359,883
Poste Italiane SpA (C)	67,333	1,611,745
Prysmian SpA	41,229	4,137,800
Recordati Industria Chimica e Farmaceutica SpA	16,684	986,612
Snam SpA	286,506	1,906,164
Telecom Italia SpA (A)	1,676,760	945,342
Terna - Rete Elettrica Nazionale	202,566	2,136,175
UniCredit SpA	204,686	15,237,357
Unipol Assicurazioni SpA	56,803	1,304,562
		89,949,071
Japan - 13.2%
Advantest Corp.	102,484	13,636,576
Aeon Company, Ltd.	296,855	5,374,795
AGC, Inc.	25,842	894,204
Aisin Corp.	65,767	1,171,221
Ajinomoto Company, Inc.	121,024	2,808,164
ANA Holdings, Inc.	20,723	391,002
Asahi Group Holdings, Ltd.	203,320	2,358,359
Asahi Kasei Corp.	171,690	1,434,016
Asics Corp.	93,300	2,234,796
Astellas Pharma, Inc.	240,212	3,020,524
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Bandai Namco Holdings, Inc.	77,876	$2,285,206
Bridgestone Corp.	76,034	3,567,732
Canon, Inc.	116,193	3,418,629
Capcom Company, Ltd.	45,888	1,121,991
Central Japan Railway Company	102,110	2,790,369
Chubu Electric Power Company, Inc.	89,929	1,405,556
Chugai Pharmaceutical Company, Ltd.	89,790	4,807,905
Dai Nippon Printing Company, Ltd.	52,786	892,751
Daifuku Company, Ltd.	42,848	1,355,339
Dai-ichi Life Holdings, Inc.	477,492	3,725,324
Daiichi Sankyo Company, Ltd.	240,588	5,929,767
Daikin Industries, Ltd.	35,234	4,575,569
Daito Trust Construction Company, Ltd.	38,230	731,327
Daiwa House Industry Company, Ltd.	74,555	2,544,649
Daiwa Securities Group, Inc.	182,364	1,512,870
Denso Corp.	233,648	3,076,455
Disco Corp.	12,324	3,436,808
East Japan Railway Company	127,390	3,293,095
Ebara Corp.	62,000	1,626,206
Eisai Company, Ltd. (B)	35,025	1,098,512
ENEOS Holdings, Inc.	359,948	2,372,166
FANUC Corp.	125,302	4,016,174
Fast Retailing Company, Ltd.	25,591	9,349,774
Fuji Electric Company, Ltd.	18,964	1,323,899
FUJIFILM Holdings Corp.	149,865	3,217,594
Fujikura, Ltd.	33,700	3,900,039
Fujitsu, Ltd.	235,220	6,240,673
Hankyu Hanshin Holdings, Inc.	31,300	785,851
Hikari Tsushin, Inc.	2,391	665,463
Hitachi, Ltd.	613,090	19,524,420
Honda Motor Company, Ltd.	494,024	4,981,746
Hoya Corp.	45,833	6,884,995
Hulic Company, Ltd.	59,518	656,481
Idemitsu Kosan Company, Ltd.	100,760	746,523
IHI Corp.	137,700	2,457,197
Inpex Corp.	115,435	2,462,236
Isuzu Motors, Ltd.	70,967	1,087,518
ITOCHU Corp.	159,083	9,541,652
Japan Airlines Company, Ltd.	18,453	344,158
Japan Exchange Group, Inc.	134,306	1,534,686
Japan Post Bank Company, Ltd.	238,797	2,873,779
Japan Post Holdings Company, Ltd.	246,365	2,420,023
Japan Post Insurance Company, Ltd.	26,545	738,377
Japan Tobacco, Inc.	160,226	6,026,976
JFE Holdings, Inc.	76,425	937,595
JX Advanced Metals Corp.	74,100	793,616
Kajima Corp.	56,327	2,099,837
Kao Corp.	62,204	2,515,306
Kawasaki Heavy Industries, Ltd. (B)	20,300	1,285,739
Kawasaki Kisen Kaisha, Ltd. (B)	47,959	638,538
KDDI Corp.	392,380	6,750,560
Keyence Corp.	26,004	8,852,004
Kikkoman Corp.	89,685	820,784
Kioxia Holdings Corp. (A)	18,000	1,092,516
Kirin Holdings Company, Ltd.	101,803	1,598,924
Kobe Bussan Company, Ltd.	19,587	476,085
Komatsu, Ltd.	127,684	4,194,338
Konami Group Corp.	13,379	2,044,743
Kubota Corp.	131,209	1,893,761
Kyocera Corp.	171,468	2,347,231
Kyowa Kirin Company, Ltd.	30,893	520,048
Lasertec Corp.	10,736	1,938,235
LY Corp.	362,254	972,892
M3, Inc. (B)	58,919	972,260

32

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Makita Corp.	30,360	$882,732
Marubeni Corp.	189,113	4,991,824
MatsukiyoCocokara & Company	42,813	791,859
MINEBEA MITSUMI, Inc.	48,168	977,918
Mitsubishi Chemical Group Corp.	171,910	971,075
Mitsubishi Corp.	431,306	10,211,651
Mitsubishi Electric Corp.	254,266	6,874,827
Mitsubishi Estate Company, Ltd.	142,077	3,352,034
Mitsubishi HC Capital, Inc.	114,240	914,108
Mitsubishi Heavy Industries, Ltd.	428,800	10,861,161
Mitsubishi UFJ Financial Group, Inc.	1,534,154	24,054,810
Mitsui & Company, Ltd.	330,190	8,771,992
Mitsui Fudosan Company, Ltd.	353,032	4,146,547
Mitsui OSK Lines, Ltd.	46,621	1,323,764
Mizuho Financial Group, Inc.	333,513	11,761,955
MonotaRO Company, Ltd.	33,104	485,060
MS&AD Insurance Group Holdings, Inc.	175,194	3,887,170
Murata Manufacturing Company, Ltd.	223,056	4,591,806
NEC Corp.	173,130	6,541,304
Nexon Company, Ltd.	49,371	1,202,451
Nidec Corp.	112,148	1,415,385
Nintendo Company, Ltd.	147,563	12,506,974
Nippon Building Fund, Inc.	1,015	970,368
Nippon Paint Holdings Company, Ltd.	126,614	825,810
Nippon Sanso Holdings Corp.	23,133	753,271
Nippon Steel Corp.	643,210	2,595,608
Nippon Yusen KK (B)	55,492	1,757,549
Nissan Motor Company, Ltd. (A)	295,891	721,373
Nitori Holdings Company, Ltd.	53,165	921,469
Nitto Denko Corp.	90,815	2,247,249
Nomura Holdings, Inc.	409,388	3,092,132
Nomura Research Institute, Ltd.	50,135	2,002,593
NTT, Inc. (B)	3,980,490	3,966,970
Obayashi Corp.	84,464	1,722,045
Obic Company, Ltd.	42,500	1,367,264
Olympus Corp.	152,067	2,044,570
Oracle Corp. Japan	4,960	426,622
Oriental Land Company, Ltd.	143,958	2,769,107
ORIX Corp.	156,739	4,284,412
Osaka Gas Company, Ltd.	47,503	1,667,171
Otsuka Corp.	29,224	577,929
Otsuka Holdings Company, Ltd.	57,932	3,280,999
Pan Pacific International Holdings Corp.	252,300	1,529,132
Panasonic Holdings Corp.	311,930	3,903,565
Rakuten Group, Inc. (A)	202,106	1,236,941
Recruit Holdings Company, Ltd.	188,212	9,626,337
Renesas Electronics Corp.	238,381	2,811,123
Resona Holdings, Inc.	279,735	2,847,778
Ryohin Keikaku Company, Ltd.	67,100	1,330,835
Sanrio Company, Ltd.	23,900	856,248
SBI Holdings, Inc.	75,870	1,599,860
SCREEN Holdings Company, Ltd.	10,800	890,739
SCSK Corp.	20,487	746,792
Secom Company, Ltd.	52,328	1,768,647
Seibu Holdings, Inc.	27,800	863,361
Sekisui Chemical Company, Ltd.	49,750	847,834
Sekisui House, Ltd.	79,903	1,791,749
Seven & i Holdings Company, Ltd.	278,839	3,836,871
SG Holdings Company, Ltd.	36,557	365,326
Shimadzu Corp.	31,110	888,042
Shimano, Inc.	9,856	1,034,934
Shin-Etsu Chemical Company, Ltd.	226,391	6,778,979
Shionogi & Company, Ltd.	99,958	1,714,395
Shiseido Company, Ltd.	53,906	767,351
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMC Corp.	7,665	$2,696,063
SoftBank Corp.	3,835,660	5,487,746
SoftBank Group Corp.	127,918	13,758,972
Sompo Holdings, Inc.	120,184	3,806,433
Sony Financial Group, Inc. (A)	810,935	767,301
Sony Group Corp.	822,735	24,141,995
Subaru Corp.	77,904	1,739,917
Sumitomo Corp.	145,817	4,580,374
Sumitomo Electric Industries, Ltd.	95,600	3,767,074
Sumitomo Metal Mining Company, Ltd.	32,965	1,084,312
Sumitomo Mitsui Financial Group, Inc.	490,446	14,840,152
Sumitomo Mitsui Trust Group, Inc.	86,620	2,516,446
Sumitomo Realty & Development Company, Ltd.	40,685	1,966,073
Suntory Beverage & Food, Ltd. (B)	18,236	577,023
Suzuki Motor Corp.	209,788	3,280,736
Sysmex Corp.	66,668	632,247
T&D Holdings, Inc.	64,116	1,392,886
Taisei Corp.	19,495	1,667,354
Takeda Pharmaceutical Company, Ltd.	212,518	6,127,373
TDK Corp.	260,555	4,276,770
Terumo Corp.	177,594	2,769,546
The Chiba Bank, Ltd.	77,939	821,549
The Kansai Electric Power Company, Inc.	126,471	2,162,203
TIS, Inc.	27,685	914,891
Toho Company, Ltd.	13,914	801,148
Tokio Marine Holdings, Inc.	248,765	8,818,944
Tokyo Electron, Ltd.	59,951	12,256,234
Tokyo Gas Company, Ltd.	41,910	1,698,639
Tokyo Metro Company, Ltd. (B)	38,200	392,815
Tokyu Corp.	65,239	761,331
TOPPAN Holdings, Inc.	31,688	1,023,040
Toray Industries, Inc.	186,382	1,212,328
Toyota Industries Corp. (B)	21,794	2,441,550
Toyota Motor Corp.	1,267,697	25,571,759
Toyota Tsusho Corp.	91,963	2,980,764
Trend Micro, Inc.	16,720	835,044
Unicharm Corp.	147,659	866,293
West Japan Railway Company	53,170	1,058,123
Yamaha Motor Company, Ltd.	121,713	882,031
Yokogawa Electric Corp.	29,900	956,329
Yokohama Financial Group, Inc.	140,017	1,107,685
Zensho Holdings Company, Ltd.	12,800	771,282
ZOZO, Inc.	57,872	498,536
		601,676,197
Kuwait - 0.2%
Boubyan Bank KSCP	199,208	458,961
Gulf Bank KSCP	256,126	297,253
Kuwait Finance House KSCP	1,451,971	3,765,724
Mabanee Company KPSC	84,925	297,637
Mobile Telecommunications Company KSCP	261,659	443,442
National Bank of Kuwait SAKP	1,086,929	3,556,026
Warba Bank KSCP (A)	297,311	281,868
		9,100,911
Luxembourg - 0.1%
ArcelorMittal SA	61,960	2,685,261
CVC Capital Partners PLC (C)	31,757	524,483
Eurofins Scientific SE	15,493	1,055,281
Reinet Investments SCA	20,367	689,382
Tenaris SA	54,611	1,098,652
Zabka Group SA (A)	49,743	317,412
		6,370,471

33

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Macau - 0.0%
Sands China, Ltd.	356,478	$974,568
Malaysia - 0.3%
AMMB Holdings BHD	330,700	476,549
Axiata Group BHD	360,800	210,778
CELCOMDIGI BHD	436,500	346,683
CIMB Group Holdings BHD	1,079,500	2,000,085
Gamuda BHD	624,500	809,134
Hong Leong Bank BHD	88,700	453,938
IHH Healthcare BHD	295,100	590,241
IOI Corp. BHD	328,900	317,896
Kuala Lumpur Kepong BHD	65,200	318,927
Malayan Banking BHD	808,700	1,940,247
Maxis BHD	302,000	291,901
MISC BHD	181,700	330,530
Mr. D.I.Y Group M BHD (C)	406,700	148,719
Nestle Malaysia BHD	8,900	230,365
Petronas Chemicals Group BHD	327,300	237,805
Petronas Dagangan BHD	37,500	180,059
Petronas Gas BHD	102,400	434,153
Press Metal Aluminium Holdings BHD	483,800	786,196
Public Bank BHD	1,959,300	2,063,524
QL Resources BHD	209,625	205,521
RHB Bank BHD	236,900	398,597
SD Guthrie BHD	284,400	358,758
Sunway BHD	342,500	452,389
Telekom Malaysia BHD	155,400	279,172
Tenaga Nasional BHD	354,500	1,131,452
YTL Corp. BHD	388,300	200,571
YTL Power International BHD	404,300	319,527
		15,513,717
Mexico - 0.6%
Alfa SAB de CV, Class A (B)	484,144	380,680
America Movil SAB de CV, Series B (B)	2,438,436	2,810,044
Arca Continental SAB de CV	69,617	696,056
Cemex SAB de CV, Series CPO	2,033,884	2,191,585
Coca-Cola Femsa SAB de CV	71,095	622,455
Fibra Uno Administracion SA de CV	388,643	570,403
Fomento Economico Mexicano SAB de CV	230,166	2,207,838
Fresnillo PLC	29,288	1,021,236
Gruma SAB de CV, Class B	20,825	363,143
Grupo Aeroportuario del Centro Norte SAB de CV	38,100	511,116
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	51,535	1,231,788
Grupo Aeroportuario del Sureste SAB de CV, B Shares	24,313	735,315
Grupo Bimbo SAB de CV, Series A (B)	172,157	545,604
Grupo Carso SAB de CV, Series A1	74,056	508,773
Grupo Comercial Chedraui SA de CV (B)	44,200	321,217
Grupo Financiero Banorte SAB de CV, Series O	338,281	3,256,193
Grupo Financiero Inbursa SAB de CV, Series O	202,813	484,397
Grupo Mexico SAB de CV, Series B	415,689	3,608,801
Industrias Penoles SAB de CV (A)	26,501	1,133,109
Kimberly-Clark de Mexico SAB de CV, Class A	192,117	394,081
Prologis Property Mexico SA de CV (B)	136,852	585,889
Promotora y Operadora de Infraestructura SAB de CV	24,467	334,391
Wal-Mart de Mexico SAB de CV	693,897	2,324,618
		26,838,732
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands - 3.3%
ABN AMRO Bank NV (C)	81,081	$2,747,186
Adyen NV (A)(C)	3,546	5,542,251
Aegon, Ltd.	200,545	1,621,808
Akzo Nobel NV	24,155	1,570,276
Argenx SE (A)	8,635	7,871,610
ASM International NV	6,573	3,636,037
ASML Holding NV	54,555	57,700,166
ASR Nederland NV	23,367	1,577,693
BE Semiconductor Industries NV	10,217	1,547,567
Euronext NV (C)	10,123	1,551,209
EXOR NV	13,079	1,101,861
Ferrovial SE	87,495	5,738,281
Heineken Holding NV	17,678	1,263,967
Heineken NV	40,295	3,286,905
IMCD NV	8,299	744,875
ING Groep NV	424,084	10,996,049
JDE Peet's NV	23,631	868,020
Koninklijke Ahold Delhaize NV	125,462	5,193,921
Koninklijke KPN NV	541,627	2,481,448
Koninklijke Philips NV	108,329	3,055,945
Nebius Group NV, Class A (A)	29,800	2,827,126
NEPI Rockcastle NV (A)	89,287	764,395
NN Group NV	39,163	2,842,030
Prosus NV (A)	183,923	11,595,218
QIAGEN NV	27,705	1,322,482
Randstad NV	15,227	592,573
Stellantis NV	296,039	3,168,799
Universal Music Group NV	153,721	3,950,271
Wolters Kluwer NV	32,596	3,457,241
		150,617,210
New Zealand - 0.0%
Auckland International Airport, Ltd.	21,886	100,509
Contact Energy, Ltd.	9,945	54,984
Fisher & Paykel Healthcare Corp., Ltd.	7,553	161,836
Infratil, Ltd.	10,384	69,579
Meridian Energy, Ltd.	16,628	53,734
Xero, Ltd. (A)	20,382	1,635,579
		2,076,221
Norway - 0.3%
Aker BP ASA	39,955	973,504
DNB Bank ASA	119,373	3,192,074
Equinor ASA	100,844	2,318,989
Gjensidige Forsikring ASA	28,966	809,902
Kongsberg Gruppen ASA	59,387	1,407,053
Mowi ASA	63,575	1,444,133
Norsk Hydro ASA	186,320	1,335,449
Orkla ASA	95,190	1,019,031
Salmar ASA	9,257	541,651
Telenor ASA	83,554	1,207,588
Yara International ASA	21,821	797,036
		15,046,410
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	25,026	620,144
Credicorp, Ltd.	10,621	2,731,827
		3,351,971
Philippines - 0.1%
Ayala Corp.	34,810	282,025
Ayala Land, Inc.	908,880	315,732
Bank of the Philippine Islands	253,597	503,744
BDO Unibank, Inc.	322,499	720,927
International Container Terminal Services, Inc.	137,350	1,271,443

34

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Jollibee Foods Corp.	68,060	$219,339
Manila Electric Company	37,970	383,209
Metropolitan Bank & Trust Company	243,939	274,536
PLDT, Inc.	10,490	231,552
SM Investments Corp.	31,135	393,005
SM Prime Holdings, Inc.	1,371,300	538,321
		5,133,833
Poland - 0.3%
Allegro.eu SA (A)(C)	87,370	767,810
Bank Millennium SA (A)	70,022	299,482
Bank Polska Kasa Opieki SA	23,430	1,285,556
Budimex SA (B)	1,617	276,987
CCC SA (A)(B)	6,766	250,412
CD Projekt SA	8,163	573,732
Dino Polska SA (A)(C)	61,623	689,325
InPost SA (A)	33,550	393,945
KGHM Polska Miedz SA (A)	17,586	1,020,100
LPP SA	141	657,291
mBank SA (A)	1,822	510,221
ORLEN SA	72,096	1,856,501
PGE Polska Grupa Energetyczna SA (A)	114,093	308,583
Powszechna Kasa Oszczednosci Bank Polski SA	110,631	2,345,742
Powszechny Zaklad Ubezpieczen SA	81,799	1,410,463
Santander Bank Polska SA	5,267	743,337
		13,389,487
Portugal - 0.1%
Banco Comercial Portugues SA	1,012,430	965,349
EDP SA	419,146	1,871,223
Galp Energia SGPS SA	55,393	1,113,579
Jeronimo Martins SGPS SA	37,385	887,143
		4,837,294
Qatar - 0.2%
Al Rayan Bank	826,440	495,154
Barwa Real Estate Company	305,458	215,369
Commercial Bank PSQC	413,292	457,455
Dukhan Bank	219,697	209,897
Industries Qatar QSC	201,840	673,802
Mesaieed Petrochemical Holding Company	790,753	255,059
Ooredoo QPSC	133,118	466,589
Qatar Electricity & Water Company QSC	61,716	251,118
Qatar Fuel QSC	75,471	310,118
Qatar Gas Transport Company, Ltd.	358,058	443,994
Qatar International Islamic Bank QSC	125,639	381,340
Qatar Islamic Bank QPSC	233,024	1,488,324
Qatar National Bank QPSC	611,342	3,038,600
		8,686,819
Saudi Arabia - 0.8%
ACWA Power Company (A)	19,406	988,633
Ades Holding Company	40,004	181,535
Al Rajhi Bank	247,301	6,325,470
Alinma Bank	152,926	987,770
Almarai Company JSC	61,988	738,619
Arab National Bank	110,872	655,702
Arabian Internet & Communications Services Company	2,916	174,737
Bank AlBilad	93,134	651,004
Bank Al-Jazira (A)	76,386	235,646
Banque Saudi Fransi	152,279	667,584
Bupa Arabia for Cooperative Insurance Company	10,706	419,599
Dallah Healthcare Company	4,095	142,140
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Dar Al Arkan Real Estate Development Company (A)	65,474	$273,535
Dr Sulaiman Al Habib Medical Services Group Company	10,826	697,952
Elm Company	2,992	611,391
Etihad Etisalat Company	48,234	808,658
Jabal Omar Development Company (A)	71,654	290,394
Jarir Marketing Company	68,727	232,698
Makkah Construction & Development Company	12,059	269,259
Mouwasat Medical Services Company	12,741	235,733
Riyad Bank	186,979	1,286,137
SABIC Agri-Nutrients Company	28,797	895,255
Sahara International Petrochemical Company	45,485	203,819
SAL Saudi Logistics Services	4,641	210,324
Saudi Arabian Mining Company (A)	171,237	2,785,484
Saudi Arabian Oil Company (C)	757,518	4,975,176
Saudi Awwal Bank	130,573	1,066,889
Saudi Basic Industries Corp.	113,832	1,674,051
Saudi Electricity Company	102,367	385,220
Saudi Research & Media Group (A)	4,562	173,389
Saudi Tadawul Group Holding Company	6,184	277,529
Saudi Telecom Company	253,330	2,883,087
The Company for Cooperative Insurance	9,501	305,257
The Saudi Investment Bank	74,452	257,315
The Saudi National Bank	369,682	3,638,545
Yanbu National Petrochemical Company	34,735	282,131
		36,887,667
Singapore - 0.8%
BOC Aviation, Ltd. (C)	27,121	247,466
CapitaLand Ascendas REIT	367,884	799,034
CapitaLand Integrated Commercial Trust	570,352	1,035,960
CapitaLand Investment, Ltd.	235,830	483,030
DBS Group Holdings, Ltd.	203,942	8,542,821
Grab Holdings, Ltd., Class A (A)	229,228	1,249,293
Keppel, Ltd.	139,666	1,104,604
Oversea-Chinese Banking Corp., Ltd.	329,261	4,703,901
Sea, Ltd., ADR (A)	36,713	5,103,474
Sembcorp Industries, Ltd.	84,000	398,091
Singapore Airlines, Ltd.	151,669	760,227
Singapore Exchange, Ltd.	83,590	1,089,984
Singapore Technologies Engineering, Ltd.	147,746	948,341
Singapore Telecommunications, Ltd.	711,046	2,601,581
Trip.com Group, Ltd.	83,149	5,794,775
United Overseas Bank, Ltd.	121,768	3,196,214
Wilmar International, Ltd.	186,401	466,901
		38,525,697
South Africa - 1.0%
Absa Group, Ltd.	125,489	1,528,764
Bid Corp., Ltd.	49,299	1,178,466
Capitec Bank Holdings, Ltd.	12,911	2,928,714
Clicks Group, Ltd.	33,590	683,083
Discovery, Ltd.	88,275	1,134,717
FirstRand, Ltd.	754,167	3,598,995
Gold Fields, Ltd.	132,352	5,596,037
Harmony Gold Mining Company, Ltd.	83,981	1,641,560
Impala Platinum Holdings, Ltd.	133,958	1,685,878
MTN Group, Ltd.	258,973	2,393,592
Naspers, Ltd., N Shares	116,706	7,301,176
Nedbank Group, Ltd.	69,177	1,035,497
Northam Platinum Holdings, Ltd.	52,918	943,882
OUTsurance Group, Ltd.	128,043	543,312

35

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Pepkor Holdings, Ltd. (C)	526,302	$805,670
Remgro, Ltd.	75,629	768,660
Sanlam, Ltd.	278,075	1,492,382
Sasol, Ltd. (A)	85,857	560,395
Shoprite Holdings, Ltd.	69,087	1,108,559
Sibanye Stillwater, Ltd. (A)	416,896	1,375,739
Standard Bank Group, Ltd.	197,510	3,053,269
The Bidvest Group, Ltd.	47,615	639,233
Valterra Platinum, Ltd.	39,309	2,729,840
Vodacom Group, Ltd. (B)	91,457	717,131
		45,444,551
South Korea - 3.5%
Alteogen, Inc. (A)	5,504	2,001,397
Amorepacific Corp.	3,987	337,727
APR Corp. (A)	3,306	575,005
Celltrion, Inc.	20,606	2,608,017
Coway Company, Ltd.	7,494	439,460
DB Insurance Company, Ltd.	6,611	561,473
Doosan Bobcat, Inc. (A)	7,268	273,706
Doosan Company, Ltd.	1,027	614,531
Doosan Enerbility Company, Ltd. (A)	61,559	3,209,591
Ecopro BM Company, Ltd. (A)	6,673	682,598
Ecopro Company, Ltd.	13,874	800,076
Hana Financial Group, Inc.	38,394	2,442,816
Hanjin Kal Corp.	3,196	223,729
Hankook Tire & Technology Company, Ltd.	10,110	423,097
Hanmi Semiconductor Company, Ltd.	5,874	495,893
Hanwha Aerospace Company, Ltd.	4,593	2,666,176
Hanwha Ocean Company, Ltd. (A)	18,864	1,384,689
Hanwha Systems Company, Ltd.	10,364	326,231
HD Hyundai Company, Ltd.	5,896	789,824
HD Hyundai Electric Company, Ltd.	3,212	1,701,610
HD Hyundai Heavy Industries Company, Ltd.	3,642	1,328,848
HD Hyundai Marine Solution Company, Ltd.	2,114	268,304
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	5,820	1,625,735
HLB, Inc. (A)	16,153	516,708
HMM Company, Ltd.	31,991	417,357
HYBE Company, Ltd. (A)	3,099	633,217
Hyosung Heavy Industries Corp.	769	999,498
Hyundai Glovis Company, Ltd.	5,138	575,589
Hyundai Mobis Company, Ltd.	8,199	1,728,873
Hyundai Motor Company	18,203	3,241,891
Hyundai Rotem Company, Ltd.	10,455	1,252,049
Industrial Bank of Korea	39,157	548,122
Kakao Corp.	42,312	1,694,529
KakaoBank Corp.	22,953	338,895
KB Financial Group, Inc.	49,952	4,261,144
Kia Corp.	32,423	2,519,251
Korea Aerospace Industries, Ltd.	10,007	743,770
Korea Electric Power Corp.	34,950	1,256,819
Korea Investment Holdings Company, Ltd.	5,859	640,594
Korea Zinc Company, Ltd.	532	487,494
Korean Air Lines Company, Ltd.	25,459	379,613
Krafton, Inc. (A)	3,843	674,912
KT&G Corp.	13,205	1,308,178
LG Chem, Ltd.	6,779	1,727,490
LG Corp.	12,713	683,030
LG Display Company, Ltd. (A)	39,950	342,100
LG Electronics, Inc.	14,462	843,979
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG Energy Solution, Ltd. (A)	6,411	$1,783,995
LG H&H Company, Ltd.	1,361	256,399
LG Uplus Corp.	28,819	295,383
LIG Nex1 Company, Ltd.	1,808	472,435
LS Electric Company, Ltd.	2,061	646,960
Meritz Financial Group, Inc.	10,889	806,489
Mirae Asset Securities Company, Ltd.	27,859	415,246
NAVER Corp.	19,333	3,219,125
NH Investment & Securities Company, Ltd.	21,159	298,032
POSCO Future M Company, Ltd. (A)	4,841	681,570
POSCO Holdings, Inc.	9,988	2,107,733
Posco International Corp.	7,083	258,313
Samsung Biologics Company, Ltd. (A)(C)	1,584	1,736,249
Samsung C&T Corp.	11,700	1,796,641
Samsung Electro-Mechanics Company, Ltd.	7,671	1,315,118
Samsung Electronics Company, Ltd.	650,518	44,679,429
Samsung Fire & Marine Insurance Company, Ltd.	4,183	1,372,352
Samsung Heavy Industries Company, Ltd. (A)	96,333	1,615,178
Samsung Life Insurance Company, Ltd.	11,136	1,161,353
Samsung SDI Company, Ltd.	8,261	1,688,103
Samsung SDS Company, Ltd.	5,806	666,523
Samyang Foods Company, Ltd.	565	556,063
Shinhan Financial Group Company, Ltd.	60,170	3,216,203
SK Biopharmaceuticals Company, Ltd. (A)	4,175	398,175
SK Hynix, Inc.	74,935	27,142,897
SK Innovation Company, Ltd.	9,083	712,022
SK Square Company, Ltd. (A)	12,740	2,601,369
SK Telecom Company, Ltd.	14,501	528,925
SK, Inc.	4,920	890,475
S-Oil Corp. (A)	5,736	299,636
Woori Financial Group, Inc.	90,877	1,646,299
Yuhan Corp.	7,768	646,649
		159,506,974
Spain - 2.7%
Acciona SA	4,138	831,833
ACS Actividades de Construccion y Servicios SA	30,152	2,790,683
Aena SME SA (C)	126,825	3,454,063
Amadeus IT Group SA	76,757	5,648,816
Banco Bilbao Vizcaya Argentaria SA	980,160	21,184,792
Banco de Sabadell SA	849,830	3,089,254
Banco Santander SA	2,532,284	27,163,512
Bankinter SA	112,563	1,774,511
CaixaBank SA	660,636	7,376,913
Cellnex Telecom SA (A)(C)	83,966	2,521,682
EDP Renovaveis SA	41,527	553,341
Endesa SA	53,468	1,939,014
Grifols SA	51,030	624,576
Iberdrola SA	1,080,360	22,804,065
Industria de Diseno Textil SA	185,954	10,432,992
Mapfre SA	172,546	799,039
Naturgy Energy Group SA	32,240	992,260
Redeia Corp. SA	68,591	1,224,781
Repsol SA	191,261	3,543,939
Telefonica SA (B)	626,839	2,718,055
		121,468,121
Sweden - 2.1%
AddTech AB, B Shares	34,423	1,184,615
Alfa Laval AB	38,505	1,821,259

36

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Assa Abloy AB, B Shares	134,220	$5,104,925
Atlas Copco AB, A Shares	361,768	6,147,908
Atlas Copco AB, B Shares	206,402	3,159,302
Beijer Ref AB	54,357	866,440
Boliden AB (A)	37,671	1,807,671
Epiroc AB, A Shares	88,925	1,910,025
Epiroc AB, B Shares	51,271	988,330
EQT AB	67,562	2,340,479
Essity AB, B Shares	79,908	2,211,828
Evolution AB (C)	17,678	1,210,728
Fastighets AB Balder, B Shares (A)	94,274	677,771
Hennes & Mauritz AB, B Shares (B)	65,811	1,195,728
Hexagon AB, B Shares	277,518	3,253,890
Holmen AB, B Shares	9,307	340,976
Industrivarden AB, A Shares	7,224	303,417
Industrivarden AB, C Shares	29,961	1,259,515
Indutrade AB	35,973	893,874
Investment AB Latour, B Shares	19,529	467,740
Investor AB, B Shares	245,392	8,355,761
L.E. Lundbergforetagen AB, B Shares	10,413	553,635
Lifco AB, B Shares	30,820	1,135,794
Nibe Industrier AB, B Shares	202,702	750,332
Saab AB, B Shares	42,718	2,154,393
Sagax AB, B Shares	28,703	614,118
Sandvik AB	143,155	4,328,928
Securitas AB, B Shares (B)	64,416	982,717
Skandinaviska Enskilda Banken AB, A Shares	203,734	4,054,372
Skanska AB, B Shares	45,618	1,171,590
SKF AB, B Shares	46,087	1,208,756
Spotify Technology SA (A)	20,895	12,513,389
Svenska Cellulosa AB SCA, B Shares	80,833	1,051,081
Svenska Handelsbanken AB, A Shares	193,238	2,683,462
Swedbank AB, A Shares	112,612	3,583,783
Swedish Orphan Biovitrum AB (A)	26,214	942,429
Tele2 AB, B Shares	72,517	1,155,380
Telefonaktiebolaget LM Ericsson, B Shares	372,845	3,597,791
Telia Company AB	309,079	1,241,750
Trelleborg AB, B Shares	27,240	1,144,706
Volvo AB, B Shares	212,974	6,388,280
		96,758,868
Switzerland - 5.7%
ABB, Ltd.	207,648	14,943,135
Alcon, Inc.	66,288	5,284,224
Avolta AG (A)	10,841	597,540
Baloise Holding AG	5,699	1,491,540
Banque Cantonale Vaudoise	3,688	447,259
Barry Callebaut AG (B)	468	751,481
Belimo Holding AG	1,286	1,261,623
BKW AG	2,599	542,774
Chocoladefabriken Lindt & Spruengli AG	14	2,085,728
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	121	1,781,407
Cie Financiere Richemont SA, A Shares	71,198	15,136,738
Coca-Cola HBC AG (A)	29,078	1,458,815
DSM-Firmenich AG	24,149	1,986,325
EMS-Chemie Holding AG	867	592,441
Galderma Group AG	20,473	4,087,246
Geberit AG	4,448	3,468,350
Givaudan SA	1,218	5,139,021
Glencore PLC (A)	1,344,912	6,428,873
Helvetia Holding AG	5,184	1,345,215
Holcim, Ltd. (A)	67,725	6,353,285
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Julius Baer Group, Ltd.	27,951	$1,994,227
Kuehne + Nagel International AG	6,214	1,247,762
Logitech International SA	20,192	2,278,421
Lonza Group AG	9,319	6,396,990
Nestle SA	341,103	33,926,230
Novartis AG	251,849	32,856,225
Partners Group Holding AG	3,065	3,638,237
Roche Holding AG	93,444	35,798,698
Roche Holding AG, Bearer Shares	3,871	1,541,274
Sandoz Group AG	55,253	3,908,349
Schindler Holding AG	2,611	886,278
Schindler Holding AG, Participation Certificates	5,766	2,061,446
SGS SA	21,610	2,479,121
Sika AG	20,258	3,998,156
Sonova Holding AG	6,684	1,668,490
STMicroelectronics NV	89,534	2,062,558
Straumann Holding AG	14,742	1,685,010
Swiss Life Holding AG	3,875	4,250,157
Swiss Prime Site AG	10,307	1,519,894
Swiss Re AG	40,204	7,094,916
Swisscom AG	3,371	2,422,855
The Swatch Group AG, Bearer Shares	3,786	765,838
UBS Group AG	422,164	16,293,178
VAT Group AG (C)	3,565	1,573,328
Zurich Insurance Group AG	19,661	14,136,350
		261,667,008
Taiwan - 5.9%
Accton Technology Corp.	67,901	2,224,556
Advantech Company, Ltd.	62,412	574,015
Airtac International Group	19,000	548,048
Alchip Technologies, Ltd.	10,000	1,057,290
ASE Technology Holding Company, Ltd.	443,496	3,253,127
Asia Cement Corp.	320,856	396,996
Asia Vital Components Company, Ltd.	44,222	1,946,824
ASPEED Technology, Inc.	4,000	937,744
Asustek Computer, Inc.	94,635	1,816,122
Bizlink Holding, Inc.	23,000	1,184,712
Caliway Biopharmaceuticals Company, Ltd., Class C (A)	135,000	677,369
Catcher Technology Company, Ltd.	70,254	450,041
Cathay Financial Holding Company, Ltd.	1,291,213	2,643,468
Chailease Holding Company, Ltd.	206,880	679,798
Chang Hwa Commercial Bank, Ltd.	957,735	616,800
Cheng Shin Rubber Industry Company, Ltd.	237,764	241,130
China Airlines, Ltd.	402,084	246,384
China Steel Corp.	1,559,847	908,120
Chroma ATE, Inc.	51,000	1,334,662
Chunghwa Telecom Company, Ltd.	514,452	2,141,898
Compal Electronics, Inc.	561,838	526,611
CTBC Financial Holding Company, Ltd.	2,250,408	3,118,001
Delta Electronics, Inc.	260,307	7,759,871
E Ink Holdings, Inc.	115,205	706,573
E.Sun Financial Holding Company, Ltd.	1,943,540	1,880,486
Eclat Textile Company, Ltd.	26,340	368,637
Elite Material Company, Ltd.	40,086	1,958,363
eMemory Technology, Inc.	8,000	523,861
Eva Airways Corp.	366,296	398,477
Evergreen Marine Corp. Taiwan, Ltd.	143,650	822,832
Far Eastern New Century Corp.	439,138	394,934
Far EasTone Telecommunications Company, Ltd.	234,574	658,815

37

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Feng TAY Enterprise Company, Ltd.	62,878	$259,260
First Financial Holding Company, Ltd.	1,534,267	1,350,318
Formosa Chemicals & Fibre Corp.	472,502	503,650
Formosa Plastics Corp.	513,648	682,114
Fortune Electric Company, Ltd.	20,570	460,384
Fubon Financial Holding Company, Ltd.	1,139,595	3,365,890
Gigabyte Technology Company, Ltd.	70,983	552,567
Global Unichip Corp.	12,000	869,357
Globalwafers Company, Ltd.	35,000	420,148
Gold Circuit Electronics, Ltd.	43,000	871,807
Hon Hai Precision Industry Company, Ltd.	1,682,902	12,126,881
Hotai Motor Company, Ltd.	39,928	777,583
Hua Nan Financial Holdings Company, Ltd.	1,191,384	1,118,523
Innolux Corp.	1,007,529	435,602
International Games System Company, Ltd.	30,000	711,184
Inventec Corp.	360,187	501,591
Jentech Precision Industrial Company, Ltd.	11,000	1,023,300
KGI Financial Holding Company, Ltd.	2,211,130	1,110,524
King Slide Works Company, Ltd.	8,000	975,809
King Yuan Electronics Company, Ltd.	147,000	1,076,708
Largan Precision Company, Ltd.	13,000	915,876
Lite-On Technology Corp.	263,987	1,341,300
Lotes Company, Ltd.	11,000	460,888
MediaTek, Inc.	203,705	9,077,691
Mega Financial Holding Company, Ltd.	1,590,858	2,034,147
Nan Ya Plastics Corp.	688,288	1,296,394
Nien Made Enterprise Company, Ltd.	24,000	285,407
Novatek Microelectronics Corp.	77,146	958,922
Pegatron Corp.	272,525	626,891
PharmaEssentia Corp.	40,060	659,533
President Chain Store Corp.	74,037	565,709
Quanta Computer, Inc.	363,187	3,273,660
Realtek Semiconductor Corp.	64,820	1,078,680
SinoPac Financial Holdings Company, Ltd.	1,650,528	1,418,589
Taiwan Business Bank	962,393	486,370
Taiwan Cooperative Financial Holding Company, Ltd.	1,436,025	1,091,949
Taiwan High Speed Rail Corp.	230,384	205,273
Taiwan Mobile Company, Ltd.	233,547	804,212
Taiwan Semiconductor Manufacturing Company, Ltd.	3,296,505	151,989,901
TCC Group Holdings Company, Ltd.	915,855	667,581
Teco Electric & Machinery Company, Ltd.	160,000	448,292
The Shanghai Commercial & Savings Bank, Ltd.	511,480	637,723
TS Financial Holding Company, Ltd.	2,821,279	1,623,731
Unimicron Technology Corp.	177,890	1,061,148
Uni-President Enterprises Corp.	646,202	1,576,790
United Microelectronics Corp.	1,508,516	2,214,883
Vanguard International Semiconductor Corp.	146,776	424,729
Wan Hai Lines, Ltd.	91,113	234,361
Wistron Corp.	404,296	1,868,917
Wiwynn Corp.	15,000	2,191,643
Yageo Corp.	221,900	1,667,048
Yang Ming Marine Transport Corp.	232,520	385,962
Yuanta Financial Holding Company, Ltd.	1,435,433	1,653,125
Zhen Ding Technology Holding, Ltd.	97,499	453,210
		267,870,300
Thailand - 0.3%
Advanced Info Service PCL, NVDR	141,791	1,355,265
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Airports of Thailand PCL, NVDR	574,067	$777,830
Bangkok Dusit Medical Services PCL, NVDR	1,501,055	887,467
Bumrungrad Hospital PCL, NVDR	78,979	416,683
Central Pattana PCL, NVDR	269,286	449,075
Charoen Pokphand Foods PCL, NVDR	537,672	339,605
CP ALL PCL, NVDR	729,140	982,153
CP AXTRA PCL, NVDR	273,272	138,001
Delta Electronics Thailand PCL, NVDR	422,469	2,660,107
Gulf Development PCL, NVDR (A)	612,109	776,732
Kasikornbank PCL, NVDR	80,865	468,928
Krung Thai Bank PCL, NVDR	481,356	411,765
Minor International PCL, NVDR	409,129	280,327
PTT Exploration & Production PCL, NVDR	181,492	600,930
PTT PCL, NVDR	1,353,410	1,293,838
SCB X PCL, NVDR	114,295	462,030
The Siam Cement PCL, NVDR	106,298	617,329
TMBThanachart Bank PCL, NVDR	3,413,300	204,931
True Corp. PCL, NVDR	1,406,200	472,688
		13,595,684
Turkey - 0.1%
Akbank TAS	409,785	625,186
Aselsan Elektronik Sanayi Ve Ticaret AS	179,660	776,157
BIM Birlesik Magazalar AS	59,795	756,124
Eregli Demir ve Celik Fabrikalari TAS	474,854	266,885
Ford Otomotiv Sanayi AS	88,215	196,504
Haci Omer Sabanci Holding AS	151,131	291,559
KOC Holding AS	99,712	395,714
Pegasus Hava Tasimaciligi AS (A)	1	4
Turk Hava Yollari AO	76,742	492,871
Turkcell Iletisim Hizmetleri AS	165,868	365,773
Turkiye Is Bankasi AS, Class C	1,163,607	372,130
Turkiye Petrol Rafinerileri AS	123,328	565,759
Yapi ve Kredi Bankasi AS (A)	438,745	364,902
		5,469,568
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	428,644	1,646,117
Abu Dhabi Islamic Bank PJSC	192,948	1,045,808
Abu Dhabi National Oil Company for Distribution PJSC	399,541	418,823
ADNOC Drilling Company PJSC	431,863	615,037
Adnoc Gas PLC	841,391	746,912
ADNOC Logistics & Services	248,972	382,388
Aldar Properties PJSC	522,488	1,159,984
Americana Restaurants International PLC	398,753	187,842
Dubai Electricity & Water Authority PJSC	824,165	612,784
Dubai Islamic Bank PJSC	384,994	961,580
Emaar Development PJSC	134,415	538,157
Emaar Properties PJSC	892,768	3,234,620
Emirates NBD Bank PJSC	252,432	1,677,467
Emirates Telecommunications Group Company PJSC	467,380	2,290,878
First Abu Dhabi Bank PJSC	596,877	2,574,404
NMC Health PLC (A)(D)	5,577	0
Salik Company PJSC	243,566	380,749
Two Point Zero Group PJSC (A)	444,652	309,916
		18,783,466
United Kingdom - 8.4%
3i Group PLC	133,010	5,561,798
Admiral Group PLC	34,896	1,464,009
Anglo American PLC	149,661	5,656,462
AngloGold Ashanti PLC	74,447	6,347,562

38

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ashtead Group PLC	56,688	$3,626,136
Associated British Foods PLC	43,032	1,217,565
AstraZeneca PLC	207,368	38,447,780
Auto Trader Group PLC (C)	112,007	947,187
Aviva PLC	422,198	3,642,864
BAE Systems PLC	402,106	8,757,253
Barclays PLC	1,872,632	10,623,057
Barratt Redrow PLC	180,426	942,663
BP PLC	2,097,212	12,595,078
British American Tobacco PLC	292,207	17,156,946
BT Group PLC	801,707	1,922,552
Bunzl PLC	43,715	1,252,472
Centrica PLC	628,864	1,428,279
Coca-Cola Europacific Partners PLC	29,307	2,687,159
Compass Group PLC	226,681	7,127,322
Diageo PLC	298,496	6,860,945
Endeavour Mining PLC	24,708	1,143,355
Entain PLC	82,178	846,480
GSK PLC	543,715	12,938,232
Haleon PLC	1,193,200	5,868,007
Halma PLC	50,656	2,390,476
Hikma Pharmaceuticals PLC	22,539	463,905
HSBC Holdings PLC	2,305,683	32,673,716
Imperial Brands PLC	102,008	4,333,360
Informa PLC	174,348	2,217,024
InterContinental Hotels Group PLC	19,488	2,587,171
International Consolidated Airlines Group SA	203,660	1,071,199
Intertek Group PLC	20,842	1,275,284
J Sainsbury PLC	224,191	956,180
JD Sports Fashion PLC	340,492	348,702
Kingfisher PLC	232,301	940,714
Land Securities Group PLC	93,818	751,017
Legal & General Group PLC	788,439	2,578,424
Lloyds Banking Group PLC	7,929,162	10,056,067
London Stock Exchange Group PLC	62,656	7,380,393
M&G PLC	304,200	1,096,075
Marks & Spencer Group PLC	272,130	1,252,777
Melrose Industries PLC	170,235	1,342,793
Metlen Energy & Metals PLC (A)	13,235	679,436
National Grid PLC	663,221	10,076,980
NatWest Group PLC	1,074,232	8,966,035
Next PLC	15,416	2,883,224
Pearson PLC	77,701	1,026,969
Phoenix Group Holdings PLC	96,729	891,755
Reckitt Benckiser Group PLC	90,252	6,994,460
RELX PLC	243,964	9,783,883
Rentokil Initial PLC	336,690	1,853,505
Rio Tinto PLC	150,934	10,837,383
Rolls-Royce Holdings PLC	1,126,359	15,897,681
Schroders PLC	105,654	543,037
Segro PLC	171,208	1,617,543
Severn Trent PLC	35,346	1,318,397
Shell PLC	773,982	28,444,469
Smith & Nephew PLC	107,031	1,778,445
Smiths Group PLC	43,897	1,421,071
Spirax Group PLC	9,914	879,854
SSE PLC	161,116	4,687,427
Standard Chartered PLC	260,510	5,770,188
Tesco PLC	865,826	5,163,465
The Sage Group PLC	127,673	1,817,781
Unilever PLC	327,763	19,720,736
United Utilities Group PLC	89,663	1,468,369
Vodafone Group PLC	2,566,490	3,196,146
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Whitbread PLC	22,935	$755,782
Wise PLC, Class A (A)	89,222	1,044,068
		382,294,529
United States - 0.3%
BeOne Medicines, Ltd., H Shares (A)	114,412	3,023,240
Brookfield Asset Management, Ltd., Class A (B)	59,287	3,125,035
Brookfield Renewable Corp. (B)	19,682	816,463
Legend Biotech Corp., ADR (A)	9,995	276,961
RB Global, Inc. (B)	25,504	2,504,865
Southern Copper Corp.	14,167	1,909,370
		11,655,934
TOTAL COMMON STOCKS (Cost $3,283,812,148)		$4,330,918,651
PREFERRED SECURITIES - 0.7%
Brazil - 0.4%
Axia Energia	38,000	479,036
Banco Bradesco SA	760,287	2,811,631
Cia Energetica de Minas Gerais	240,202	516,147
Cia Paranaense de Energia - Copel	149,700	401,324
Gerdau SA	185,134	664,878
Itau Unibanco Holding SA	741,940	5,785,015
Itausa SA	812,106	1,869,813
Petroleo Brasileiro SA	654,700	3,888,080
		16,415,924
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares (A)	18,872	1,212,880
Colombia - 0.0%
Grupo Cibest SA	58,405	916,781
Germany - 0.2%
Bayerische Motoren Werke AG	6,615	624,237
Dr. Ing. h.c. F. Porsche AG (B)(C)	14,552	756,724
Henkel AG & Company KGaA	22,683	1,829,555
Porsche Automobil Holding SE	19,219	828,835
Sartorius AG	3,362	980,569
Volkswagen AG	26,266	3,002,628
		8,022,548
India - 0.0%
TVS Motor Company, Ltd. (A)(D)	117,772	13,167
South Korea - 0.1%
Hyundai Motor Company	3,141	411,361
Hyundai Motor Company, 2nd Preferred Shares	4,876	646,024
Samsung Electronics Company, Ltd.	111,022	5,678,004
		6,735,389
TOTAL PREFERRED SECURITIES (Cost $29,168,603)		$33,316,689
RIGHTS - 0.0%
Abu Dhabi Commercial Bank PJSC (Expiration Date: 12-4-25; Strike Price: AED 10.30) (A)	32,935	34,075
Adani Enterprises, Ltd. (Expiration Date: 12-10-25; Strike Price: INR 900.00) (A)	2,425	11,658
TOTAL RIGHTS (Cost $0)		$45,733
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	63

39

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	88,680	$13,519
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	65,920	12,921
TOTAL WARRANTS (Cost $0)		$26,503
SHORT-TERM INVESTMENTS - 4.3%
U.S. Government - 1.0%
U.S. Treasury Bill
3.816%, 01/13/2026 *	$45,900,000	$45,692,789
3.843%, 01/06/2026 *	2,000,000	1,992,408
		47,685,197
U.S. Government Agency - 2.7%
Federal Home Loan Bank Discount Note 3.750%, 12/01/2025 *	121,500,000	121,464,057
Short-term funds - 0.6%
John Hancock Collateral Trust, 3.9009% (E)(F)	2,709,358	27,101,983
TOTAL SHORT-TERM INVESTMENTS (Cost $196,282,362)		$196,251,237
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,509,263,113) - 99.8%		$4,560,558,813
Other assets and liabilities, net - 0.2%		9,344,220
TOTAL NET ASSETS - 100.0%		$4,569,903,033
International Strategic Equity Allocation Fund (continued)
Currency Abbreviations
AED	United Arab Emirates Dirham
INR	Indian Rupee
MYR	Malaysian Ringgit
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $25,581,925.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	233	Long	Dec 2025	$16,681,637	$16,688,625	$6,988
Mini MSCI EAFE Index Futures	874	Long	Dec 2025	121,844,667	123,185,930	1,341,263
Mini MSCI Emerging Markets Index Futures	887	Long	Dec 2025	60,190,153	61,096,560	906,407
S&P/TSX 60 Index Futures	64	Long	Dec 2025	16,458,978	16,847,143	388,165
						$2,642,823

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 0.9%
Interactive media and services – 0.9%
Pinterest, Inc., Class A (A)	439,603	$11,482,430
Consumer discretionary – 6.8%
Broadline retail – 1.3%
eBay, Inc.	81,600	6,755,664
Global-e Online, Ltd. (A)	264,300	10,683,006
		17,438,670
Hotels, restaurants and leisure – 0.7%
Aramark	258,046	9,591,570
Household durables – 1.2%
Installed Building Products, Inc.	26,949	7,222,871
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
PulteGroup, Inc.	70,642	$8,984,956
		16,207,827
Specialty retail – 1.8%
Advance Auto Parts, Inc.	338,007	17,535,803
Burlington Stores, Inc. (A)	26,382	6,654,332
		24,190,135
Textiles, apparel and luxury goods – 1.8%
Ralph Lauren Corp.	38,875	14,279,954
VF Corp.	524,692	9,182,110
		23,462,064
		90,890,266

40

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 1.7%
Beverages – 0.1%
Keurig Dr. Pepper, Inc.	47,800	$1,333,620
Food products – 1.6%
Lamb Weston Holdings, Inc.	365,657	21,595,702
		22,929,322
Energy – 7.0%
Energy equipment and services – 2.1%
Baker Hughes Company	203,476	10,214,495
TechnipFMC PLC	204,643	9,262,142
Tidewater, Inc. (A)	166,076	8,971,426
		28,448,063
Oil, gas and consumable fuels – 4.9%
Expand Energy Corp.	128,455	15,662,518
Marathon Petroleum Corp.	49,171	9,525,898
Ovintiv, Inc.	167,097	6,844,293
Permian Resources Corp.	541,300	7,843,437
Phillips 66	108,548	14,866,734
Viper Energy, Inc., Class A	273,866	10,004,325
		64,747,205
		93,195,268
Financials – 19.8%
Banks – 5.0%
Central BanCo, Inc. (B)	72,023	1,696,862
Columbia Banking System, Inc.	201,398	5,582,753
Fifth Third Bancorp	305,250	13,266,165
KeyCorp	539,218	9,910,827
Popular, Inc.	116,622	13,377,710
Webster Financial Corp.	178,313	10,627,455
Western Alliance Bancorp	150,242	12,249,230
		66,711,002
Capital markets – 2.6%
Lazard, Inc.	396,626	20,029,613
Main Street Capital Corp. (B)	129,253	7,501,844
StepStone Group, Inc., Class A	107,977	6,819,827
		34,351,284
Consumer finance – 1.1%
OneMain Holdings, Inc.	109,094	6,767,101
SLM Corp.	242,634	7,109,176
		13,876,277
Financial services – 3.7%
Corebridge Financial, Inc.	288,992	8,675,540
Corpay, Inc. (A)	63,404	18,754,903
Marqeta, Inc., Class A (A)	1,739,466	8,332,042
Voya Financial, Inc.	190,903	13,420,481
		49,182,966
Insurance – 6.7%
American International Group, Inc.	202,677	15,435,880
Assurant, Inc.	46,537	10,617,882
Horace Mann Educators Corp.	126,208	5,777,802
Lincoln National Corp.	249,400	10,260,316
RenaissanceRe Holdings, Ltd.	65,070	16,994,332
The Allstate Corp.	49,266	10,492,673
The Hanover Insurance Group, Inc.	63,088	11,705,978
Willis Towers Watson PLC	24,948	8,008,308
		89,293,171
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	423,718	9,660,770
		263,075,470
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 10.4%
Biotechnology – 1.7%
Alkermes PLC (A)	348,310	$10,303,010
Neurocrine Biosciences, Inc. (A)	81,071	12,335,763
		22,638,773
Health care equipment and supplies – 3.4%
The Cooper Companies, Inc. (A)	273,240	21,293,593
Zimmer Biomet Holdings, Inc.	246,117	24,001,330
		45,294,923
Health care providers and services – 3.0%
Centene Corp. (A)	197,614	7,774,135
Concentra Group Holdings Parent, Inc.	683,956	14,062,135
Molina Healthcare, Inc. (A)	39,381	5,838,627
Select Medical Holdings Corp.	768,692	11,907,039
		39,581,936
Life sciences tools and services – 0.5%
Waters Corp. (A)	18,700	7,543,954
Pharmaceuticals – 1.8%
Perrigo Company PLC	848,556	11,328,223
Viatris, Inc.	1,174,047	12,550,562
		23,878,785
		138,938,371
Industrials – 17.7%
Aerospace and defense – 3.5%
Hexcel Corp.	196,106	14,949,160
L3Harris Technologies, Inc.	44,318	12,350,983
StandardAero, Inc. (A)	470,399	12,286,822
Textron, Inc.	88,095	7,325,980
		46,912,945
Construction and engineering – 1.5%
API Group Corp. (A)	506,258	20,027,566
Electrical equipment – 1.0%
Sensata Technologies Holding PLC	416,329	13,351,671
Ground transportation – 1.5%
CSX Corp.	207,100	7,323,056
Saia, Inc. (A)	42,042	11,837,346
		19,160,402
Machinery – 5.4%
AGCO Corp.	108,047	11,448,660
Esab Corp.	124,861	14,014,399
Fortive Corp.	285,232	15,254,207
JBT Marel Corp.	50,482	7,094,235
The Middleby Corp. (A)	129,386	15,293,425
Xylem, Inc.	60,460	8,504,908
		71,609,834
Passenger airlines – 1.0%
Southwest Airlines Company	393,939	13,713,017
Professional services – 2.5%
Booz Allen Hamilton Holding Corp.	25,900	2,161,614
Dayforce, Inc. (A)	16,533	1,142,430
First Advantage Corp. (A)	670,990	9,313,341
SS&C Technologies Holdings, Inc.	127,847	10,987,171
Verra Mobility Corp. (A)	430,731	9,398,550
		33,003,106
Trading companies and distributors – 1.3%
SiteOne Landscape Supply, Inc. (A)	71,200	9,560,736
W.W. Grainger, Inc.	8,400	7,968,492
		17,529,228
		235,307,769

41

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 13.4%
Communications equipment – 0.3%
Viasat, Inc. (A)	140,200	$4,813,066
Electronic equipment, instruments and components – 5.2%
Belden, Inc.	81,999	9,298,687
CDW Corp.	50,900	7,340,798
Corning, Inc.	231,917	19,527,411
Keysight Technologies, Inc. (A)	105,630	20,909,459
TE Connectivity PLC	52,336	11,835,786
		68,912,141
IT services – 0.8%
GoDaddy, Inc., Class A (A)	86,879	11,108,349
Semiconductors and semiconductor equipment – 3.0%
MKS, Inc.	96,668	15,117,909
Qnity Electronics, Inc.	76,434	6,198,033
Rambus, Inc. (A)	73,507	7,025,064
Teradyne, Inc.	52,471	9,543,950
Wolfspeed, Inc. (A)(B)	83,164	1,686,566
		39,571,522
Software – 2.8%
CCC Intelligent Solutions Holdings, Inc. (A)	1,059,027	7,889,751
Clearwater Analytics Holdings, Inc., Class A (A)	608,694	13,427,790
DocuSign, Inc. (A)	141,090	9,784,592
Gitlab, Inc., Class A (A)	140,311	5,761,170
		36,863,303
Technology hardware, storage and peripherals – 1.3%
Sandisk Corp. (A)	35,582	7,944,749
Western Digital Corp.	56,248	9,186,986
		17,131,735
		178,400,116
Materials – 5.7%
Chemicals – 1.0%
DuPont de Nemours, Inc.	152,869	6,079,600
Westlake Corp.	107,500	7,182,075
		13,261,675
Construction materials – 0.6%
Knife River Corp. (A)	112,851	8,445,769
Containers and packaging – 2.0%
International Paper Company	386,222	15,248,045
Sealed Air Corp.	254,500	10,930,775
		26,178,820
Metals and mining – 1.3%
Franco-Nevada Corp.	50,399	10,601,300
OR Royalties, Inc.	200,100	6,984,778
		17,586,078
Paper and forest products – 0.8%
Stora Enso OYJ, R Shares	889,593	10,468,691
		75,941,033
Real estate – 8.1%
Health care REITs – 1.4%
Healthcare Realty Trust, Inc.	483,674	8,817,377
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Ventas, Inc.	116,200	$9,369,206
		18,186,583
Industrial REITs – 0.9%
Rexford Industrial Realty, Inc.	282,439	11,752,287
Office REITs – 0.8%
Vornado Realty Trust	267,876	9,863,194
Real estate management and development – 0.7%
Jones Lang LaSalle, Inc. (A)	30,145	9,817,925
Residential REITs – 2.6%
Apartment Investment and Management Company, Class A	805,902	4,601,700
Equity Residential	197,844	12,216,867
Sun Communities, Inc.	139,695	17,998,304
		34,816,871
Retail REITs – 1.0%
Regency Centers Corp.	186,804	13,292,973
Specialized REITs – 0.7%
Digital Realty Trust, Inc.	61,400	9,831,368
		107,561,201
Utilities – 7.0%
Electric utilities – 2.3%
FirstEnergy Corp.	340,409	16,244,317
PG&E Corp.	938,005	15,120,641
		31,364,958
Multi-utilities – 4.7%
Ameren Corp.	169,605	18,037,492
CenterPoint Energy, Inc.	317,291	12,685,294
Consolidated Edison, Inc.	137,327	13,782,138
Dominion Energy, Inc.	279,936	17,571,583
		62,076,507
		93,441,465
TOTAL COMMON STOCKS (Cost $1,077,686,811)		$1,311,162,711
CONVERTIBLE BONDS - 0.2%
Information technology - 0.2%
Wolfspeed, Inc.
2.500%, 06/15/2031	$811,000	1,374,138
2.500%, 06/15/2031 (C)	981,000	1,662,182
		3,036,320
TOTAL CONVERTIBLE BONDS (Cost $1,462,948)		$3,036,320
CORPORATE BONDS - 0.1%
Information technology - 0.1%
Wolfspeed, Inc. 12.000%, (0.000% Cash and 12.000% PIK), 06/15/2031	1,004,749	813,847
TOTAL CORPORATE BONDS (Cost $1,618,232)		$813,847
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 2.0%
John Hancock Collateral Trust, 3.9009% (D)(E)	1,088,286	10,886,238

42

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.9244% (D)	4,751,343	$4,751,343
T. Rowe Price Government Reserve Fund, 3.9759% (D)	11,176,824	11,176,824
TOTAL SHORT-TERM INVESTMENTS (Cost $26,813,715)		$26,814,405
Total Investments (Mid Value Fund) (Cost $1,107,581,706) – 100.8%		$1,341,827,283
Other assets and liabilities, net – (0.8%)		(10,509,764)
TOTAL NET ASSETS – 100.0%		$1,331,317,519
Security Abbreviations and Legend
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $10,657,982.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 10.4%
Diversified telecommunication services – 0.6%
AT&T, Inc.	625,172	$16,266,975
Verizon Communications, Inc.	368,729	15,158,449
		31,425,424
Entertainment – 1.4%
Electronic Arts, Inc.	19,696	3,979,183
Live Nation Entertainment, Inc. (A)	13,779	1,811,250
Netflix, Inc. (A)	371,577	39,974,254
Take-Two Interactive Software, Inc. (A)	15,169	3,732,636
The Walt Disney Company	157,229	16,425,714
TKO Group Holdings, Inc.	6,043	1,171,677
Warner Brothers Discovery, Inc. (A)	216,519	5,196,456
		72,291,170
Interactive media and services – 7.9%
Alphabet, Inc., Class A	506,805	162,268,825
Alphabet, Inc., Class C	406,853	130,241,782
Match Group, Inc.	21,020	700,176
Meta Platforms, Inc., Class A	191,354	123,987,824
		417,198,607
Media – 0.3%
Charter Communications, Inc., Class A (A)	8,123	1,625,575
Comcast Corp., Class A	322,054	8,595,621
Fox Corp., Class A	18,377	1,203,694
Fox Corp., Class B	11,557	673,311
News Corp., Class A	32,899	844,846
News Corp., Class B	9,718	286,001
Omnicom Group, Inc.	27,939	2,000,991
Paramount Skydance Corp., Class B (B)	27,108	434,270
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Trade Desk, Inc., Class A (A)	38,925	$1,539,873
		17,204,182
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	42,315	8,844,258
		546,963,641
Consumer discretionary – 9.8%
Automobile components – 0.0%
Aptiv PLC (A)	18,662	1,447,238
Automobiles – 2.2%
Ford Motor Company	335,066	4,449,676
General Motors Company	81,596	5,998,938
Tesla, Inc. (A)	240,522	103,465,349
		113,913,963
Broadline retail – 3.8%
Amazon.com, Inc. (A)	831,845	194,002,891
eBay, Inc.	39,159	3,241,974
		197,244,865
Distributors – 0.0%
Genuine Parts Company	11,926	1,555,150
LKQ Corp.	22,062	655,021
Pool Corp.	2,818	686,465
		2,896,636
Hotels, restaurants and leisure – 1.7%
Airbnb, Inc., Class A (A)	36,789	4,303,945
Booking Holdings, Inc.	2,779	13,657,924
Carnival Corp. (A)	92,991	2,397,308
Chipotle Mexican Grill, Inc. (A)	114,889	3,965,968
Darden Restaurants, Inc.	10,036	1,802,265
Domino's Pizza, Inc.	2,674	1,122,091
DoorDash, Inc., Class A (A)	31,736	6,295,470
Expedia Group, Inc.	10,128	2,589,628
Hilton Worldwide Holdings, Inc.	20,158	5,745,635
Las Vegas Sands Corp.	26,517	1,807,399
Marriott International, Inc., Class A	19,312	5,886,104
McDonald's Corp.	61,172	19,074,653
MGM Resorts International (A)	17,550	619,340
Norwegian Cruise Line Holdings, Ltd. (A)	38,795	716,156
Royal Caribbean Cruises, Ltd.	21,653	5,765,111
Starbucks Corp.	97,447	8,488,608
Wynn Resorts, Ltd.	7,227	929,970
Yum! Brands, Inc.	23,801	3,646,551
		88,814,126
Household durables – 0.3%
D.R. Horton, Inc.	23,772	3,779,986
Garmin, Ltd.	14,022	2,738,777
Hamilton Beach Brands Holding Company, Class B	294	4,689
Lennar Corp., Class A	19,515	2,562,320
Mohawk Industries, Inc. (A)	4,470	518,073
NVR, Inc. (A)	256	1,921,866
PulteGroup, Inc.	16,897	2,149,129
		13,674,840
Leisure products – 0.0%
Hasbro, Inc.	11,419	943,209
Specialty retail – 1.6%
AutoZone, Inc. (A)	1,435	5,674,464
Best Buy Company, Inc.	16,857	1,336,423
Lowe's Companies, Inc.	48,034	11,647,284
O'Reilly Automotive, Inc. (A)	72,721	7,395,726
Ross Stores, Inc.	28,047	4,946,369
The Home Depot, Inc.	85,283	30,439,208
The TJX Companies, Inc.	95,621	14,526,742

43

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Tractor Supply Company	45,416	$2,487,888
Ulta Beauty, Inc. (A)	3,853	2,076,112
Williams-Sonoma, Inc.	10,533	1,896,045
		82,426,261
Textiles, apparel and luxury goods – 0.2%
Deckers Outdoor Corp. (A)	12,711	1,118,949
Lululemon Athletica, Inc. (A)	9,358	1,723,556
NIKE, Inc., Class B	101,860	6,583,212
Ralph Lauren Corp.	3,319	1,219,168
Tapestry, Inc.	17,855	1,951,194
		12,596,079
		513,957,217
Consumer staples – 4.2%
Beverages – 0.9%
Brown-Forman Corp., Class B	13,796	399,808
Constellation Brands, Inc., Class A	11,179	1,524,592
Keurig Dr. Pepper, Inc.	106,257	2,964,570
Molson Coors Beverage Company, Class B	13,227	615,188
Monster Beverage Corp. (A)	55,757	4,181,217
PepsiCo, Inc.	107,164	15,939,573
The Coca-Cola Company	303,155	22,166,694
		47,791,642
Consumer staples distribution and retail – 1.6%
Costco Wholesale Corp.	34,712	31,712,536
Dollar General Corp.	17,226	1,886,075
Dollar Tree, Inc. (A)	15,182	1,682,317
Sysco Corp.	37,379	2,848,280
Target Corp.	35,570	3,223,353
The Kroger Company	47,603	3,202,730
Walmart, Inc.	343,515	37,961,843
		82,517,134
Food products – 0.4%
Archer-Daniels-Midland Company	37,638	2,286,132
Bunge Global SA	10,970	1,053,888
Conagra Brands, Inc.	37,526	669,839
General Mills, Inc.	41,878	1,982,923
Hormel Foods Corp.	22,883	531,114
Kellanova	21,029	1,758,866
Lamb Weston Holdings, Inc.	10,899	643,695
McCormick & Company, Inc.	19,768	1,333,945
Mondelez International, Inc., Class A	101,276	5,830,459
The Campbell's Company	15,400	469,392
The Hershey Company	11,588	2,179,471
The J.M. Smucker Company	8,354	870,320
The Kraft Heinz Company	66,644	1,700,088
Tyson Foods, Inc., Class A	22,334	1,296,489
		22,606,621
Household products – 0.7%
Church & Dwight Company, Inc.	19,092	1,625,875
Colgate-Palmolive Company	63,289	5,087,803
Kimberly-Clark Corp.	25,969	2,833,737
The Clorox Company	9,560	1,031,906
The Procter & Gamble Company	183,337	27,163,210
		37,742,531
Personal care products – 0.1%
Kenvue, Inc.	150,158	2,605,241
The Estee Lauder Companies, Inc., Class A	18,351	1,726,279
		4,331,520
Tobacco – 0.5%
Altria Group, Inc.	131,446	7,756,628
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	121,844	$19,187,993
		26,944,621
		221,934,069
Energy – 2.7%
Energy equipment and services – 0.2%
Baker Hughes Company	84,500	4,241,900
Halliburton Company	73,103	1,916,761
SLB, Ltd.	127,807	4,631,726
		10,790,387
Oil, gas and consumable fuels – 2.5%
APA Corp.	30,570	763,333
Chevron Corp.	164,918	24,924,057
ConocoPhillips	107,021	9,491,692
Coterra Energy, Inc.	65,326	1,753,350
Devon Energy Corp.	54,448	2,017,843
Diamondback Energy, Inc.	16,118	2,459,446
EOG Resources, Inc.	46,788	5,046,086
EQT Corp.	53,483	3,254,975
Expand Energy Corp.	20,412	2,488,835
Exxon Mobil Corp.	365,303	42,345,924
Kinder Morgan, Inc.	167,575	4,578,149
Marathon Petroleum Corp.	26,045	5,045,698
Occidental Petroleum Corp.	61,611	2,587,662
ONEOK, Inc.	53,977	3,930,605
Phillips 66	34,622	4,741,829
Targa Resources Corp.	18,445	3,233,593
Texas Pacific Land Corp.	1,656	1,431,264
The Williams Companies, Inc.	104,642	6,375,837
Valero Energy Corp.	26,614	4,704,291
		131,174,469
		141,964,856
Financials – 12.6%
Banks – 3.4%
Bank of America Corp.	588,912	31,595,129
Citigroup, Inc.	159,106	16,483,382
Citizens Financial Group, Inc.	37,298	2,017,822
Fifth Third Bancorp	57,181	2,485,086
Huntington Bancshares, Inc.	126,738	2,065,829
JPMorgan Chase & Co.	237,625	74,395,635
KeyCorp	80,546	1,480,435
M&T Bank Corp.	13,495	2,567,019
Regions Financial Corp.	77,124	1,962,806
The PNC Financial Services Group, Inc.	34,029	6,490,011
Truist Financial Corp.	111,462	5,182,983
U.S. Bancorp	134,445	6,594,527
Wells Fargo & Company	276,860	23,768,431
		177,089,095
Capital markets – 3.2%
Ameriprise Financial, Inc.	8,143	3,711,091
BlackRock, Inc.	12,445	13,033,649
Cboe Global Markets, Inc.	9,034	2,332,308
CME Group, Inc.	31,141	8,764,946
Coinbase Global, Inc., Class A (A)	19,544	5,331,994
FactSet Research Systems, Inc.	3,264	905,009
Franklin Resources, Inc.	26,463	597,799
Interactive Brokers Group, Inc., Class A	38,502	2,503,400
Intercontinental Exchange, Inc.	49,479	7,783,047
Invesco, Ltd.	38,441	939,882
KKR & Company, Inc.	59,285	7,251,148
Moody's Corp.	13,335	6,544,551
Morgan Stanley	104,842	17,787,494
MSCI, Inc.	6,686	3,769,032
Nasdaq, Inc.	39,190	3,563,155

44

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Northern Trust Corp.	16,536	$2,171,838
Raymond James Financial, Inc.	15,325	2,398,976
Robinhood Markets, Inc., Class A (A)	66,875	8,592,769
S&P Global, Inc.	27,001	13,468,909
State Street Corp.	24,539	2,920,632
T. Rowe Price Group, Inc.	19,005	1,945,732
The Bank of New York Mellon Corp.	60,942	6,831,598
The Blackstone Group, Inc.	63,697	9,326,515
The Charles Schwab Corp.	147,461	13,674,059
The Goldman Sachs Group, Inc.	26,163	21,611,685
		167,761,218
Consumer finance – 0.6%
American Express Company	46,902	17,131,894
Capital One Financial Corp.	55,273	12,108,656
Synchrony Financial	32,151	2,487,201
		31,727,751
Financial services – 3.7%
Apollo Global Management, Inc.	39,749	5,240,906
Berkshire Hathaway, Inc., Class B (A)	158,467	81,421,929
Block, Inc. (A)	47,481	3,171,731
Corpay, Inc. (A)	6,104	1,805,563
Fidelity National Information Services, Inc.	45,120	2,967,542
Fiserv, Inc. (A)	46,975	2,887,553
Global Payments, Inc.	20,970	1,588,687
Jack Henry & Associates, Inc.	6,300	1,099,224
Mastercard, Inc., Class A	71,340	39,274,810
PayPal Holdings, Inc.	82,526	5,173,555
Visa, Inc., Class A	146,800	49,095,792
		193,727,292
Insurance – 1.7%
Aflac, Inc.	41,579	4,586,579
American International Group, Inc.	47,894	3,647,607
Aon PLC, Class A	18,635	6,595,299
Arch Capital Group, Ltd. (A)	32,115	3,016,241
Arthur J. Gallagher & Company	22,154	5,485,773
Assurant, Inc.	4,350	992,496
Brown & Brown, Inc.	25,343	2,038,337
Chubb, Ltd.	32,048	9,491,977
Cincinnati Financial Corp.	13,521	2,265,984
Erie Indemnity Company, Class A	2,188	646,532
Everest Group, Ltd.	3,623	1,138,673
Globe Life, Inc.	7,014	944,996
Loews Corp.	14,718	1,587,631
Marsh & McLennan Companies, Inc.	42,495	7,795,708
MetLife, Inc.	48,254	3,694,326
Principal Financial Group, Inc.	17,526	1,486,555
Prudential Financial, Inc.	30,422	3,293,182
The Allstate Corp.	22,759	4,847,212
The Hartford Insurance Group, Inc.	24,306	3,330,651
The Progressive Corp.	50,654	11,589,129
The Travelers Companies, Inc.	19,450	5,696,127
W.R. Berkley Corp.	25,896	2,011,860
Willis Towers Watson PLC	8,435	2,707,635
		88,890,510
		659,195,866
Health care – 9.9%
Biotechnology – 1.7%
AbbVie, Inc.	160,413	36,526,040
Amgen, Inc.	48,887	16,888,503
Biogen, Inc. (A)	13,320	2,425,439
Gilead Sciences, Inc.	112,691	14,181,035
Incyte Corp. (A)	14,911	1,557,603
Moderna, Inc. (A)	31,520	818,890
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.	9,246	$7,213,637
Vertex Pharmaceuticals, Inc. (A)	23,285	10,096,609
		89,707,756
Health care equipment and supplies – 2.2%
Abbott Laboratories	158,058	20,373,676
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	6,129	902,128
Baxter International, Inc.	46,563	872,591
Becton, Dickinson and Company	26,028	5,049,953
Boston Scientific Corp. (A)	134,540	13,666,573
DexCom, Inc. (A)	35,588	2,258,770
Edwards Lifesciences Corp. (A)	53,309	4,620,291
GE HealthCare Technologies, Inc.	41,437	3,314,546
Hologic, Inc. (A)	20,177	1,512,670
IDEXX Laboratories, Inc. (A)	7,260	5,465,909
Insulet Corp. (A)	6,391	2,091,071
Intuitive Surgical, Inc. (A)	32,549	18,666,201
Medtronic PLC	116,336	12,253,671
ResMed, Inc.	13,284	3,398,446
Solventum Corp. (A)	13,409	1,143,251
STERIS PLC	8,953	2,384,005
Stryker Corp.	31,246	11,597,890
The Cooper Companies, Inc. (A)	18,135	1,413,261
Zimmer Biomet Holdings, Inc.	18,010	1,756,335
		112,842,847
Health care providers and services – 1.7%
Cardinal Health, Inc.	21,667	4,599,037
Cencora, Inc.	17,601	6,493,537
Centene Corp. (A)	42,326	1,665,105
CVS Health Corp.	115,175	9,255,463
DaVita, Inc. (A)	3,238	387,524
Elevance Health, Inc.	20,440	6,914,034
HCA Healthcare, Inc.	14,868	7,557,256
Henry Schein, Inc. (A)	9,391	700,287
Humana, Inc.	10,918	2,683,317
Labcorp Holdings, Inc.	7,537	2,025,795
McKesson Corp.	11,294	9,951,369
Molina Healthcare, Inc. (A)	4,931	731,070
Quest Diagnostics, Inc.	10,162	1,922,447
The Cigna Group	24,236	6,720,158
UnitedHealth Group, Inc.	82,237	27,119,295
Universal Health Services, Inc., Class B	5,133	1,250,553
		89,976,247
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	25,805	3,961,068
Bio-Techne Corp.	14,241	918,687
Charles River Laboratories International, Inc. (A)	4,468	795,930
Danaher Corp.	57,868	13,123,305
IQVIA Holdings, Inc. (A)	15,427	3,548,364
Mettler-Toledo International, Inc. (A)	1,868	2,758,513
Revvity, Inc.	10,521	1,098,498
Thermo Fisher Scientific, Inc.	34,292	20,260,742
Waters Corp. (A)	5,407	2,181,292
West Pharmaceutical Services, Inc.	6,518	1,807,116
		50,453,515
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Company	184,843	9,094,276
Eli Lilly & Company	72,194	77,642,481
Johnson & Johnson	218,712	45,255,887
Merck & Company, Inc.	226,836	23,779,218
Pfizer, Inc.	516,215	13,287,374
Viatris, Inc.	105,987	1,133,001

45

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	40,255	$5,159,886
		175,352,123
		518,332,488
Industrials – 7.7%
Aerospace and defense – 2.0%
Axon Enterprise, Inc. (A)	6,726	3,632,982
General Dynamics Corp.	21,637	7,391,848
General Electric Company	90,848	27,113,586
Howmet Aerospace, Inc.	34,535	7,065,516
Huntington Ingalls Industries, Inc.	3,355	1,052,195
L3Harris Technologies, Inc.	16,022	4,465,171
Lockheed Martin Corp.	17,602	8,059,252
Northrop Grumman Corp.	11,530	6,598,043
RTX Corp.	114,695	20,061,302
Textron, Inc.	15,257	1,268,772
The Boeing Company (A)	64,790	12,245,310
TransDigm Group, Inc.	4,827	6,565,541
		105,519,518
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	10,118	1,607,447
Expeditors International of Washington, Inc.	11,612	1,705,803
FedEx Corp.	18,585	5,123,513
United Parcel Service, Inc., Class B	63,069	6,041,380
		14,478,143
Building products – 0.5%
A.O. Smith Corp.	9,757	643,767
Allegion PLC	7,352	1,220,653
Builders FirstSource, Inc. (A)	9,480	1,063,940
Carrier Global Corp.	68,503	3,759,445
Johnson Controls International PLC	56,065	6,520,920
Lennox International, Inc.	2,739	1,366,405
Masco Corp.	17,940	1,163,768
Trane Technologies PLC	19,063	8,034,673
		23,773,571
Commercial services and supplies – 0.4%
Cintas Corp.	29,342	5,458,199
Copart, Inc. (A)	76,173	2,969,224
Republic Services, Inc.	17,393	3,775,325
Rollins, Inc.	24,106	1,482,037
Veralto Corp.	21,246	2,150,520
Waste Management, Inc.	31,761	6,919,769
		22,755,074
Construction and engineering – 0.2%
EMCOR Group, Inc.	3,833	2,357,563
Quanta Services, Inc.	12,763	5,933,263
		8,290,826
Electrical equipment – 0.8%
AMETEK, Inc.	19,791	3,916,441
Eaton Corp. PLC	33,350	11,535,432
Emerson Electric Company	48,202	6,429,183
GE Vernova, Inc.	23,322	13,987,836
Generac Holdings, Inc. (A)	5,033	763,154
Hubbell, Inc.	4,552	1,963,869
Rockwell Automation, Inc.	9,629	3,811,736
		42,407,651
Ground transportation – 0.8%
CSX Corp.	159,730	5,648,053
JB Hunt Transport Services, Inc.	6,536	1,137,003
Norfolk Southern Corp.	19,216	5,612,801
Old Dominion Freight Line, Inc.	15,839	2,142,858
Uber Technologies, Inc. (A)	178,685	15,642,085
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Union Pacific Corp.	50,797	$11,776,269
		41,959,069
Industrial conglomerates – 0.3%
3M Company	45,628	7,850,297
Honeywell International, Inc.	54,406	10,456,289
		18,306,586
Machinery – 1.5%
Caterpillar, Inc.	40,132	23,106,400
Cummins, Inc.	11,807	5,879,650
Deere & Company	21,575	10,021,372
Dover Corp.	11,760	2,178,893
Fortive Corp.	29,003	1,551,080
IDEX Corp.	6,435	1,119,240
Illinois Tool Works, Inc.	22,723	5,664,389
Ingersoll Rand, Inc.	30,993	2,489,978
Nordson Corp.	4,602	1,093,711
Otis Worldwide Corp.	33,603	2,985,627
PACCAR, Inc.	45,000	4,743,900
Parker-Hannifin Corp.	10,949	9,434,753
Pentair PLC	14,047	1,478,306
Snap-on, Inc.	4,472	1,520,704
Stanley Black & Decker, Inc.	13,260	948,355
Wabtec Corp.	14,650	3,055,258
Xylem, Inc.	20,842	2,931,844
		80,203,460
Passenger airlines – 0.2%
Delta Air Lines, Inc.	55,537	3,559,922
Southwest Airlines Company	44,937	1,564,257
United Airlines Holdings, Inc. (A)	27,751	2,829,492
		7,953,671
Professional services – 0.5%
Automatic Data Processing, Inc.	34,705	8,860,187
Broadridge Financial Solutions, Inc.	10,037	2,289,339
Dayforce, Inc. (A)	13,716	947,776
Equifax, Inc.	10,603	2,251,759
Jacobs Solutions, Inc.	10,243	1,380,859
Leidos Holdings, Inc.	10,988	2,099,807
Paychex, Inc.	27,781	3,102,860
Paycom Software, Inc.	4,300	693,031
Verisk Analytics, Inc.	11,980	2,696,339
		24,321,957
Trading companies and distributors – 0.2%
Fastenal Company	98,294	3,971,078
United Rentals, Inc.	5,514	4,494,903
W.W. Grainger, Inc.	3,768	3,574,438
		12,040,419
		402,009,945
Information technology – 33.3%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	88,954	11,624,509
Cisco Systems, Inc.	341,752	26,294,399
F5, Inc. (A)	4,958	1,185,755
Motorola Solutions, Inc.	14,380	5,315,998
		44,420,661
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	105,378	14,847,760
CDW Corp.	11,310	1,631,128
Corning, Inc.	67,282	5,665,144
Jabil, Inc.	9,262	1,951,596
Keysight Technologies, Inc. (A)	14,844	2,938,370
TE Connectivity PLC	25,493	5,765,242
Teledyne Technologies, Inc. (A)	4,043	2,019,559

46

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Trimble, Inc. (A)	20,553	$1,673,425
Zebra Technologies Corp., Class A (A)	4,393	1,110,331
		37,602,555
IT services – 0.9%
Accenture PLC, Class A	53,760	13,440,000
Akamai Technologies, Inc. (A)	12,351	1,105,662
Cognizant Technology Solutions Corp., Class A	42,162	3,276,409
EPAM Systems, Inc. (A)	4,813	900,031
Gartner, Inc. (A)	6,538	1,521,654
GoDaddy, Inc., Class A (A)	11,960	1,529,206
IBM Corp.	80,389	24,806,438
VeriSign, Inc.	7,250	1,826,928
		48,406,328
Semiconductors and semiconductor equipment – 13.6%
Advanced Micro Devices, Inc. (A)	140,042	30,463,336
Analog Devices, Inc.	42,828	11,363,982
Applied Materials, Inc.	69,259	17,470,583
Broadcom, Inc.	405,892	163,558,240
First Solar, Inc. (A)	9,247	2,523,691
Intel Corp. (A)	377,684	15,318,863
KLA Corp.	11,389	13,387,428
Lam Research Corp.	109,218	17,038,008
Microchip Technology, Inc.	46,593	2,496,453
Micron Technology, Inc.	96,579	22,839,002
Monolithic Power Systems, Inc.	4,134	3,837,055
NVIDIA Corp.	2,105,600	372,691,200
NXP Semiconductors NV	21,762	4,242,284
ON Semiconductor Corp. (A)	35,257	1,771,312
Qnity Electronics, Inc.	13,313	1,079,551
Qualcomm, Inc.	93,069	15,643,968
Skyworks Solutions, Inc.	12,799	844,094
Teradyne, Inc.	13,721	2,495,713
Texas Instruments, Inc.	78,452	13,201,118
		712,265,881
Software – 9.9%
Adobe, Inc. (A)	36,604	11,718,039
AppLovin Corp., Class A (A)	23,366	14,007,450
Autodesk, Inc. (A)	18,475	5,604,207
Cadence Design Systems, Inc. (A)	23,510	7,331,358
Crowdstrike Holdings, Inc., Class A (A)	21,507	10,950,504
Datadog, Inc., Class A (A)	27,909	4,465,719
Fair Isaac Corp. (A)	2,073	3,743,486
Fortinet, Inc. (A)	56,228	4,561,778
Gen Digital, Inc.	48,321	1,274,225
Intuit, Inc.	24,075	15,265,476
Microsoft Corp.	641,447	315,598,338
Oracle Corp.	143,005	28,879,860
Palantir Technologies, Inc., Class A (A)	196,270	33,061,682
Palo Alto Networks, Inc. (A)	57,633	10,957,762
PTC, Inc. (A)	10,331	1,812,367
Roper Technologies, Inc.	9,287	4,144,045
Salesforce, Inc.	82,502	19,020,011
ServiceNow, Inc. (A)	17,954	14,586,009
Synopsys, Inc. (A)	15,966	6,673,948
Tyler Technologies, Inc. (A)	3,738	1,755,440
Workday, Inc., Class A (A)	18,639	4,018,941
		519,430,645
Technology hardware, storage and peripherals – 7.3%
Apple, Inc.	1,280,662	357,112,587
Dell Technologies, Inc., Class C	26,171	3,489,903
Hewlett Packard Enterprise Company	113,170	2,475,028
HP, Inc.	81,054	1,979,339
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
NetApp, Inc.	17,277	$1,927,422
Sandisk Corp. (A)	12,777	2,852,849
Seagate Technology Holdings PLC	18,360	5,080,028
Super Micro Computer, Inc. (A)	43,231	1,463,369
Western Digital Corp.	29,955	4,892,550
		381,273,075
		1,743,399,145
Materials – 1.3%
Chemicals – 0.8%
Air Products & Chemicals, Inc.	14,893	3,887,818
Albemarle Corp.	7,856	1,021,201
CF Industries Holdings, Inc.	10,854	854,210
Corteva, Inc.	45,442	3,065,972
Dow, Inc.	47,470	1,132,160
DuPont de Nemours, Inc.	28,028	1,114,674
Ecolab, Inc.	17,080	4,699,733
International Flavors & Fragrances, Inc.	17,169	1,192,902
Linde PLC	31,363	12,868,866
LyondellBasell Industries NV, Class A	17,239	844,539
PPG Industries, Inc.	15,080	1,508,603
Solstice Advanced Materials, Inc. (A)	13,968	665,994
The Mosaic Company	21,234	520,021
The Sherwin-Williams Company	15,512	5,331,319
		38,708,012
Construction materials – 0.1%
Martin Marietta Materials, Inc.	4,034	2,514,150
Vulcan Materials Company	8,838	2,627,007
		5,141,157
Containers and packaging – 0.1%
Amcor PLC	154,119	1,313,094
Avery Dennison Corp.	5,230	901,495
Ball Corp.	18,187	900,802
International Paper Company	35,284	1,393,012
Packaging Corp. of America	5,986	1,221,563
Smurfit WestRock PLC	34,959	1,247,687
		6,977,653
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	96,027	4,127,240
Newmont Corp.	73,470	6,665,933
Nucor Corp.	15,354	2,448,809
Steel Dynamics, Inc.	9,256	1,553,434
		14,795,416
		65,622,238
Real estate – 1.4%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	10,399	558,114
Healthpeak Properties, Inc.	46,503	849,145
Ventas, Inc.	30,341	2,446,395
Welltower, Inc.	44,688	9,304,935
		13,158,589
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	42,714	753,048
Industrial REITs – 0.2%
Prologis, Inc.	62,019	7,971,302
Office REITs – 0.0%
BXP, Inc.	9,864	713,759
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	19,585	3,169,441

47

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
CoStar Group, Inc. (A)	28,340	$1,949,792
		5,119,233
Residential REITs – 0.1%
AvalonBay Communities, Inc.	9,497	1,727,884
Camden Property Trust	7,146	759,906
Equity Residential	23,257	1,436,120
Essex Property Trust, Inc.	4,311	1,136,466
Invitation Homes, Inc.	37,685	1,062,717
Mid-America Apartment Communities, Inc.	7,809	1,061,165
UDR, Inc.	20,159	734,191
		7,918,449
Retail REITs – 0.2%
Federal Realty Investment Trust	5,220	515,371
Kimco Realty Corp.	45,367	937,282
Realty Income Corp.	61,101	3,520,029
Regency Centers Corp.	10,900	775,644
Simon Property Group, Inc.	21,831	4,067,552
		9,815,878
Specialized REITs – 0.5%
American Tower Corp.	31,289	5,671,757
Crown Castle, Inc.	29,125	2,658,530
Digital Realty Trust, Inc.	21,432	3,431,692
Equinix, Inc.	6,538	4,925,141
Extra Space Storage, Inc.	14,168	1,886,753
Iron Mountain, Inc.	19,718	1,702,649
Public Storage	10,561	2,899,417
SBA Communications Corp.	7,180	1,394,859
VICI Properties, Inc.	71,324	2,055,558
Weyerhaeuser Company	48,231	1,071,211
		27,697,567
		73,147,825
Utilities – 2.4%
Electric utilities – 1.6%
Alliant Energy Corp.	23,530	1,634,629
American Electric Power Company, Inc.	49,047	6,070,547
Constellation Energy Corp.	28,639	10,434,906
Duke Energy Corp.	71,302	8,837,170
Edison International	35,259	2,076,403
Entergy Corp.	40,938	3,992,274
Evergy, Inc.	21,132	1,640,900
Eversource Energy	34,058	2,288,016
Exelon Corp.	92,548	4,360,862
FirstEnergy Corp.	47,610	2,271,949
NextEra Energy, Inc.	188,834	16,294,486
NRG Energy, Inc.	17,723	3,003,871
PG&E Corp.	201,460	3,247,535
Pinnacle West Capital Corp.	10,939	993,918
PPL Corp.	67,827	2,502,816
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
The Southern Company	100,833	$9,187,903
Xcel Energy, Inc.	54,236	4,453,318
		83,291,503
Gas utilities – 0.1%
Atmos Energy Corp.	14,722	2,596,519
Independent power and renewable electricity producers – 0.1%
The AES Corp.	65,452	920,255
Vistra Corp.	29,208	5,224,143
		6,144,398
Multi-utilities – 0.6%
Ameren Corp.	24,788	2,636,204
CenterPoint Energy, Inc.	59,844	2,392,563
CMS Energy Corp.	27,462	2,071,733
Consolidated Edison, Inc.	33,059	3,317,801
Dominion Energy, Inc.	78,262	4,912,506
DTE Energy Company	19,020	2,606,311
NiSource, Inc.	43,152	1,904,298
Public Service Enterprise Group, Inc.	45,747	3,820,789
Sempra	59,826	5,666,719
WEC Energy Group, Inc.	29,490	3,304,944
		32,633,868
Water utilities – 0.0%
American Water Works Company, Inc.	17,902	2,328,513
		126,994,801
TOTAL COMMON STOCKS (Cost $3,332,848,685)		$5,013,522,091
SHORT-TERM INVESTMENTS – 3.9%
Short-term funds – 3.9%
John Hancock Collateral Trust, 3.9009% (D)(E)	20,209,777	202,160,416
TOTAL SHORT-TERM INVESTMENTS (Cost $202,147,726)		$202,160,416
Total Investments (U.S. Sector Rotation Fund) (Cost $3,534,996,411) – 99.6%		$5,215,682,507
Other assets and liabilities, net – 0.4%		21,615,425
TOTAL NET ASSETS – 100.0%		$5,237,297,932
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $420,677.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 11-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $458,054.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	656	Long	Dec 2025	$218,920,435	$224,991,600	$6,071,165
						$6,071,165

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
48

John Hancock Funds II
Portfolio of Investments — November 30, 2025 (unaudited) (showing percentage of total net assets)

The following funds had the following sector composition as a percentage of net assets on 11-30-25:
International Strategic Equity Allocation Fund
Financials	23.9%
Industrials	13.8%
Information technology	13.8%
Consumer discretionary	9.7%
Health care	7.5%
Materials	6.4%
Consumer staples	5.9%
Communication services	5.5%
Energy	4.3%
Utilities	3.2%
Real estate	1.5%
Short-term investments and other	4.5%
TOTAL	100.0%
49

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds' valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$716,258,092	$716,258,092	—	—
Preferred securities	644,017	644,017	—	—
U.S. Government and Agency obligations	181,529,761	—	$181,529,761	—
Corporate bonds	85,989,675	—	85,989,675	—
Term loans	109,076,777	—	109,076,777	—
Short-term investments	41,565,563	41,565,563	—	—
Total investments in securities	$1,135,063,885	$758,467,672	$376,596,213	—
Derivatives:
Liabilities
Written options	$(4,288,430)	—	$(4,288,430)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$812,267,305	—	$812,267,305	—
Foreign government obligations	23,764,245	—	23,764,245	—
50

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond Fund (continued)
Corporate bonds	$455,743,454	—	$455,743,454	—
Municipal bonds	2,951,837	—	2,951,837	—
Collateralized mortgage obligations	249,020,745	—	249,020,745	—
Asset-backed securities	139,352,012	—	139,352,012	—
Short-term investments	31,065,922	$31,065,922	—	—
Total investments in securities	$1,714,165,520	$31,065,922	$1,683,099,598	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$155,149,563	—	$155,149,563	—
Austria	6,623,559	—	6,623,559	—
Belgium	24,010,075	—	24,010,075	—
Brazil	47,244,556	$47,244,556	—	—
Canada	364,630,343	364,026,558	603,785	—
Chile	7,926,512	6,002,347	1,924,165	—
China	350,413,109	5,655,323	344,010,308	$747,478
Colombia	897,705	897,705	—	—
Czech Republic	1,980,593	—	1,980,593	—
Denmark	43,916,128	—	43,916,128	—
Egypt	311,582	—	311,582	—
Finland	29,892,648	—	29,892,648	—
France	275,960,433	—	275,960,433	—
Germany	235,776,819	—	235,776,819	—
Greece	7,373,917	—	7,373,917	—
Hong Kong	79,934,000	1,444,316	78,489,684	—
Hungary	3,983,201	—	3,983,201	—
India	202,044,809	—	202,044,809	—
Indonesia	16,222,359	—	16,222,359	—
Ireland	34,963,453	14,361,052	20,602,401	—
Israel	28,172,008	10,959,796	17,212,212	—
Italy	89,949,071	—	89,949,071	—
Japan	601,676,197	—	601,676,197	—
Kuwait	9,100,911	—	9,100,911	—
Luxembourg	6,370,471	—	6,370,471	—
Macau	974,568	—	974,568	—
Malaysia	15,513,717	—	15,513,717	—
Mexico	26,838,732	25,817,496	1,021,236	—
Netherlands	150,617,210	2,827,126	147,790,084	—
New Zealand	2,076,221	—	2,076,221	—
Norway	15,046,410	—	15,046,410	—
Peru	3,351,971	3,351,971	—	—
Philippines	5,133,833	—	5,133,833	—
Poland	13,389,487	—	13,389,487	—
Portugal	4,837,294	—	4,837,294	—
Qatar	8,686,819	—	8,686,819	—
Saudi Arabia	36,887,667	—	36,887,667	—
Singapore	38,525,697	6,352,767	32,172,930	—
South Africa	45,444,551	—	45,444,551	—
South Korea	159,506,974	—	159,506,974	—
Spain	121,468,121	—	121,468,121	—
Sweden	96,758,868	12,513,389	84,245,479	—
Switzerland	261,667,008	—	261,667,008	—
Taiwan	267,870,300	—	267,870,300	—
Thailand	13,595,684	—	13,595,684	—
Turkey	5,469,568	—	5,469,568	—
United Arab Emirates	18,783,466	—	18,783,466	—
51

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
United Kingdom	$382,294,529	$2,687,159	$379,607,370	—
United States	11,655,934	8,632,694	3,023,240	—
Preferred securities
Brazil	16,415,924	16,415,924	—	—
Chile	1,212,880	1,212,880	—	—
Colombia	916,781	916,781	—	—
Germany	8,022,548	—	8,022,548	—
India	13,167	—	—	$13,167
South Korea	6,735,389	—	6,735,389	—
Rights	45,733	11,658	34,075	—
Warrants	26,503	63	26,440	—
Short-term investments	196,251,237	27,101,983	169,149,254	—
Total investments in securities	$4,560,558,813	$558,433,544	$4,001,364,624	$760,645
Derivatives:
Assets
Futures	$2,642,823	$2,642,823	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$11,482,430	$11,482,430	—	—
Consumer discretionary	90,890,266	90,890,266	—	—
Consumer staples	22,929,322	22,929,322	—	—
Energy	93,195,268	93,195,268	—	—
Financials	263,075,470	263,075,470	—	—
Health care	138,938,371	138,938,371	—	—
Industrials	235,307,769	235,307,769	—	—
Information technology	178,400,116	178,400,116	—	—
Materials	75,941,033	65,472,342	$10,468,691	—
Real estate	107,561,201	107,561,201	—	—
Utilities	93,441,465	93,441,465	—	—
Convertible bonds	3,036,320	—	3,036,320	—
Corporate bonds	813,847	—	813,847	—
Short-term investments	26,814,405	26,814,405	—	—
Total investments in securities	$1,341,827,283	$1,327,508,425	$14,318,858	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$546,963,641	$546,963,641	—	—
Consumer discretionary	513,957,217	513,952,528	$4,689	—
Consumer staples	221,934,069	221,934,069	—	—
Energy	141,964,856	141,964,856	—	—
Financials	659,195,866	659,195,866	—	—
Health care	518,332,488	518,230,879	—	$101,609
Industrials	402,009,945	402,009,945	—	—
Information technology	1,743,399,145	1,743,399,145	—	—
Materials	65,622,238	65,622,238	—	—
Real estate	73,147,825	73,147,825	—	—
Utilities	126,994,801	126,994,801	—	—
Short-term investments	202,160,416	202,160,416	—	—
Total investments in securities	$5,215,682,507	$5,215,576,209	$4,689	$101,609
52

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund (continued)
Derivatives:
Assets
Futures	$6,071,165	$6,071,165	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value Fund
John Hancock Collateral Trust	—	$2,995,314	$19,707,562	$(22,702,750)	$(22)	$(104)	—	—	—
Core Bond Fund
John Hancock Collateral Trust	202,614	$640,120	$63,319,862	$(61,932,034)	$(1,197)	$18	$12,042	—	$2,026,769
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	2,709,358	$32,769,630	$202,137,291	$(207,803,322)	$(1,422)	$(194)	$154,280	—	$27,101,983
Mid Value Fund
John Hancock Collateral Trust	1,088,286	$9,688,735	$26,293,581	$(25,096,428)	$1,113	$(763)	$99,383	—	$10,886,238
U.S. Sector Rotation Fund
John Hancock Collateral Trust	20,209,777	$169,665,006	$124,987,991	$(92,491,832)	$(549)	$(200)	$1,935,134	—	$202,160,416
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.
53